UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1.	Portfolio of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AGGRESSIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES # (1) - 100.1%

Fixed Income Investment Company - 5.0%

VALIC Co. II Core Bond Fund	307,592	$3,189,728

International Equity Investment Company - 35.0%

VALIC Co. I International Equities Fund†	2,077,030	22,328,070

Large Cap Equity Investment Companies - 57.6%

VALIC Co. II Capital Appreciation Fund	2,387,334	22,966,155
VALIC Co. II Large Cap Value Fund	738,933	11,483,025
VALIC Co. I Stock Index Fund	59,320	2,232,816

		36,681,996

Mid Cap Equity Investment Company - 1.8%

VALIC Co. II MidCap Value Fund	56,567	1,148,301

Small Cap Equity Investment Companies - 0.7%

VALIC Co. II Small Cap Growth Fund†	23,198	318,973
VALIC Co. II Small Cap Value Fund	7,747	127,589

		446,562

TOTAL INVESTMENTS (Cost $58,158,317)(2)	100.1%	63,794,657
Liabilities in excess of other assets	(0.1)	(61,223)

NET ASSETS	100.0%	$63,733,434

†	Non-income producing security.
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Aerospace/Defense - 1.7%

Lockheed Martin Corp.	14,400	$1,302,480

Agricultural Operations - 2.6%

Archer-Daniels-Midland Co.	19,700	691,470
Monsanto Co.	26,100	1,254,627

		1,946,097

Airlines - 0.6%

AMR Corp.†	14,900	476,204

Banks-Commercial - 1.6%

Synovus Financial Corp.	40,500	1,215,810

Banks-Fiduciary - 1.1%

State Street Corp.	13,600	844,968

Banks-Super Regional - 1.2%

US Bancorp	25,700	864,548

Beverages-Non-alcoholic - 3.2%

Coca-Cola Co.	51,900	2,430,477

Cable TV - 3.8%

Comcast Corp., Class A†	29,000	1,173,340
The DIRECTV Group, Inc.†	73,700	1,676,675

		2,850,015

Computer Services - 1.3%

Cognizant Technology Solutions Corp., Class A†	11,900	970,564

Computers - 4.6%

Apple Computer, Inc.†	18,200	1,668,576
Hewlett-Packard Co.	46,500	1,834,890

		3,503,466

Data Processing/Management - 2.0%

Paychex, Inc.	38,700	1,525,167

Diversified Manufactured Operations - 3.1%

Dover Corp.	17,500	880,250
Illinois Tool Works, Inc.	31,600	1,491,520

		2,371,770

Electric Products-Misc. - 1.0%

Molex, Inc.	23,700	758,400

Electric-Integrated - 1.4%

TXU Corp.	18,100	1,038,759

Engineering/R&D Services - 2.4%

McDermott International, Inc.†	35,100	1,828,008

Enterprise Software/Service - 3.6%

BMC Software, Inc.†	32,000	1,041,920
Oracle Corp.†	89,100	1,695,573

		2,737,493

Finance-Investment Banker/Broker - 11.0%

Charles Schwab Corp.	85,900	1,575,406
Citigroup, Inc.	27,500	1,363,725
J.P. Morgan Chase & Co.	25,600	1,184,768
Merrill Lynch & Co., Inc.	18,500	1,617,455
Morgan Stanley	33,700	2,566,592

		8,307,946

Finance-Other Services - 1.9%

Chicago Merchantile Exchange Holdings, Inc.	2,600	1,392,560

Internet Infrastructure Software - 1.4%

Akamai Technologies, Inc.†	21,800	1,065,366

Medical Products - 6.1%

Johnson & Johnson	50,600	3,335,046
Stryker Corp.	24,500	1,270,570

		4,605,616

Medical-Biomedical/Gene - 2.1%

Amgen, Inc.†	20,300	1,441,300
Genentech, Inc.†	1,900	155,325

		1,596,625

Medical-Drugs - 2.4%

Bristol-Myers Squibb Co.	38,000	943,540
Schering-Plough Corp.	40,800	898,008

		1,841,548

Metal Processors & Fabrication - 3.5%

Precision Castparts Corp.	35,300	2,663,738

Metal-Aluminum - 1.2%

Alcoa, Inc.	28,500	888,345

Multimedia - 1.8%

Walt Disney Co.†	41,700	1,378,185

Networking Products - 3.4%

Cisco Systems, Inc.†	96,200	2,585,856

Oil Companies-Exploration & Production - 2.1%

XTO Energy, Inc.	31,966	1,617,480

Oil Field Machinery & Equipment - 0.5%

Grant Prideco, Inc.†	8,600	376,852

Oil-Field Services - 2.1%

Schlumberger, Ltd.	23,500	1,609,280

Pipelines - 0.0%

Dynegy, Inc., Class A†	229	1,555

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A	1,900	128,136

Retail-Consumer Electronics - 0.7%

Best Buy Co., Inc.	10,100	555,197

Retail-Discount - 3.1%

Wal-Mart Stores, Inc.	49,900	2,300,390

Retail-Drug Store - 1.5%

Walgreen Co.	28,700	1,162,063

Retail-Regional Department Stores - 3.4%

Kohl’s Corp.†	36,800	2,561,280

Savings & Loans/Thrifts - 1.1%

Washington Mutual, Inc.	19,200	838,656

Steel-Specialty - 1.7%

Allegheny Technologies, Inc.	14,200	1,273,030

Telecommunication Equipment - 1.1%

Harris Corp.	18,800	791,668

Telephone-Integrated - 1.0%
Qwest Communications International, Inc.†	95,200	732,088

Therapeutics - 2.2%
Gilead Sciences, Inc.†	24,900	1,641,408

Transport-Services - 1.5%
C.H. Robinson Worldwide, Inc.	25,900	1,139,600

Web Portals/ISP - 1.4%
Google, Inc., Class A†	2,100	1,018,332

Wireless Equipment - 4.0%
Motorola, Inc.	75,000	1,662,750
QUALCOMM, Inc.	36,700	1,342,853

		3,005,603

X-Ray Equipment - 1.2%
Hologic, Inc.†	17,300	865,519

Total Long-Term Investment Securities (cost $67,413,640)		74,608,148

REPURCHASE AGREEMENT - 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $1,002,134 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 08/15/08 and having an approximate value of $1,032,390 (cost $1,002,000)	$1,002,000	1,002,000

TOTAL INVESTMENTS (cost $68,415,640) (1)	100.1%	75,610,148
Liabilities in Excess of Other Assets	(0.1)	(41,607)

NET ASSETS	100.0%	$75,568,541

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

CONSERVATIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES # (1) - 100.2%

Fixed Income Investment Company - 42.1%

VALIC Co. II Core Bond Fund	1,605,768	$16,651,813

International Equity Investment Company - 8.0%

VALIC Co. I International Equities Fund†	295,049	3,171,773

Large Cap Equity Investment Companies - 43.8%

VALIC Co. II Capital Appreciation Fund	1,030,333	9,911,806
VALIC Co. II Large Cap Value Fund	318,912	4,955,897
VALIC Co. I Stock Index Fund	65,306	2,458,127

		17,325,830

Mid Cap Equity Investment Company - 3.1%

VALIC Co. II MidCap Value Fund	60,545	1,229,062

Small Cap Equity Investment Companies - 3.2%

VALIC Co. II Small Cap Growth Fund†	60,552	832,591
VALIC Co. II Small Cap Value Fund	26,480	436,119

		1,268,710

TOTAL INVESTMENTS
(Cost $37,153,458)(2)	100.2%	39,647,188
Liabilities in excess of other assets	(0.2)	(60,332)

NET ASSETS	100.0%	$39,586,856

†	Non-income producing security.
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

CORE BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Securities Description	Principal Amount\ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 6.0%
Diversified Financial Services - 5.9%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	$445,000	$453,944
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38	76,000	76,864
Chase Funding Mtg. Loan Asset-Backed Certs., Series 2003-6, Class 1A6 4.59% due 05/25/15	200,000	196,731
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	1,403,000	1,366,083
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	739,000	736,922
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 07/25/34	910,000	919,527
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	300,000	309,642
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class AJ 5.45% due 09/15/39(1)(2)	900,000	918,432
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2006-3, Class AJ 5.49% due 07/12/46(1)(2)	970,000	990,496
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.36% due 11/24/15*	500,000	499,987
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 08/11/18*(1)(4)	1,065,000	1,065,583

		7,534,211

Home Equity Other - 0.1%

Residential Asset Securities Corp. Series 2003-KS10, Class AI6 4.54% due 12/25/33	200,000	195,668

Total Asset Backed Securities
(cost $7,650,461)		7,729,879

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(10)(11) (cost $25,000)	25,000	28,000

CORPORATE BONDS & NOTES - 25.4%
Aerospace/Defense - 0.2%

Raytheon Co. Debentures 6.00% due 12/15/10	85,000	87,622
Raytheon Co. Senior Notes 6.75% due 08/15/07	233,000	235,027

		322,649

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	295,000	298,688

Auto-Cars/Light Trucks - 0.3%

DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	100,000	100,568
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	75,000	80,365
General Motors Corp. Senior Notes 7.13% due 07/15/13	165,000	153,037
General Motors Corp. Debentures 7.70% due 04/15/16	10,000	9,250
General Motors Corp. Senior Debentures 8.38% due 07/15/33	30,000	27,338

		370,558

Banks-Commercial - 0.8%

Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	85,000	92,830
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	105,000	107,621
First Maryland Capital II Company Guar. Sr. Notes 6.22% due 02/01/27(4)	159,000	155,414
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	120,000	120,641
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	170,000	166,885
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	115,000	118,477
UBS AG Sub. Notes 5.88% due 07/15/16	90,000	93,733
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	177,414
US Bank NA Notes 3.90% due 08/15/08	32,000	31,412

		1,064,427

Banks-Money Center - 0.3%

BankBoston Capital Trust IV Company Guar. Bonds 5.99% due 06/08/28(4)	181,000	175,444
Comerica Bank Sub. Notes 5.75% due 11/21/16	250,000	253,469

		428,913

Banks-Super Regional - 1.0%

Chemical Bank NA Sub. Notes 6.13% due 11/01/08	138,000	140,798
Huntington National Bank Sub. Notes 6.60% due 06/15/18	92,000	99,215
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	115,000	120,196
PNC Preferred Funding Trust I Bonds 6.52% due 03/15/12*(9)(10)	270,000	270,000
Wachovia Capital Trust III Bank Guar. Bonds 5.80% due 03/15/11(9)	230,000	233,092

Wachovia Corp. Sub. Notes 5.63% due 10/15/16	161,000	164,119
Wells Fargo & Co. Notes 3.98% due 10/29/10	252,000	243,137

		1,270,557

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	60,000	48,703
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	55,000	51,150

		99,853

Building Products-Air & Heating - 0.1%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	68,000	69,055

Cable TV - 0.7%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Bonds 11.00% due 10/01/15*	74,000	72,150
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	180,000	188,100
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	220,000	220,963
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	125,000	128,692
COX Communications, Inc. Bonds 5.50% due 10/01/15	200,000	196,967
COX Communications, Inc. Bonds 6.45% due 12/01/36*	119,000	119,947

		926,819

Casino Hotels - 0.5%

Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	497,000	443,825
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	200,000	187,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	25,000	26,500

		657,325

Cellular Telecom - 0.3%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	185,000	195,175
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(4)	200,000	209,000

		404,175

Chemicals-Diversified - 0.2%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	54,000	53,164
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	230,000	232,502

		285,666

Chemicals-Specialty - 0.3%

Cytec Industries, Inc. Notes 6.00% due 10/01/15	180,000	181,083
Nalco Co. Senior Notes 7.75% due 11/15/11	225,000	229,500

		410,583

Commercial Services - 0.1%

The ServiceMaster Co. Notes 7.88% due 08/15/09	72,000	74,388

Commercial Services-Finance - 0.1%

The Western Union Co. Bonds 5.40% due 11/17/11*	115,000	115,392

Computer Services - 0.1%

Computer Sciences Corp. Notes 3.50% due 04/15/08	85,000	82,711

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	100,000	103,250

Containers-Paper/Plastic - 0.1%

Pliant Corp. Sec. Notes 11.13% due 09/01/09	146,000	142,350

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	94,050

Diversified Financial Services - 0.3%

General Electric Capital Corp. Notes 2.80% due 01/15/07	213,000	212,417
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	161,000	165,586

		378,003

Diversified Manufactured Operations - 0.3%

Crane Co. Bonds 6.55% due 11/15/36	350,000	354,140

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative Bonds 5.68% due 12/01/28	45,042	45,837

Electric-Generation - 0.2%

The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	204,963

Electric-Integrated - 2.7%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07	90,000	89,588

Appalachian Power Co. Senior Notes 5.00% due 06/01/17	102,000	97,506
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36 *	210,000	221,912
CenterPoint Energy Houston Electric LLC Sec. Notes Series L2 5.60% due 07/01/23	133,000	131,425
Centerpoint Energy, Inc. Senior Notes Series B 5.88% due 06/01/08	190,000	191,190
Commonwealth Edison Co. Notes 5.95% due 08/15/16	190,000	195,477
Consolidated Edison Co. of New York Senior Notes 5.70% due 12/01/36	141,000	141,788
Consumers Energy Co. Bonds Series C 4.25% due 04/15/08	170,000	167,674
Dominion Resources, Inc. Senior Notes Series A 5.75% due 05/15/08(6)	165,000	165,923
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	150,000	147,336
Entergy Louisiana LLC Bonds 5.83% due 11/01/10	255,000	256,876
Florida Power & Light Co. Bonds 5.95% due 10/01/33	95,000	100,936
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	101,864
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	193,000	193,138
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	90,000	94,476
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	125,361
PSI Energy, Inc. Debentures 7.85% due 10/15/07	287,000	292,856
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	84,000	82,730
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	268,000	260,721
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(10)(11)	150,000	0
Southern Power Co. Senior Notes 6.38% due 11/15/36	125,000	127,252
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	157,000	153,605
WPS Resources Corp. Sub. Notes 6.11% due 12/01/16	125,000	125,927

		3,465,561

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15	195,000	193,538

Enterprise Software/Service - 0.0%

Oracle Corp. Notes 5.00% due 01/15/11	56,000	55,915

Finance-Auto Loans - 1.0%

Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	19,000	18,562
Ford Motor Credit Co. Notes 6.63% due 06/16/08	105,000	104,414
Ford Motor Credit Co. Notes 7.38% due 10/28/09	260,000	259,565
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	285,000	292,245
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	400,000	411,827
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	12,000	12,366
General Motors Acceptance Corp. Notes 7.75% due 01/19/10	175,000	183,203

		1,282,182

Finance-Commercial - 0.1%

CIT Group, Inc. Notes 5.85% due 09/15/16	105,000	108,008
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	79,000	80,584

		188,592

Finance-Credit Card - 0.4%

Capital One Capital III Company Guar. 7.69% due 08/15/36	280,000	325,021
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	200,000	204,344

		529,365

Finance-Investment Banker/Broker - 0.6%

Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	207,000	210,016
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	115,000	118,167

Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	200,000	204,804
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	110,000	115,836
Morgan Stanley Senior Notes 5.75% due 10/18/16	154,000	158,432

		807,255

Finance-Mortgage Loan/Banker - 0.7%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	220,000	226,965
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	550,000	563,113
Residential Capital Corp. Senior Notes 6.50% due 04/17/13	80,000	82,992

		873,070

Forestry - 0.1%

Weyerhaeuser Co. Debentures 6.88% due 12/15/33	100,000	100,790

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes 6.75% due 04/01/16	205,000	201,413

Gas-Distribution - 0.2%

Sempra Energy Senior Notes 4.62% due 05/17/07	161,000	160,493
Southern California Gas Co. Bonds 5.75% due 11/15/35	110,000	113,777

		274,270

Hotel/Motel - 0.1%

Wyndham Worldwide Corp. Senior Bonds 6.00% due 12/01/16*	136,000	135,386

Independent Power Producers - 0.5%

Calpine Corp Sec. Notes 8.75% due 07/15/13*(7)(12)	380,000	408,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	235,000	235,000

		643,500

Insurance Broker - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	220,000	228,811

Insurance-Life/Health - 0.4%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	110,706
AmerUs Group Co. Senior Notes 6.58% due 05/16/11	170,000	180,625
MIC Financing Trust I Pass Through Certificates 8.38% due 02/01/27*	68,000	68,174
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	122,730

		482,235

Insurance-Multi-line - 0.2%

ING Security Life Institutional Funding Notes 2.70% due 02/15/07*	153,000	152,049
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	90,000	92,638

		244,687

Insurance-Property/Casualty - 0.1%

Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	145,000	155,513

Insurance-Reinsurance - 0.1%

Odyssey Re Holdings Corp. Senior Notes 6.88% due 05/01/15	154,000	158,586

Leisure Products - 0.1%

Brunswick Corp. Notes 5.00% due 06/01/11	134,000	129,099

Medical Products - 0.1%

Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	90,000	94,054
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	85,000	90,525

		184,579

Medical-Drugs - 0.3%

American Home Products Corp. Notes 6.70% due 03/15/11	100,000	107,020
Merck & Co., Inc. Notes 2.50% due 03/30/07	116,000	114,982
Wyeth Bonds 5.50% due 02/01/14	177,000	179,878

		401,880

Medical-HMO - 0.1%

WellPoint, Inc. Notes 3.75% due 12/14/07	190,564	187,557

Medical-Hospitals - 0.4%

HCA, Inc. Senior Notes 6.95% due 05/01/12	250,000	233,750
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	50,000	52,125
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	165,000	172,219

		458,094

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc. Notes 5.80% due 10/15/16*	220,000	222,941

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	133,000	132,436

Mining - 0.1%

Newmont Mining Corp. Notes 8.63% due 05/15/11	100,000	113,223

Multimedia - 0.9%

Belo Corp. Senior Notes 6.75% due 05/30/13	80,000	82,406
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	397,000	427,203
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	110,000	121,995
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	71,000	78,840
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	125,000	155,197
Time Warner Entertainment Co., LP Senior Debentures 8.38% due 03/15/23	160,000	192,353
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	80,000	84,423
Viacom, Inc. Senior Notes 6.88% due 04/30/36	70,000	71,915

		1,214,332

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	77,849

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37	230,000	230,255

Oil Companies-Exploration & Production - 0.8%

Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	390,000	402,675
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	150,000	160,377
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	380,000	393,775
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	85,000	91,269

		1,048,096

Oil Companies-Integrated - 0.6%

ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	108,000	113,767
Hess Corp. Notes 7.13% due 03/15/33	140,000	157,857
Hess Corp. Bonds 7.88% due 10/01/29	95,000	114,282
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	340,321

		726,227

Oil Refining & Marketing - 0.3%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	396,000	407,878

Oil-Field Services - 0.1%

Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	145,000	155,513

Paper & Related Products - 0.4%

Bowater, Inc. Notes 6.50% due 06/15/13	220,000	196,350
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	138,000	137,947
Westvaco Corp. Bonds 7.95% due 02/15/31	125,000	140,157

		474,454

Pipelines - 0.4%

Duke Energy Field Services LLC Notes 6.88% due 02/01/11	80,000	84,481
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	100,000	101,000
ONEOK Partners LP Bonds 6.15% due 10/01/16	105,000	108,188
Reliant Energy, Inc. Notes 7.75% due 02/15/11	170,000	184,856

		478,525

Precious Metals - 0.2%

Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	120,000	114,736
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	112,000	112,953

		227,689

Private Corrections - 0.1%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	100,000	98,500

Publishing-Newspapers - 0.1%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	85,000	82,402

Knight Ridder, Inc. Debentures 7.15% due 11/01/27	105,000	102,436

		184,838

Radio - 0.2%

Chancellor Media Corp. Company Guar. Senior Notes 8.00% due 11/01/08	238,000	248,576

Real Estate Investment Trusts - 0.6%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	210,000	215,872
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	220,000	220,231
Heritage Property Investment Trust Notes 4.50% due 10/15/09	75,000	73,524
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	80,000	81,639
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	47,000	47,501
Simon Property Group LP Notes 5.38% due 08/28/08	84,000	83,941
Simon Property Group LP Notes 5.60% due 09/01/11	95,000	96,705

		819,413

Real Estate Management/Services - 0.4%

AMB Property LP Company Guar. Notes 5.90% due 08/15/13	76,000	78,135
EOP Operating LP Senior Notes 7.00% due 07/15/11	150,000	162,878
Realogy Corp. Senior Notes 6.50% due 10/15/16*	220,000	227,916

		468,929

Retail-Drug Store - 0.2%

CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	250,000	254,318

Retail-Regional Department Stores - 0.2%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	220,000	223,312

Savings & Loans/Thrifts - 0.7%

Downey Financial Corp. Notes 6.50% due 07/01/14	170,000	172,786
Independence Community Bank Corp. Notes 3.50% due 06/20/08	81,000	78,959
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	280,000	275,741
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	170,000	175,229
Western Financial Bank Senior Debentures 9.63% due 05/15/12	164,000	180,618

		883,333

Special Purpose Entities - 1.1%

ABX Financing Co. Company Guar. Bonds 6.35% due 10/15/36*	365,000	374,000
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	225,000	217,950
Consolidated Communications Illinois Holdings, Inc. Senior Notes 9.75% due 04/01/12	300,000	319,500
Pricoa Global Funding I Notes 5.30% due 09/27/13*	220,000	222,029
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	219,000	219,866

		1,353,345

Steel-Producer - 0.3%

Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	375,000	379,300

Telecom Services - 0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/14*	45,000	47,813

Telephone-Integrated - 0.9%

AT&T Corp. Senior Notes 7.30% due 11/15/11	140,000	153,299
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	95,000	95,274
GTE Southwest, Inc. Bonds 8.50% due 11/15/31	190,000	234,101
LCI International, Inc. Senior Notes 7.25% due 06/15/07	245,000	245,306
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	115,000	129,820
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	130,000	135,324
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	110,000	109,999
Verizon New York, Inc. Debentures 6.88% due 04/01/12	80,000	84,064

		1,187,187

Television - 0.1%

Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(4)	145,000	145,725

Transport-Air Freight - 0.6%

Atlas Air, Inc. Pass Through Certs. Series 1999-1 Class A-1 7.20% due 01/02/19	333,807	333,807
Atlas Air, Inc. Pass Through Certs. Series 1999-1 Class B 7.63% due 01/02/15	211,305	229,266
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	142,369	148,063

		711,136

Transport-Rail - 0.2%

Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	176,000	214,427

Transport-Services - 0.2%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	90,000	90,782
Ryder System, Inc. Notes
5.85% due 11/01/16	220,000	219,307

		310,089

Total Corporate Bonds & Notes
(cost $32,056,918)		32,625,889

FOREIGN CORPORATE BONDS & NOTES - 5.6%
Banks-Commercial - 0.5%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,294
Barclays Bank PLC Notes 5.93% due 12/15/16*(9)	250,000	255,990
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.90% due 12/30/09(4)(9)	132,000	107,910
Glitnir Banki HF Sub. Notes 6.69% due 06/15/11*	88,000	91,794
Landsbanki Islands HF Notes 6.10% due 08/25/11*	100,000	102,451
NIBC Bank NV Bonds 5.82% due 12/11/13*(9)	80,000	78,686

		685,125

Banks-Money Center - 0.4%

HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09(9)	288,000	290,534
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(9)	165,000	175,247
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(9)	63,000	64,016

		529,797

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	220,000	219,296

Brewery - 0.2%

SABMiller PLC Notes 6.50% due 07/01/16*	210,000	222,570

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	176,000	185,858

Cellular Telecom - 0.1%

America Movil SA de CV Bonds 6.38% due 03/01/35	91,000	89,862

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	100,000	102,885

Diversified Manufactured Operations - 0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	160,000	167,478

Diversified Minerals - 0.2%

Vale Overseas, Ltd. Bonds 6.88% due 11/21/36	280,000	286,617

Finance-Consumer Loans - 0.1%

Aiful Corp. Notes 4.45% due 02/16/10*	85,000	81,925

Insurance-Multi-line - 0.2%

Aegon NV Sub. Notes 5.41% due 10/15/06(4)(9)	189,000	161,595
ING Groep NV Bonds 5.78% due 12/08/15(9)	125,000	125,826

		287,421

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	164,000	166,160

Machinery-Construction & Mining - 0.1%

Atlas Copco AB Notes 6.50% due 04/01/08*	73,000	74,049

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	110,000	99,275
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(4)	25,000	25,000
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	145,000	141,012

		265,287

Metal-Diversified - 0.2%

Inco, Ltd. Notes 7.75% due 05/15/12	210,000	230,553

Oil Companies-Exploration & Production - 0.3%

Gaz Capital for Gazprom Notes 6.21% due 11/22/16*	260,000	261,625
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	125,000	124,122

		385,747

Oil Companies-Integrated - 0.1%

Petro-Canada Notes 5.95% due 05/15/35	125,000	123,291

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	195,000	187,444

Pipelines - 0.1%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	138,000	128,625

Property Trust - 0.1%

WEA Finance LLC/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	105,000	106,297

Real Estate Operations & Development - 0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	166,000	175,060

Satellite Telecom - 0.1%

Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	100,000	107,000

Savings & Loans/Thrifts - 0.2%

Washington Mutual Preferred Funding Cayman Bonds 7.25% due 03/15/11*(9)	200,000	205,618

Special Purpose Entities - 0.9%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	500,000	649,550
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	260,000	270,036
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	110,000	105,370
SovRisc BV Notes 4.63% due 10/31/08*	174,000	172,881

		1,197,837

Telecom Services - 0.3%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(6)	196,000	174,930
TELUS Corp. Notes 7.50% due 06/01/07	133,000	134,327
TELUS Corp. Notes 8.00% due 06/01/11	45,000	49,719

		358,976

Telephone-Integrated - 0.3%

British Telecommunications PLC Bonds 8.63% due 12/15/30	85,000	119,908
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	205,000	196,549
Telecom Italia Capital SA Notes 5.25% due 10/01/15	105,000	99,313

		415,770

Transport-Rail - 0.2%

Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	189,907

Total Foreign Corporate Bonds & Notes
(cost $7,028,829)		7,176,455

FOREIGN GOVERNMENT AGENCIES - 2.9%
Sovereign - 2.9%

Federal Republic of Brazil Notes 8.00% due 01/15/18	250,000	278,875
Federal Republic of Brazil Bonds 10.50% due 07/14/14	70,000	89,250
Province of Quebec Debentures 7.50% due 09/15/29	224,000	293,326
Republic of Argentina Bonds 5.59% due 08/03/12(4)(13)	250,000	178,500
Republic of Argentina Notes 8.28% due 12/31/33	278,124	283,130
Republic of Turkey Notes 9.00% due 06/30/11	65,000	71,825
Republic of Turkey Senior Bonds 11.88% due 01/15/30	600,000	913,500
Republic of Venezuela Bonds 8.50% due 10/08/14	35,000	39,025
Republic of Venezuela Bonds 9.25% due 09/15/27	800,000	999,200
Russian Federation Bonds 5.00% due 03/31/30*(6)	102,000	116,025
Russian Federation Bonds Series REGS 8.25% due 03/31/10	365,559	383,617
United Kingdom Notes 2.25% due 07/08/08*	123,000	118,050

United Mexican States Notes Series A 7.50% due 04/08/33	3,000	3,558

Total Foreign Government Agencies
(cost $3,390,326)		3,767,881

U.S. GOVERNMENT AGENCIES - 27.7%
Federal Home Loan Bank - 0.9%

3.90% due 02/25/08	365,000	360,570
4.00% due 01/23/07	300,000	299,461
4.50% due 09/08/08	440,000	437,790

		1,097,821

Federal Home Loan Mtg. Corp. - 13.1%

4.35% due 06/02/08	420,000	416,632
4.45% due 03/06/08	205,000	203,727
4.50% due 11/01/18	598,325	583,311
4.50% due 02/01/19	656,264	638,879
4.50% due 07/01/19	516,197	502,523
4.50% due 08/01/20	433,237	421,455
5.00% due 03/01/19	274,937	272,586
5.00% due 10/01/33	67,371	65,998
5.00% due 06/01/34	988,649	967,971
5.00% due 06/01/34	346,001	338,764
5.00% due 12/01/34	449,765	440,358
5.00% due 08/01/35	1,393,470	1,362,318
5.00% due 08/01/35	133,334	130,353
5.00% due 11/01/35	915,344	894,881
5.00% due December TBA	500,000	488,594
5.50% due 11/01/18	304,441	306,563
5.50% due 10/01/33	763,861	763,050
5.50% due 05/15/34(8)	647,714	653,677
5.50% due 07/01/34	511,488	510,600
5.50% due 02/01/35	602,326	600,623
5.50% due 07/01/35	20,559	20,501
5.72% due 08/01/36(4)	2,604,188	2,626,040
6.00% due 07/01/35	651,830	659,264
6.50% due 12/01/32	462,221	474,006
6.50% due 01/01/36	1,006,317	1,026,888
6.50% due 02/01/36	654,905	668,399
6.50% due 03/01/36	483,819	493,709
6.50% due 09/01/36	16,783	17,126
7.00% due 11/01/16	44,670	45,894
7.00% due 07/01/32	68,120	70,213
7.50% due 12/01/30	8,632	8,997
7.50% due 04/01/31	103,934	108,222
8.00% due 02/01/30	11,981	12,613
8.00% due 07/01/30	2,465	2,595

		16,797,330

Federal National Mtg. Assoc. - 13.4%
3.88% due 02/01/08	315,000	311,152
4.50% due 06/01/18	154,277	150,533
4.75% due 12/15/10	202,000	202,220
5.00% due 10/01/18	568,438	564,521
5.00% due 09/01/18	51,458	51,103
5.00% due 12/01/18	262,246	260,440
5.00% due 02/01/20	84,710	84,041
5.00% due 04/01/34	943,335	923,319
5.25% due 08/01/12	314,000	318,891
5.50% due 10/01/17	106,212	107,029
5.50% due 05/01/18	109,477	110,284
5.50% due 11/01/19	109,930	110,740
5.50% due 12/01/33	693,383	692,368
5.50% due 05/01/34	282,445	282,032
5.50% due 12/01/35	1,058,638	1,055,306
5.50% due 02/01/36	514,423	517,402
5.50% due 11/01/36	3,958,233	3,958,233
5.50% due December TBA	1,000,000	996,250
6.00% due 09/01/16	190,832	194,462
6.00% due 12/01/16	42,914	43,731
6.00% due 12/01/33	614,555	622,579
6.00% due 07/01/34	990,791	1,002,440
6.00% due 10/01/34	319,082	322,981
6.00% due 04/01/35	932,532	944,709
6.50% due 02/01/17	75,169	77,010
6.50% due 03/01/17	86,304	88,417
6.50% due 04/01/29	80,418	82,658
6.50% due 06/01/29	146,607	150,689
6.50% due 07/01/32	242,233	248,340
6.50% due 07/01/36	2,517,235	2,568,692
7.00% due 09/01/31	197,299	203,442
7.50% due 11/01/14	1,232	1,253

		17,247,267

Government National Mtg. Assoc. - 0.3%

6.50% due 06/15/29	28,637	29,559
6.50% due 10/15/32	285,070	293,983
7.00% due 09/15/28	23,225	24,027

		347,569

Total U.S. Government Agencies
(cost $35,688,645)		35,489,987

U.S. GOVERNMENT TREASURIES - 29.4%
United States Treasury Bonds - 8.0%

6.25% due 08/15/23	2,000,000	2,364,688
7.25% due 08/15/22	3,072,000	3,953,280
7.88% due 02/15/21	3,000,000	4,001,250

		10,319,218

United States Treasury Notes 21.4%

3.63% due 04/30/07	3,000,000	2,983,476
3.75% due 03/31/07	9,000,000	8,961,327
4.00% due 02/15/14	3,500,000	3,403,613
4.25% due 11/15/14	5,000,000	4,933,205
4.50% due 02/28/11	4,988,000	4,997,742
4.63% due 10/31/11	2,000,000	2,015,156
5.13% due 05/15/16	151,000	158,574

		27,453,093

Total U.S. Government Treasuries
(cost $37,175,804)		37,772,311

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.2%

General Electric Capital Corp. 4.50%	12,000	275,640
Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae Series O 7.09%	2,370	127,506

Total Preferred Stock
(cost $428,535)		403,146

Total Long-Term Investment Securities
(cost $123,444,518)		124,993,548

REPURCHASE AGREEMENT - 3.9%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $4,980,667 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $5,133,287

(cost $4,980,000)	$4,980,000	4,980,000

TOTAL INVESTMENTS
(cost $128,424,518)(14)	101.2%	129,973,548
Liabilities in Excess of Other Assets	(1.2)	(1,514,105)

NET ASSETS	100.0%	$128,459,443

	Principal Amount	Market Value
BOND & NOTES SOLD SHORT - (1.2%)
U.S. Government Agencies - (1.2%)

Federal National Mtg. Assoc. 6.50% due December TBA (Proceeds $1,528,711)	$(1,500,000)	$(1,530,468)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $10,245,875 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgaged Back Security
(2)	Variable Rate Security - the rate reflected is as of, maturity date reflects the stated maturity date.
(3)	Variable Rate Security - the rate reflected is as of, maturity date reflects next reset date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(5)	Illiquid security
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Bond in default
(8)	Collateralized Mortgaged Obligation
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Fair valued security; see (Note 1)
(11)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30 2006, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Par	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000	$28,000	$112.00	0.02%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	150,000	0	0	$0.00	0.00%

				$28,000		0.02%

(12)	Company has filed Chapter 11 bankruptcy protection.
(13)	The par value of this security is at a ratio of 75.00/100
(14)	See Note 4 for cost of investments on a tax basis.

TBA -	To Be Announced

See Notes to Portfolio of Investments

HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.2%
Telecom Services - 0.2%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3) (cost $250,000)	$250,000	$280,000

CORPORATE BONDS & NOTES - 71.6%
Advertising Services - 0.0%
Vertis, Inc. Sec. Notes 9.75% due 04/01/09	50,000	51,250

Aerospace/Defense-Equipment - 0.1%
DeCrane Aircraft Holdings, Inc. Company Guar. Notes 12.00% due 09/30/08	220,000	170,775

Agricultural Chemicals - 0.5%
Freeport-McMoRan Resource Partners LP Senior Notes 7.00% due 02/15/08	125,000	127,500
Terra Capital, Inc. Sec. Notes 11.50% due 06/01/10	228,000	246,810
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	125,000	127,031
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	125,000	127,813

		629,154

Airlines - 2.3%
American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	1,400,000	1,417,500
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A, 6.55% due 02/02/19	519,821	532,826
Continental Airlines, Inc. Pass Through Certs. Series 1991-1, Class C 6.95% due 08/02/09	108,959	107,870
Continental Airlines, Inc. Pass Through Certs. Series 1999, Class 2 7.73% due 03/15/11	186,533	177,206
Continental Airlines, Inc. Pass Through Certs. Series 2000-2 8.31% due 04/02/18	79,872	80,671
Northwest Airlines, Inc. Pass Through Certs. Series 1A-1 7.04% due 04/01/22(4)	316,299	316,694
United AirLines, Inc. Pass Through Certs. Series 01-1 6.20% due 09/01/08	98,879	99,374

		2,732,141

Applications Software - 0.5%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	525,000	564,375

Auto-Cars/Light Trucks - 1.8%
General Motors Corp. Senior Notes 7.13% due 07/15/13	1,200,000	1,113,000
General Motors Corp. Debentures 7.70% due 04/15/16	175,000	161,875
General Motors Corp. Debentures 8.25% due 07/15/23	625,000	569,531
General Motors Corp. Senior Debentures 8.38% due 07/15/33	325,000	296,156

		2,140,562

Auto/Truck Parts & Equipment-Replacement - 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	300,000	0

Beverages-Non-alcoholic - 0.2%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	200,000	204,000

Broadcast Services/Program - 0.9%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	506,000	533,830
Nexstar Finance Holdings, Inc. Senior Disc. Notes 11.38% due 04/01/13(5)	200,000	174,000
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	400,000	372,000

		1,079,830

Building & Construction Products-Misc. - 1.2%
Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(5)	225,000	144,000
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	425,000	434,562
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	517,000	540,265
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	375,000	385,313

		1,504,140

Building Products-Wood - 0.1%
Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*	175,000	159,250

Cable TV - 4.4%
Adelphia Communications Corp. Senior Notes 10.25% due 06/15/11† (4)(6)	100,000	88,000
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	155,000	152,288
CCH I Holdings LLC Bonds 11.00% due 10/01/15*	1,230,000	1,199,250
CCH II LLC Senior Notes 10.25% due 09/15/10	350,000	364,875
CCH II LLC Company Guar. Notes 10.25% due 10/01/13*	1,987,000	2,076,415
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10	350,000	365,750
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	200,000	206,750
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	210,000	213,937
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(5)	565,000	593,956

		5,261,221

Casino Hotels - 2.7%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(1)(7)	429,222	407,761
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	475,000	475,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,375,000	1,285,625
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	150,000	159,000
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	125,000	113,750
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	550,000	512,875
Turning Stone Resort Casino Senior Notes 9.13% due 12/15/10*	150,000	154,125
Turning Stone Resort Casino Senior Notes 9.13% due 09/15/14*	175,000	178,937

		3,287,073

Cellular Telecom - 1.8%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	600,000	633,000
Centennial Cellular Operating Co. Company Guar. Notes 10.13% due 06/15/13	175,000	188,125
Centennial Communications Co. Senior Notes 11.12% due 01/01/13(8)	250,000	261,250
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	54,000	56,430
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	500,000	512,500
Rural Cellular Corp. Senior Sub. Notes 11.12% due 11/01/12(8)	225,000	234,000
Rural Cellular Corp. Secured Notes 8.25% due 03/15/12	275,000	285,312

		2,170,617

Chemicals-Diversified - 0.2%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	200,000	213,500

Chemicals-Specialty - 0.6%
Nalco Co. Senior Notes 7.75% due 11/15/11	150,000	153,000
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	210,000	222,075
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	150,000	151,125
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11	55,000	58,575
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	175,000	182,000

		766,775

Coal - 0.2%
Massey Energy Co. Senior Notes 6.63% due 11/15/10	266,000	267,330

Commercial Services - 0.4%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	472,000	495,600

Computer Services - 0.4%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	250,000	257,500
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	175,000	183,531

		441,031

Computers-Integrated Systems - 0.1%
Activant Solutions, Inc. Senior Sub. Notes 9.50% due 05/01/16*	175,000	163,625

Consulting Services - 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	100,000	103,250

Consumer Products-Misc. - 0.4%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	57,000	58,282
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(5)	275,000	237,875
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	50,000	51,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	100,000	102,625

		450,032

Containers-Metal/Glass - 1.1%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	350,000	329,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	575,000	560,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	150,000	154,500
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	286,000	293,150

		1,337,275

Containers-Paper/Plastic - 0.6%
Pliant Corp. Sec. Notes 11.13% due 09/01/09	767,000	747,825

Diagnostic Kits - 0.3%
Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	350,000	362,250

Direct Marketing - 0.4%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	500,000	495,000

Diversified Manufactured Operations - 0.3%
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*	125,000	120,000
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14*	175,000	182,000

		302,000

Electric-Generation - 0.7%
Edison Mission Energy Senior Notes 7.50% due 06/15/13	250,000	259,375
Edison Mission Energy Senior Notes 7.75% due 06/15/16	100,000	104,500
The AES Corp. Sec. Notes 8.75% due 05/15/13*	450,000	481,500

		845,375

Electric-Integrated - 0.8%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	625,000	634,375
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	300,000	300,000
Southern Energy, Inc. Notes 7.90% due 07/15/09† (1)(2)(3)	1,225,000	0

		934,375

Electronic Components-Misc. - 0.1%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	116,250

Electronic Components-Semiconductors - 1.3%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	394,000	403,850
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	325,000	320,125
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14(7)*	250,000	250,000
Freescale Semiconductor, Inc. Senior Notes 9.24% due 12/15/14*(8)	75,000	74,719

Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	500,000	505,625

		1,554,319

Electronics-Military - 0.7%
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	650,000	643,500
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15	200,000	198,500

		842,000

Energy-Alternate Sources - 0.2%
VeraSun Energy Corp. Secured Notes 9.88% due 12/15/12	250,000	263,750

Finance-Auto Loans - 6.6%
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	875,000	854,810
Ford Motor Credit Co. Notes 6.63% due 06/`16/08	525,000	522,071
Ford Motor Credit Co. Notes 7.38% due 10/28/09	1,300,000	1,297,825
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	850,000	871,610
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	1,900,000	1,956,179
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	329,000	339,044
General Motors Acceptance Corp. Notes 7.25% due 03/02/11	300,000	312,339
General Motors Acceptance Corp. Notes 7.60% due 12/01/14(8)	640,000	666,958
General Motors Acceptance Corp. Notes 7.75% due 01/19/10	1,125,000	1,177,731

		7,998,567

Food-Misc. - 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11	325,000	263,250

Funeral Services & Related Items - 1.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	165,000	159,638
Service Corp. International Senior Notes 6.75% due 04/01/16	325,000	319,312
Service Corp. International Senior Notes 8.00% due 06/15/17	200,000	199,000
Service Corp. International Senior Notes 7.38% due 10/01/14	155,000	161,200
Service Corp. International Senior Notes 7.63% due 10/01/18	155,000	161,975
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	275,000	261,937

		1,263,062

Gambling (Non-Hotel) - 0.6%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	400,000	419,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	253,000	268,180

		687,180

Gas-Distribution - 0.2%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	175,000	183,706

Golf - 0.2%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	275,000	245,437

Hotel/Motel - 0.2%
Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/14	250,000	241,250

Independent Power Producers - 3.5%
Calpine Corp Sec. Notes 8.75% due 07/15/13*(4)(6)	2,968,000	3,190,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	675,000	675,000
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	359,000	381,886

		4,247,486

Instruments-Scientific - 0.1%
Fisher Scientific International, Inc. Senior Sub. Notes 6.75% due 08/15/14	150,000	154,618

Insurance-Life/Health - 0.1%
Presidential Life Corp. Senior Notes 7.88% due 02/15/09	100,000	95,500

Insurance-Property/Casualty - 0.2%
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	275,000	294,937

Leisure Products - 0.1%
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	75,000	74,625

Machinery-Farming - 0.2%
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	300,000	300,000

Machinery-General Industrial - 0.1%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	100,000	104,500

Medical Information Systems - 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	200,000	185,000

Medical Products - 0.9%
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(5)	375,000	292,500
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14*	350,000	343,875
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	375,000	399,375

		1,035,750

Medical-Biomedical/Gene - 0.0%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	51,000	48,705

Medical-Generic Drugs - 0.4%
Mylan Laboratories, Inc. Company Guar. Notes 6.38% due 08/15/15	550,000	541,750

Medical-HMO - 0.4%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	500,000	500,000

Medical-Hospitals - 2.9%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	415,000	399,438
HCA, Inc. Senior Notes 6.95% due 05/01/12	330,000	308,550
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	525,000	547,312
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	2,125,000	2,217,969

		3,473,269

Medical-Nursing Homes - 0.2%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	100,000	104,250
Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	125,000	130,313

		234,563

Metal Processors & Fabrication - 0.2%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	175,000	193,813

Multimedia - 0.2%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	200,000	205,250

Non-Ferrous Metals - 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(4)(11)	210,000	0

Non-Hazardous Waste Disposal - 0.6%
Allied Waste North America, Inc. Senior Notes 8.50% due 12/01/08	675,000	712,125

Office Automation & Equipment - 0.4%
Xerox Corp. Senior Notes 6.75% due 02/01/17	200,000	212,676
Xerox Corp. Senior Notes 7.63% due 06/15/13	250,000	264,175

		476,851

Office Supplies & Forms - 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	50,000	49,063

Oil & Gas Drilling - 0.1%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	75,000	77,813

Oil Companies-Exploration & Production - 4.9%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	125,000	127,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	300,000	297,000
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	500,000	500,000
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	200,000	189,250
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,225,000	1,209,687
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	125,000	119,844

El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	1,350,000	1,398,937
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	100,000	90,750
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	50,000	46,750
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	170,000	168,300
Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*	425,000	418,625
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	146,000	156,768
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	150,000	150,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	150,000	144,000
Sabine Pass LNG LP Sec Notes. 7.25% due 11/30/13*	100,000	99,875
Sabine Pass LNG LP Sec Notes. 7.50% due 11/30/16*	500,000	500,625
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	275,000	264,688

		5,882,599

Oil-Field Services - 0.5%
Allis-Chalmers Energy, Inc. Senior Notes 9.00% due 01/15/14*	300,000	300,000
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	150,000	156,000
Oslo Seismic Services, Inc. Notes 8.28% due 06/01/11	198,358	203,649

		659,649

Paper & Related Products - 1.0%
Bowater, Inc. Notes 6.50% due 06/15/13	1,000,000	892,500
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	350,000	330,750

		1,223,250

Pipelines - 3.8%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	250,000	256,250
Copano Energy LLC Senior Notes 8.13% due 03/01/16	225,000	231,750
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	275,000	277,750
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	525,000	627,831
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10	50,000	51,750
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	200,000	188,000
MarkWest Energy Partners LP Senior Notes 8.50% due 07/15/16*	175,000	176,750
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	950,000	890,625
Pacific Energy Partners LP Company Guar. Senior Notes 6.25% due 09/15/15	194,000	193,515
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	281,000	290,835
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	350,000	371,038
The Williams Cos., Inc. Notes 7.88% due 09/01/21	725,000	773,937
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	75,000	77,625
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	125,000	140,625

		4,548,281

Private Corrections - 0.2%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	200,000	197,000

Publishing-Newspapers - 0.1%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	140,000	129,325

Real Estate Investment Trusts - 1.2%
National Health Investors, Inc. Notes 7.30% due 07/16/07	200,000	199,774

Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	325,000	325,813
Senior Housing Properties Trust Senior Notes 8.63% due 01/15/12	525,000	568,312
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	375,000	405,000

		1,498,899

Rental Auto/Equipment - 0.9%
Avis Budget Car Rental LLC Senior Notes 7.63% due 05/15/14*	75,000	72,469
Avis Budget Car Rental LLC Senior Notes 7.87% due 05/15/14*(8)	125,000	120,312
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	400,000	413,000
Rental Services Corp. Bonds 9.50% due 12/01/14*	75,000	75,938
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	450,000	450,000

		1,131,719

Retail-Drug Store - 0.9%
General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10	752,000	770,800
General Nutrition Centers, Inc. Company Guar. Notes 8.63% due 01/15/11	100,000	104,500
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	250,000	260,625

		1,135,925

Retail-Major Department Stores - 0.2%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	222,000

Retail-Music Store - 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09(1)(2)(3)(4)	16,572	4,309

Retail-Petroleum Products - 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	350,000	342,125

Retail-Regional Department Stores - 0.2%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	250,000	270,937

Retail-Restaurants - 0.4%
Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14	200,000	194,000
NPC International, Inc. Senior Sub. Notes 9.50% due 05/01/14*	300,000	301,500

		495,500

Rubber/Plastic Products - 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(6)(9)	50,000	200

Seismic Data Collection - 0.4%
Seitel, Inc. Senior Notes 11.75% due 07/15/11	425,000	529,125

Special Purpose Entities - 2.3%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(5)	275,000	235,125
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	188,562
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	394,000	413,700
CCM Merger, Inc. Notes 8.00% due 08/01/13*	325,000	313,625
Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12*(8)	175,000	179,594
Consolidated Communications Illinois Senior Notes 9.75% due 04/01/12	291,000	309,915
GNC Parent Corp. Notes 5.44% due 12/01/11*(8)	125,000	124,375
Jostens IH Corp. Company Guar. Senior Sec. Notes 7.63% due 10/01/12	100,000	101,000
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	250,000	268,750
MXEnergy Holdings, Inc. Senior Notes 13.02% due 08/01/11*(8)	425,000	412,250
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09(1)(6)	400,000	74,000

Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	125,000	125,000

		2,745,896

Specified Purpose Acquisitions - 0.1%
ESI Tractebel Acquisition Corp. Company Guar. Notes 7.99% due 12/30/11	146,000	150,970

Steel-Producer - 0.3%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	300,000	333,750

Steel-Specialty - 0.1%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	100,000	106,500

Storage/Warehousing - 0.2%
Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	65,000	69,469
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	150,000	156,000

		225,469

Telecom Services - 1.0%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	50,000	50,250
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	275,000	267,094
Insight Midwest LP Senior Notes 9.75% due 10/01/09	52,000	52,715
Qwest Corp. Senior Notes 7.50% due 10/01/14*	775,000	823,437

		1,193,496

Telephone-Integrated - 1.5%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	48,250
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	106,000	115,540
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,075,000	1,076,344
Windstream Corp. Senior Notes 8.63% due 08/01/16*	500,000	544,375

		1,784,509

Television - 1.6%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	425,000	430,312
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	450,000	427,500
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(8)	600,000	603,000
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	225,000	193,500
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	275,000	259,875

		1,914,187

Textile-Products - 0.3%
Collins & Aikman Floorcoverings, Inc. Company Guar. Senior Sub. Notes Notes 9.75% due 02/15/10	350,000	357,000

Theaters - 0.9%
AMC Entertainment, Inc. Senior Sub. Notes 9.88% due 02/01/12	175,000	182,000
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	290,000	279,850
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(5)	825,000	676,500

		1,138,350

Transport-Air Freight - 2.8%
Atlas Air, Inc. Pass Through Certs. Series 991A 6.88% due 07/02/09	386,025	377,340
Atlas Air, Inc. Pass Through Certs. Series 991A 7.20% due 01/02/19	443,544	443,544
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 03/01/10	66,514	66,681
Atlas Air, Inc. Pass Through Certs. Series 991B 7.63% due 01/02/15	862,020	935,291
Atlas Air, Inc. Pass Through Certs. Series 00-1 8.71% due 01/02/19	1,152,508	1,198,609
Atlas Air, Inc. Pass Through Certs. Series 991C 8.77% due 01/02/11	87,400	81,719

Atlas Air, Inc. Pass Through Certs. Series 00-1 9.06% due 01/02/14	197,175	227,737

		3,330,921

Transport-Services - 0.2%
PHI, Inc. Senior Notes 7.13% due 04/15/13*	250,000	240,000

Travel Services - 0.1%
Travelport, Inc. Senior Notes 9.88% due 09/01/14*	75,000	74,063
Travelport, Inc. Senior Notes 10.03% due 09/01/14*(8)	75,000	72,750

		146,813

Total Corporate Bonds & Notes (cost $83,547,529)		86,482,724

FOREIGN CORPORATE BONDS & NOTES - 11.1%
Building & Construction-Misc. - 0.4%
North American Energy Partners, Inc. Sec. Notes 9.00% due 06/01/10	300,000	327,792
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	135,000	134,494

		462,286

Cellular Telecom - 0.1%
Rogers Wireless, Inc. Sec. Notes 7.25% due 12/15/12	125,000	131,563

Chemicals-Specialty - 1.0%
Rhodia SA Senior Notes 8.88% due 06/01/11	1,114,000	1,164,130

Coal - 0.2%
Adaro Finance B.V. Company Guar. Notes 8.50% due 12/08/10*	225,000	230,625

Computers-Memory Devices - 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	300,000	297,750

Diversified Manufactured Operations - 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	200,000	201,000

Electronic Components-Misc. - 0.7%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	75,000	74,250
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*	250,000	256,875
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	325,000	333,531
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16	175,000	177,625

		842,281

Electronic Components-Semiconductors - 0.4%
Avago Technologies Finance Pte Senior Notes 10.13% due 12/01/13*	350,000	371,875

STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	150,000	147,750

		519,625

Food-Meat Products - 0.2%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	250,000	261,000

Housewares - 0.2%
Vitro Envases Norteamerica SA Sec. Notes 10.75% due 07/23/11*	200,000	214,000

Independent Power Producer - 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(6)	475,000	48

Insurance-Multi-line - 0.5%
Fairfax Financial Holdings, Ltd. Notes 7.38% due 04/15/18	70,000	65,800
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12	43,000	42,355
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	550,000	529,375

		637,530

Medical-Drugs - 1.5%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	275,000	248,188
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(8)	400,000	400,000
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	625,000	607,812
Elan Finance PLC Company Guar. Senior Notes 9.37% due 11/15/11(8)	225,000	223,875

Elan Finance PLC/Elan Finance Corp. Senior Notes 8.88% due 12/01/13*	325,000	323,781

		1,803,656

Metal-Aluminum - 0.2%
Novelis, Inc. Senior Notes 8.25% due 02/15/15*	225,000	216,000

Music - 0.2%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	299,000	296,010

Oil Companies-Exploration & Production - 0.5%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	250,000	237,500
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	425,000	418,625

		656,125

Paper & Related Products - 0.8%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	875,000	841,094
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	150,000	123,375

		964,469

Retail-Drug Store - 0.3%
Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	375,000	375,000

Satellite Telecom - 1.4%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	500,000	535,000
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*	675,000	739,969
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(5)	475,000	359,812

		1,634,781

Semiconductor Equipment - 0.1%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	175,000	149,625

Specified Purpose Acquisitions - 0.6%
Nell AF SARL Company Guar. Bonds 8.38% due 08/15/15*	650,000	665,437

Steel-Specialty - 0.2%
CSN Islands IX Corp. Company Guar. Notes 10.00% due 01/15/15*	175,000	200,812
CSN Islands VIII Corp. Company Guar. Notes 9.75% due 12/16/13*	50,000	56,000

		256,812

Telecom Services - 0.9%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(5)	1,220,000	1,088,850

Transport-Marine - 0.2%
Ultrapetrol Bahamas, Ltd. Sec. Senior Notes 9.00% due 11/24/14	250,000	238,750

Transport-Rail - 0.1%
Grupo Transportacion Ferroviaria Mexicana SA DE CV Senior Notes 9.38% due 05/01/12	75,000	80,250

Total Foreign Corporate Bonds & Notes (cost $13,508,230)		13,387,603

LOAN AGREEMENTS - 1.1%
Beverages-Non-alcoholic - 0.2%
Le-Natures, Inc. 9.33% due 03/01/11	600,000	254,000

Oil Companies-Exploration & Production - 0.9%
Exco Resources, Inc. 10.83% due 10/02/11	1,000,000	1,012,500

Total Loan Agreements (cost $1,595,079)		1,266,500

COMMON STOCK - 3.7%
Casino Services - 0.1%
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	2,501	57,580

Cellular Telecom - 2.6%
iPCS, Inc.†(1)(3)	58,957	3,117,057

Medical-Outpatient/Home Medical - 0.1%
Critical Care Systems International, Inc.(1)(2)(3)	13,262	92,834

Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc.†	3,095	10,368

Oil-Field Services - 0.9%
Trico Marine Services, Inc.†	31,240	1,135,574

Retail-Music Store - 0.0%
MTS, Inc.(1)(2)(3)	3,863	0

Total Common Stock (cost $1,565,469)		4,413,413

PREFERRED STOCK - 0.9%
Oil Companies-Exploration & Production - 0.2%
Transmeridian Exploration, Inc. 15.00%	2,100	210,000

Retail-Drug Store - 0.1%
General Nutrition Centers, Inc. 12.00% Series A (1)(7)	125	186,250

Television - 0.6%
ION Media Networks, Inc. (7)	92	708,400

Total Preferred Stock (cost $1,103,026)		1,104,650

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(2)†	13,811	13,811

Telephone-Integrated - 0.0%
GT Group Telecom, Inc. Expires 02/01/10*†(1)(2)(3)	200	2

Transport-Equipment & Leasng - 0.0%
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $30.05)(1)(2)(3)†	226	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $31.58)(1)(2)(3)†	231	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $33.04)(1)(2)(3)†	168	0

		0

Total Warrants (cost $163,443)		13,813

Total Long-Term Investment Securities (cost $101,732,776)		106,948,703

REPURCHASE AGREEMENT - 10.9%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $13,222,770 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $13,619,238 (cost $13,221,000)	$13,221,000	13,221,000

TOTAL INVESTMENTS (cost $114,953,776)(10)	99.5%	120,169,703
Other Assets Less Liabilities	0.5	600,508

NET ASSETS	100.0%	$120,770,211

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $26,184,825 representing 21.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security

(2)	Fair valued security; see Note 1

(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/04/05	$1,420	$12,824
		2,368	21,394
		4,737	37,189
		4,737	35,230

		13,262	106,637	$92,834	$7.00	0.08%
GT Group Telecommunications, Inc. Warrant Expires 02/01/10	09/05/00	200	0	2	0.01	0.00
ICO North America, Inc.: 7.50% due 08/15/09	08/11/05	250,000	250,000	280,000	1.12	0.23
iPCS, Inc.
Common Stock	08/12/04	57,705	894,412
	07/28/05	1,252	0

		58,957	894,412	3,117,057	52.87	2.58
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $30.05)	02/28/05	226	45,368	0	0.00	0.00
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $31.58)	02/28/05	231	46,296	0	0.00	0.00
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $33.04)	02/28/05	168	33,800	0	0.00	0.00
MTS, Inc.: 10.00% due 03/15/09	03/16/04	13,636	47,099
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	48,323	4,309	0.26	0.00
MTS, Inc.: Common Stock	03/16/04	3,863	0	0	0.00	0.00

Rent-Way, Inc. 8%
Convertible Preferred Stock	05/29/03	3	25,000
	05/14/04	1	10,000

		4	35,000	59,895	17,112.76	0.05
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	531	12,228
	07/29/05	1,970	45,355

		2,501	57,583	57,580	23.02	0.05
Southern Energy, Inc.: 7.90% due 07/15/09	01/10/06	1,225,000	0	0	0.00	0.00

				$3,611,677		2.99%

(4)	Company has filed Chapter 11 bankruptcy protection.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Bond in default

(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006

(9)	Company has filed Chapter 7 bankruptcy.

(10)	See Note 4 for cost of investments on a tax basis

(11)	Bond is in default and did not pay principal at maturity. Security is subject to litigation the outcome of which is still to be determined.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

INTERNATIONAL SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.3%
Australia - 2.5%

Alesco Corp., Ltd.	47,318	$391,981
Bradken, Ltd.	152,556	841,310
Candle Australia, Ltd.	261,737	695,896
Coates Hire, Ltd.	93,071	407,528
Commander Communications, Ltd.	310,000	550,293
GUD Holdings, Ltd.	77,919	504,703
Independence Group NL	222,748	767,971
JB Hi-Fi, Ltd.	126,877	600,598
Jubilee Mines NL	100,119	1,082,148
Kagara Zinc, Ltd.	210,143	1,208,626
Oakton, Ltd.	301,565	1,030,193
Primary Health Care, Ltd.	55,054	554,229
Seek, Ltd.	63,946	284,035
Sino Gold, Ltd.†	210,129	961,532
Transfield Services, Ltd.	108,594	776,218
Transpacific Industries Group, Ltd.	144,796	1,009,854
West Australian Newspapers Holdings, Ltd.	129,974	1,171,041
WorleyParsons, Ltd.	30,500	460,325

		13,298,481

Austria - 0.8%

Andritz AG	23,439	4,516,532

Bermuda - 2.5%

Celestial Nutrifoods, Ltd.†	1,354,000	1,398,642
Chen Hsong Holdings, Ltd.	1,610,000	931,384
DMX Technologies Group, Ltd.†	1,313,000	601,374
Fairwood, Ltd.	712,000	832,020
First Pacific Co.	2,584,000	1,312,139
Great Eagle Holdings, Ltd.	103,161	311,655
Huabao International Holdings, Ltd.†	1,705,000	907,434
Midland Holdings, Ltd.	1,534,000	873,613
Nine Dragons Paper Holdings, Ltd.	1,244,000	2,232,523
Sino Techfibre, Ltd.†	44,000	34,588
Texwinca Holdings, Ltd.	1,024,000	691,114
Victory City International Holdings, Ltd.	1,716,000	591,211
VTech Holdings, Ltd.	278,000	1,749,394
Xiwang Sugar Holdings Co., Ltd.	1,232,000	685,786

		13,152,877

Cayman Islands - 1.5%

China Mengniu Dairy Co., Ltd.	734,000	1,598,452
China Milk Products Group, Ltd.†	1,005,000	894,494
Kingboard Chemical Holdings, Ltd.	394,000	1,590,436
Prime Success International Group, Ltd.	1,580,000	1,316,201
Shenzhou International Group	1,001,000	414,362
The9, Ltd. ADR†	48,100	1,318,421
Xinyi Glass Holding Co., Ltd.	2,036,000	900,381

		8,032,747

China - 0.1%

Beijing Capital Land, Ltd.	124,000	57,387
Great Wall Motor Co., Ltd.	700,000	692,914

		750,301

Denmark - 5.3%

Bang & Olufsen A/S, Class B	55,130	6,689,547
Bavarian Nordic A/S†	30,839	2,865,431
DSV A/S	16,010	2,830,104
FLSmidth & Co A/S	102,190	5,954,843
Genmab A/S†	97,269	4,691,723
Royal UNIBREW A/S	43,310	5,078,321

		28,109,969

Finland - 1.7%

KCI Konecranes Oyj	168,010	4,269,855
Ramirent Oyj	86,680	4,706,583

		8,976,438

France - 6.5%

Alten†	24,471	788,491
Euler Hermes SA	56,114	7,684,131
GameLoft†	181,653	981,535
Groupe Steria SCA	49,770	2,997,061
Icade†	93,418	6,124,051
Ingenico SA†	92,993	2,342,415
Kaufman & Broad SA	42,769	2,548,852
Neopost SA	64,820	8,331,200
Sechilienne SA	59,860	3,001,375

		34,799,111

Germany - 9.6%

Bauer AG†	125,990	4,421,656
ElringKlinger AG	130,512	8,137,479
Fielmann AG	133,636	7,293,384
Francotyp-Postalia Holding AG†	33,164	838,009
Kloeckner & Co. AG†	130,490	4,707,468
Pfleiderer AG	304,762	7,741,274
Rational AG	15,289	2,552,463
Software AG	41,830	3,013,075
Thielert AG†	93,529	2,555,339
Washtec AG†	221,850	4,201,443
Wincor Nixdorf AG	41,510	5,955,311

		51,416,901

Greece - 3.6%

Athens Stock Exchange SA	309,880	5,868,574
Marfin Financial Group SA	110,239	6,233,991
Piraeus Bank SA	230,570	6,901,035

		19,003,600

Hong Kong - 0.4%

Shaw Brothers (Hong Kong), Ltd.	369,000	648,937

Wing Hang Bank, Ltd.	136,000	1,439,769

		2,088,706

Indonesia - 0.6%

Indah Kiat Pulp and Paper Corp. PT†	6,715,000	688,718
Kawasan Industri Jababeka PT	39,590,000	539,962
PT Medco Energi International Tbk	2,314,000	820,567
United Tractors Tbk PT	1,278,500	899,763

		2,949,010

Ireland - 3.7%

Grafton Group PLC (Ireland)†	381,679	5,575,410
Grafton Group PLC (United Kingdom)†	105,659	1,540,625
IAWS Group PLC	243,800	5,995,820
Kingspan Group PLC (Ireland)	180,270	4,022,781
Kingspan Group PLC (United Kingdom)	91,210	2,034,171
Norkom Group PLC†	332,861	802,301

		19,971,108

Italy - 2.2%

ASM SpA	866,040	4,521,814
Digital Multimedia Technologies SpA†	41,060	2,982,624
Piccolo Credito Valtellinese Scarl	86,635	1,520,240
Tod’s SpA	35,429	2,843,378

		11,868,056

Japan - 29.2%

Amano Corp.	121,100	1,493,938
Asahi Soft Drinks Co, Ltd.	187,000	2,612,233
Central Sports Co., Ltd.	82,200	2,070,001
Chugoku Marine Paints, Ltd.	476,000	3,306,155
Corona Corp.	40,000	739,493
Culture Convenience Club Co.	320,800	2,580,146
Dena Co., Ltd.†	797	2,464,913
Digital Garage, Inc.†	294	1,173,409
Disco Corp.	48,100	3,274,399
Don Quijote Co, Ltd.	227,700	4,701,335
Exedy Corp.	150,000	4,652,067
FP Corp.	42,900	1,575,094
Fujimi, Inc.	66,400	1,795,447
Fullcast Co., Ltd.	517	1,255,039
Harmonic Drive Systems, Inc.	195	1,069,716
HIS Co, Ltd.	129,900	3,130,932
Hisamitsu Pharmaceutical Co., Inc.	97,400	2,945,013
Hitachi Systems & Services, Ltd.	144,900	2,954,205
Intage, Inc.	82,800	1,809,719
Iriso Electronics Co., Ltd.	62,100	2,124,453
Japan Aviation Electronics Industry, Ltd.	246,000	3,534,171
Japan Steel Works, Ltd.	325,000	2,397,737
KaKaKu.com, Inc.	750	2,455,618
Kenedix, Inc.	749	3,403,516
Koito Manufacturing Co., Ltd.	124,000	1,803,948
Kyoritsu Maintenance Co., Ltd.	62,800	1,410,565
Kyowa Exeo Corp.	255,000	2,335,104
La Parler Co., Ltd.	498	1,690,761
Lintec Corp.	177,000	3,669,820
Mani, Inc.	35,900	2,729,213
Milbon Co., Ltd.	30,000	997,797
Miraca Holdings, Inc.	88,800	1,852,637
Miraial Co., Ltd.	18,600	1,933,031
Modec, Inc.	88,900	1,950,724
Moshi Moshi Hotline, Inc.	85,000	3,546,715
Nabtesco Corp.	236,000	2,817,606
Nichias Corp.	330,000	2,349,099
Nippon Chemiphar Co, Ltd.†	268,000	1,551,207
Nishimatsuya Chain Co., Ltd.	45,600	886,355
Nissha Printing Co, Ltd.	39,700	1,268,973
Obara Corp.	38,500	1,549,911
Oenon Holdings, Inc.	220,000	689,905
Okasan Holdings, Inc.	310,000	2,158,525
Otsuka Corp.	34,100	3,617,537
Park24 Co, Ltd.	207,800	2,827,394
Renaissance, Inc.	134,700	2,006,158
ResortTrust, Inc.	112,200	3,111,416
Right On Co., Ltd.	50	1,814
Roland DG Corp.	60,100	1,843,160
Sankyu, Inc.	340,000	2,129,498
Sasebo Heavy Industries Co., Ltd.†	396,000	1,125,515
SBS Holding, Inc.	512	1,384,441
Secom Techno Service Co., Ltd.	52,000	2,183,232
St. Marc Holdings Co., Ltd.	41,200	2,964,848
Star Micronics Co., Ltd.	124,200	2,499,987
Sysmex Corp.	67,300	2,633,744
Taiyo Ink Manufacturing Co., Ltd.	2,900	156,831
Teikoku Piston Ring co., Ltd.	310,000	2,769,124
Telepark Corp.	1,004	2,220,414
Tocalo Co., Ltd.	48,200	1,786,342
Toho Pharmaceutical Co., Ltd.	121,100	2,176,044
Token Corp.	20,000	1,447,886
Toshiba Machine Co., Ltd.	264,000	2,401,555
Totetsu Kogyo Co., Ltd.	114,000	645,069
Toyo Tanso Co., Ltd.	38,200	3,039,368
Tsumura & Co.	98,000	2,125,005
UFJ Central Leasing Co., Ltd.	46,900	2,337,808
Unicharm Petcare Corp	26,800	939,985
Union Tool Co.	36,200	1,654,339
USS Co, Ltd.	64,780	4,118,879
Works Applications Co., Ltd.†	2,070	1,444,914
Xebio Co., Ltd.	56,900	1,892,488

		156,195,440

Malaysia - 0.5%

Kuala Lumpur Kepong BHD	305,000	1,146,490
Ta Ann Holdings BHD	431,520	1,049,579
Wellcall Holdings BHD	661,400	387,553

		2,583,622

Netherlands - 0.7%

Aalberts Industries NV	49,311	3,999,935

Norway - 1.5%

ProSafe ASA	85,260	5,806,450
Sevan Marine ASA†	411,169	2,249,488

		8,055,938

Philippines - 0.0%

Chemrez Technologies, Inc.(1)	1,700,000	151,004

Singapore - 2.2%

Hartford Education Corp., Ltd.	46,500	17,823
Ho Bee Investment, Ltd.	702,000	579,204
Inter-Roller Engineering, Ltd.	2,328,000	1,081,384
Luzhou Bio-Chem Technology, Ltd.	1,980,000	1,061,231
Olam International, Ltd.	1,109,000	1,498,600
Raffles Education Corp., Ltd.	1,116,000	1,225,298
Raffles Medical Group, Ltd.	1,642,000	965,412
Riverstone Holdings, Ltd.†	566,000	101,121
SembCorp Marine, Ltd.	499,000	1,095,741
Singapore Food Industries, Ltd.	1,026,000	626,565
Singapore Petroleum Co., Ltd.	334,000	967,770
The Ascott Group, Ltd.	1,608,000	1,305,831
Wing Tai Holdings, Ltd.	1,032,000	1,387,845

		11,913,825

South Korea - 1.2%

Amorepacific Corp.†	1,202	653,155
Core Logic, Inc.†	29,261	1,032,723
Daelim Industrial Co.†	15,189	1,314,032
Korea Zinc Co., Ltd.	8,166	871,649
Kumho Electric Co., Ltd.†	13,540	579,131
SSCP Co., Ltd.†	30,700	743,261
Taewoong Co., Ltd.	36,317	1,144,981

		6,338,932

Spain - 1.5

Banco Pastor SA	268,720	5,078,401
Mecalux SA	72,574	2,979,516

		8,057,917

Sweden - 7.2%

Elekta AB, Class B	269,261	5,887,259
JM AB	221,560	4,480,371
Modern Times Group AB†	70,779	4,309,365
Munters AB	103,710	4,648,703
Protect Data AB	122,080	3,279,708
Q-Med AB	331,470	4,646,097
RaySearch Laboratories AB	138,119	2,878,740
rnb Retail and Brands AB	325,330	2,802,521
Transcom WorldWide SA	519,439	5,346,832

		38,279,596

Switzerland - 1.9%

Banque Cantonale Vaudoise	10,180	4,357,760
Compagne Financiere Tradition	22,550	3,330,566
Kaba Holding AG†	7,690	2,393,500

		10,081,826

Taiwan - 0.9%

King Yuan Electronics Co., Ltd.	950,870	811,503
Sanyo Electric Taiwan Co., Ltd.	1,422,000	1,103,655
ShenMao Technology, Inc.	263,000	817,301
Shin Zu Shing Co., Ltd.	164,000	1,156,215
TXC Corp.	467,455	781,982

		4,670,656

Thailand - 0.8%

Asian Property Development PCL	9,975,800	1,339,556
Central Pattana PCL(1)	1,821,900	1,192,775
Somboon Advance Technology PCL†(1)	1,740,200	610,851
Thoresen Thai Agencies PCL	1,401,000	1,102,612

		4,245,794

United Kingdom - 5.7%

Cookson Group PLC	481,490	5,612,676
Detica Group PLC	451,800	2,664,376
IG Group Holdings PLC	921,890	5,359,594
NDS Group PLC ADR†	75,445	3,547,424
Northumbrian Water Group PLC	946,260	5,598,930
Punch Taverns PLC	327,458	7,425,081
TI Automotive, Ltd., Class A(1)(2)(3)	7,400	0

		30,208,081

Total Common Stock
(cost $439,249,873)		503,716,403

PREFERRED STOCK - 1.7%
Germany - 1.7%

Hugo Boss AG 7.49%
(cost $6,654,321)	176,459	9,102,366

Total Long-Term Investment Securities
(cost $445,904,194)		512,818,769

REPURCHASE AGREEMENT - 2.5%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $ 13,687,832 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $ 14,100,871

(cost $13,686,000)	$13,686,000	13,686,000

TOTAL INVESTMENTS
(cost $459,590,194)(4)	98.5%	526,504,769
Other Assets Less Liabilities	1.5	7,800,505

NET ASSETS	100.0%	$534,305,274

†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	To the extent permitted by the Statement of Additional Information, the International Small Cap Equity Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the International Small Cap Equity Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of net Assets
TI Automotive, Ltd. Class A Common Stock	08/22/2001	7,400	$0	$0	$0.00	0.00%

(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.
ADR	American Depositary Receipt

Industry Allocation*
Banks-Commercial	3.6%
Building & Construction Products-Misc.	3.5%
Auto/Truck Parts & Equipment-Original	3.5%
Machinery-General Industrial	3.3%
Repurchase Agreements	2.5%
Building & Construction-Misc.	2.4%
Real Estate Operations & Development	2.2%
Medical Products	1.9%
Diversified Manufactured Operations	1.8%
Apparel Manufacturers	1.7%
Computers-Integrated Systems	1.7%
Machinery-Electrical	1.7%
Office Automation & Equipment	1.7%
Food-Misc.	1.6%
Medical Instruments	1.6%
E-Services/Consulting	1.5%
Financial Guarantee Insurance	1.4%
Consulting Services	1.4%
Medical-Biomedical/Gene	1.4%
Miscellaneous Manufacturing	1.4%
Retail-Misc./Diversified	1.4%
Retail-Pubs	1.4%
Retail-Building Products	1.3%
Audio/Video Products	1.3%
Medical-Drugs	1.3%
Diversified Financial Services	1.2%
Transport-Truck	1.2%
Computers	1.1%
Electronic Components-Misc.	1.1%
Finance-Other Services	1.1%
Oil-Field Services	1.1%
Water	1.0%
Brewery	1.0%
Building-Residential/Commercial	1.0%
Distribution/Wholesale	1.0%
Engineering/R&D Services	1.0%
Finance-Investment Banker/Broker	1.0%
Gambling (Non-Hotel)	1.0%
Rental Auto/Equipment	1.0%
Environmental Monitoring & Detection	0.9%
Retail-Discount	0.9%
Telecommunication Equipment	0.9%
Electric-Integrated	0.8%
Appliances	0.8%
Footwear & Related Apparel	0.8%
Metal Processors & Fabrication	0.8%
Recreational Centers	0.8%
Retail-Automobile	0.8%
Television	0.8%
Chemicals-Specialty	0.7%
Direct Marketing	0.7%
Electronics-Military	0.7%
Internet Connectivity Services	0.7%
Retail-Apparel/Shoe	0.7%
Retail-Restaurants	0.7%
Coatings/Paint	0.6%
Computer Data Security	0.6%
Cosmetics & Toiletries	0.6%
Energy-Alternate Sources	0.6%
Enterprise Software/Service	0.6%
Investment Management/Advisor Services	0.6%
Resorts/Theme Parks	0.6%
Travel Services	0.6%
Paper & Related Products	0.5%
Beverages-Non-alcoholic	0.5%
Chemicals-Diversified	0.5%
Commercial Services	0.5%
E-Commerce/Services	0.5%
Engines-Internal Combustion	0.5%
Food-Dairy Products	0.5%
Internet Content-Information/News	0.5%
Machinery-Construction & Mining	0.5%
Retail-Bookstore	0.5%
Electronic Security Devices	0.4%
Machinery-Material Handling	0.4%
Cellular Telecom	0.4%
Electronic Connectors	0.4%
Entertainment Software	0.4%
Finance-Leasing Companies	0.4%
Human Resources	0.4%
Medical-Wholesale Drug Distribution	0.4%
Oil Field Machinery & Equipment	0.4%
Protection/Safety	0.4%
Retail-Sporting Goods	0.4%
Shipbuilding	0.4%
Computers-Periphery Equipment	0.3%
Diversified Minerals	0.3%
Applications Software	0.3%
Building-Maintenance & Services	0.3%
Chemicals-Other	0.3%
Containers-Paper/Plastic	0.3%
Food-Flour & Grain	0.3%
Food-Wholesale/Distribution	0.3%
Medical-Generic Drugs	0.3%
Textile-Products	0.2%
Agricultural Operations	0.2%
Auto/Truck Parts & Equipment-Replacement	0.2%
Building Products-Wood	0.2%
Building-Heavy Construction	0.2%
Circuit Boards	0.2%
Diversified Operations	0.2%
Hazardous Waste Disposal	0.2%
Medical-Hospitals	0.2%
Metal-Diversified	0.2%
Mining	0.2%
Non-Ferrous Metals	0.2%
Oil Companies-Exploration & Production	0.2%
Oil Refining & Marketing	0.2%
Printing-Commercial	0.2%
Publishing-Newspapers	0.2%
Real Estate Management/Services	0.2%
Retail-Perfume & Cosmetics	0.2%
Schools	0.2%
Semiconductors Components-Intergrated Circuits	0.2%
Transport-Marine	0.2%
Decision Support Software	0.1%
Auto-Cars/Light Trucks	0.1%
Beverages-Wine/Spirits	0.1%
Computer Services	0.1%
Lighting Products & Systems	0.1%
Motion Pictures & Services	0.1%
Retail-Consumer Electronics	0.1%
Rubber/Plastic Products	0.1%
Sugar	0.1%
Telecom Services	0.1%
Textile-Apparel	0.1%
U.S. Government Agencies	0.1%

98.5%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.8%
Advertising Agency - 0.9%

Omnicom Group, Inc.	26,400	$2,697,024

Aerospace/Defense - 2.1%

Lockheed Martin Corp.	20,200	1,827,090
Raytheon Co.	84,200	4,297,568

		6,124,658

Airlines - 0.2%

Continental Airlines, Inc., Class B†	11,200	455,168

Applications Software - 0.2%

Intuit, Inc.†	21,700	683,116

Banks-Commercial - 0.6%

Compass Bancshares, Inc.	11,000	628,540
Regions Financial Corp.	28,300	1,037,195

		1,665,735

Banks-Super Regional - 6.6%

Bank of America Corp.	241,300	12,994,005
Comerica, Inc.	9,000	524,250
KeyCorp	72,600	2,620,860
PNC Financial Services Group, Inc.	42,500	3,004,325

		19,143,440

Beverages-Non-alcoholic - 1.0%

Coca-Cola Enterprises, Inc.	31,800	650,310
Pepsi Bottling Group, Inc.	71,200	2,229,984

		2,880,294

Cable TV - 0.0%

Comcast Corp., Class A†	2,900	117,334

Chemicals-Diversified - 0.9%

FMC Corp.†	2,100	148,848
Lyondell Chemical Co.	96,700	2,388,490

		2,537,338

Chemicals-Specialty - 0.8%

Albemarle Corp.	9,900	690,426
Hercules, Inc.†	67,900	1,264,977
Lubrizol Corp.	5,100	241,434

		2,196,837

Commercial Services - 0.1%

Convergys Corp.†	12,800	308,736

Commercial Services-Finance - 0.1%

Deluxe Corp.	5,800	142,796

Computers - 2.1%

Hewlett-Packard Co.	153,500	6,057,110

Computers-Peripher Equipment - 1.5%

Lexmark International, Inc., Class A†	64,300	4,435,414

Containers-Paper/Plastic - 1.1%

Pactiv Corp.†	91,000	3,134,950

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	34,400	2,159,976

Data Processing/Management - 0.2%

CSG Systems International, Inc.†	17,400	482,502

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	13,200	421,476

Diversified Manufactured Operations - 1.1%

General Electric Co.	92,300	3,256,344

E-Commerce/Services - 0.3%

Emdeon Corp.†	65,700	778,545

Electric-Integrated - 4.1%

American Electric Power Co., Inc.	91,800	3,810,618
DTE Energy Co.	46,700	2,199,103
FirstEnergy Corp.	43,100	2,579,104
FPL Group, Inc.	13,900	740,870
Great Plains Energy, Inc.	20,700	654,327
OGE Energy Corp.	21,300	835,386
PPL Corp.	16,400	596,140
Puget Energy, Inc.	12,800	317,952

		11,733,500

Electronic Components-Semiconductors - 0.2%

Advanced Micro Devices, Inc.†	29,300	632,001

Electronic Design Automation - 0.1%

Mentor Graphics Corp.†	17,500	295,925

Engines-Internal Combustion - 0.3%

Cummins, Inc.	6,500	779,480

Enterprise Software/Service - 0.4%

BMC Software, Inc.†	36,300	1,181,928

Finance-Auto Loans - 0.8%

AmeriCredit Corp.†	100,900	2,366,105

Finance-Commercial - 0.6%

CapitalSource, Inc.	60,600	1,649,532

Finance-Credit Card - 2.7%

American Express Co.	79,800	4,685,856
Capital One Financial Corp.	39,800	3,099,624

		7,785,480

Finance-Investment Banker/Broker - 9.2%

Citigroup, Inc.	258,300	12,809,097
E*TRADE Financial Corp.†	112,400	2,705,468
Investment Technology Group, Inc.†	4,500	168,750
J.P. Morgan Chase & Co.	232,560	10,762,877

		26,446,192

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp.	6,600	262,152

Food-Misc. - 1.2%

ConAgra Foods, Inc.	137,000	3,520,900

Food-Retail - 0.2%

Kroger Co.	31,500	675,990

Health Care Cost Containment - 1.0%

McKesson Corp.	56,800	2,805,920

Instruments-Controls - 0.1%

Thermo Fisher Scientific, Inc.†	8,600	376,938

Insurance-Life/Health - 2.3%

CIGNA Corp.	23,500	2,962,175
Principal Financial Group	63,100	3,644,025

		6,606,200

Insurance-Multi-line - 4.3%

ACE, Ltd.	4,200	238,728
Allstate Corp.	58,500	3,713,580
American Financial Group, Inc.	4,700	245,387
Assurant, Inc.	38,500	2,115,960
MetLife, Inc.	73,200	4,299,036
XL Capital, Ltd., Class A	23,800	1,692,656

		12,305,347

Insurance-Property/Casualty - 2.6%

Chubb Corp.	86,200	4,461,712
W.R. Berkley Corp.	82,790	2,906,757

		7,368,469

Insurance-Reinsurance - 1.0%

Axis Capital Holdings, Ltd.	13,900	475,797
RenaissanceRe Holdings, Ltd.	41,300	2,431,744

		2,907,541

Invest Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	98,000	5,301,800

Machinery-Construction & Mining - 0.6%

Terex Corp.†	28,800	1,613,376

Machinery-Farming - 0.8%

AGCO Corp.†	70,900	2,214,207

Medical-Drugs - 3.4%

Endo Pharmaceuticals Holdings, Inc.†	61,900	1,678,109
Merck & Co., Inc.	93,500	4,161,685
Pfizer, Inc.	146,100	4,016,289

		9,856,083

Medical-HMO - 1.8%

Humana, Inc.†	75,900	4,106,190
WellCare Health Plans, Inc.†	16,800	1,084,776

		5,190,966

Medical-Wholesale Drug Distribution - 1.8%

AmerisourceBergen Corp.	115,000	5,288,850

Multimedia - 0.3%

The McGraw-Hill Cos., Inc.	11,200	746,480

Oil Companies-Integrated - 10.8%

Chevron Corp.	23,900	1,728,448
Exxon Mobil Corp.	294,140	22,592,893
Marathon Oil Corp.	30,600	2,888,028
Occidental Petroleum Corp.	76,600	3,856,044

		31,065,413

Oil Refining & Marketing - 0.5%

Frontier Oil Corp.	41,800	1,322,552

Oil-Field Services - 0.0%

Tidewater, Inc.	2,000	110,660

Pipelines - 1.3%

Dynegy, Inc., Class A†	150,700	1,023,253
El Paso Corp.	180,600	2,636,760

		3,660,013

Publishing-Periodicals - 0.1%

Idearc, Inc.†	5,865	161,522

Real Estate Investment Trusts - 0.8%

Annaly Mortgage Management, Inc.	38,100	532,638
Hospitality Properties Trust	5,100	255,969
ProLogis	25,000	1,629,250

		2,417,857

Retail-Apparel/Shoe - 2.4%

American Eagle Outfitters, Inc.	6,100	275,598
AnnTaylor Stores Corp.†	59,800	2,063,100
Payless ShoeSource, Inc.†	151,000	4,709,690

		7,048,388

Retail-Discount - 1.8%

Big Lots, Inc.†	197,100	4,397,301
Dollar Tree Stores, Inc.†	28,200	846,282

		5,243,583

Retail-Office Supplies - 0.5%

Office Depot, Inc.†	2,700	102,222
OfficeMax, Inc.	28,700	1,350,909

		1,453,131

Retail-Regional Deptment Stores - 1.0%

Kohl’s Corp.†	41,500	2,888,400

Retail-Restaurants - 2.3%

Darden Restaurants, Inc.	54,300	2,180,145
McDonald’s Corp.	108,700	4,562,139

		6,742,284

Savings & Loans/Thrifts - 2.0%

Washington Mutual, Inc.	134,600	5,879,328

Schools - 1.7%

Apollo Group, Inc., Class A†	46,700	1,811,493
Career Education Corp.†	85,900	2,168,975
Corinthian Colleges, Inc.†	12,900	166,410
ITT Educational Services, Inc.†	10,200	699,414

		4,846,292

Steel-Producer - 1.3%

Nucor Corp.	63,700	3,812,445

Telephone-Integrated - 4.8%

AT&T, Inc.	161,361	5,471,752
CenturyTel, Inc.	49,400	2,101,970
Qwest Communications International, Inc.†	243,700	1,874,053
Verizon Communications, Inc.	123,600	4,318,584

		13,766,359

Television - 1.7%

CBS Corp., Class B	168,900	5,024,775

Tobacco - 1.4%

Altria Group, Inc.	14,200	1,195,782
Loews Corp.-Carolina Group	44,900	2,800,413

		3,996,195

Tools-Hand Held - 0.4%

Snap-on, Inc.	22,400	1,064,000

Toys - 0.6%

Hasbro, Inc.	13,600	363,800
Mattel, Inc.	62,600	1,374,070

		1,737,870

Transport-Marine - 0.7%

Overseas Shipholding Group, Inc.	35,200	2,026,112

Wireless Equipment - 0.4%

Motorola, Inc.	52,400	1,161,708

Total Long-Term Investment Securities (cost $264,921,189)		285,019,042

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Company - 3.8%

American Advantage Money Market Fund (cost $10,879,513)	$10,879,513	10,879,513

TOTAL INVESTMENTS (cost $275,800,702) (1)	102.6%	295,898,555
Liabilities in Excess of Other Assets	(2.6)	(7,398,846)

NET ASSETS	100.0%	$288,499,709

†	Non-income producing security
(1)	See Note 4 for cost of investment on a tax basis

ADR American Depository Receipt

See Notes to Portfolio of Investments

MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS — November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.6%
Advertising Sales - 1.0%

Clear Channel Outdoor Holdings, Inc., Class A†	23,011	$592,533

Aerospace/Defense - 2.1%

Armor Holdings, Inc.†	10,980	620,919
Spirit Aerosystems Holdings, Inc.†	21,627	630,427

		1,251,346

Agricultural Chemicals - 0.5%

Potash Corp. of Saskatchewan, Inc.	2,304	324,265

Agricultural Operations - 0.8%

Bunge, Ltd.	6,956	490,398

Apparel Manufacturers - 3.7%

Carter’s, Inc.†	22,800	628,368
Coach, Inc.†	13,993	604,637
Polo Ralph Lauren Corp.	12,623	987,119

		2,220,124

Appliances - 1.0%

Whirlpool Corp.	6,861	585,243

Applications Software - 0.9%

Citrix Systems, Inc.†	19,067	547,986

Audio/Video Products - 1.0%

Harman International Industries, Inc.	5,713	593,238

Banks-Commercial - 1.3%

Centennial Bank Holdings, Inc.†	35,226	335,704
Signature Bank†	13,290	427,406

		763,110

Building & Construction Products-Misc. - 0.5%

NCI Building Systems, Inc.†	5,313	293,171

Casino Hotel - 1.1%

Station Casinos, Inc.	9,458	643,522

Casino Services - 1.2%

Scientific Games Corp., Class A†	24,431	709,721

Cellular Telecom - 2.3%

Leap Wireless International, Inc.†	7,923	449,630
NII Holdings, Inc.†	14,116	916,552

		1,366,182

Commercial Services - 1.1%

Alliance Data Systems Corp.†	10,358	670,266

Computer Services - 2.0%

Cognizant Technology Solutions Corp., Class A†	7,205	587,640
IHS, Inc.†	17,396	644,522

		1,232,162

Computers-Memory Devices - 1.3%

Network Appliance, Inc.†	9,025	353,870
Seagate Technology	15,837	407,961

		761,831

Computers-Periphery Equipment - 0.9%

Logitech International SA	19,616	576,989

Consumer Products-Misc. - 1.4%

Jarden Corp.†	23,079	853,461

Cosmetics & Toiletries - 0.5%

Bare Escentuals, Inc.†	9,900	295,911

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	14,736	587,966

Distribution/Wholesale - 1.2%

WESCO International, Inc.†	11,000	735,900

Diversified Manufactured Operations - 2.3%

Acuity Brands, Inc.	11,790	620,979
Cooper Industries, Ltd.	8,375	765,810

		1,386,789

E-Marketing/Info - 0.5%

aQuantive, Inc.†	12,859	307,330

Electric Products-Misc. - 0.7%

Molex, Inc., Class A	15,800	444,454

Electronic Components-Semiconductors - 3.4%

Advanced Micro Devices, Inc.†	13,626	293,913
Intersil Corp., Class A	26,076	645,902
MEMC Electronic Materials, Inc.†	12,990	517,002
QLogic Corp.†	27,971	622,355

		2,079,172

Electronic Connectors - 1.1%

Amphenol Corp., Class A	9,932	676,667

Electronic Design Automation - 1.0%

Cadence Design Systems, Inc.†	32,462	596,652

Electronic Parts Distribution - 1.0%

Arrow Electronics, Inc.†	9,835	312,360
Avnet, Inc.†	11,475	284,465

		596,825

Energy-Alternate Sources - 0.6%

Aventine Renewable Energy Holdings, Inc.†	12,000	306,120
First Solar, Inc.†	3,042	86,089

		392,209

Engineering/R&D Services - 2.7%

Foster Wheeler, Ltd.†	15,259	823,986
KBR, Inc.†	7,864	174,109
McDermott International, Inc.†	12,713	662,093

		1,660,188

Enterprise Software/Service - 0.5%

Hyperion Solutions Corp.†	9,092	334,222

Finance-Investment Banker/Broker - 2.2%

Charles Schwab Corp.	33,168	608,301
E*Trade Financial Corp.†	12,470	300,153
Lazard, Ltd.	8,834	401,240

		1,309,694

Finance-Other Services - 1.4%

Chicago Merchantile Exchange Holdings, Inc.	1,599	856,424

Food-Misc. - 0.5%

Corn Products International, Inc.	8,225	298,732

Health Care Cost Containment - 1.0%

Healthspring, Inc.†	33,000	637,230

Hotels/Motels - 2.8%

Hilton Hotels Corp.	28,074	921,669

Starwood Hotels & Resorts Worldwide, Inc.	11,627	746,105

		1,667,774

Insurance-Property/Casualty - 0.7%

OneBeacon Insurance Group, Ltd.†	16,699	459,223

Internet Infrastructure Software - 1.2%

TIBCO Software, Inc.†	81,766	761,241

Investment Management/Advisor Services - 0.6%

AllianceBernstein Holding LP	4,640	354,914

Machinery-Construction & Mining - 0.7%

Joy Global, Inc.	9,266	406,777

Medical Information Systems - 0.9%

Cerner Corp.†	11,459	550,834

Medical Products - 1.0%

Henry Schein, Inc.†	11,269	580,692

Medical-Biomedical/Gene - 1.9%

Celgene Corp.†(1)	9,249	515,447
Genzyme Corp.†	5,200	334,880
Human Genome Sciences, Inc.†	24,000	300,480

		1,150,807

Medical-Drugs - 1.9%

Adams Respiratory Therapeutics, Inc.†	10,000	393,700
Allergan, Inc.	4,000	466,320
Cephalon, Inc.†	4,000	299,440

		1,159,460

Medical-Generic Drugs - 0.7%

Barr Pharmaceuticals, Inc.†	8,147	416,149

Medical-HMO - 0.8%

Humana, Inc.†	8,700	470,670

Metal Processors & Fabrication - 2.8%

Kaydon Corp.	15,098	603,165
Precision Castparts Corp.	14,300	1,079,078

		1,682,243

Metal-Diversified - 0.5%

Freeport-McMoRan Copper & Gold, Inc. Class B	4,886	307,183

Oil & Gas Drilling - 2.1%

ENSCO International, Inc.	12,000	622,320
GlobalSantaFe Corp.	11,100	666,000

		1,288,320

Oil Companies-Exploration & Production - 2.5%

Rosetta Resources, Inc.†	36,973	694,723
Southwestern Energy Co.†	19,291	812,730

		1,507,453

Oil Field Machinery & Equipment - 1.8%

Cameron International Corp.†	8,600	467,152
National-Oilwell Varco, Inc.†	9,718	646,344

		1,113,496

Oil Refining & Marketing - 0.6%

Frontier Oil Corp.	12,000	379,680

Oil-Field Services - 1.0%

Weatherford International, Ltd.†	13,000	583,830

Pharmacy Services - 1.6%

Express Scripts, Inc.†	8,861	604,320
HealthExtras, Inc.†	17,000	363,460

		967,780

Physical Therapy/Rehabilation Centers - 1.0%

Psychiatric Solutions, Inc.†	16,400	596,796

Physicians Practice Management - 0.8%

Healthways, Inc.†	10,000	459,700

Pipelines - 1.1%

Williams Cos., Inc.	23,556	653,915

Private Corrections - 1.4%

Corrections Corp. of America†	18,323	832,780

Real Estate Investment Trusts - 0.4%

Douglas Emmett, Inc.†	8,900	234,070

Real Estate Management/Services - 1.5%

CB Richard Ellis Group, Inc., Class A†	26,929	886,772

Research & Development - 1.0%

Pharmaceutical Product Development, Inc.	19,000	600,210

Retail-Apparel/Shoe - 1.9%

Abercrombie & Fitch Co., Class A	8,141	549,029
Nordstrom, Inc.	11,745	575,740

		1,124,769

Retail-Drug Store - 1.0%

Shoppers Drug Mart Corp.	13,366	580,377

Retail-Office Supplies - 1.9%

Office Depot, Inc.†	13,994	529,813
Staples, Inc.	23,806	606,339

		1,136,152

Retail-Restaurants - 1.1%

Burger King Holdings, Inc.†	34,859	641,406

Semiconductor Equipment - 1.3%

ASML Holding NV†	13,167	327,858
Lam Research Corp.†	8,670	456,042

		783,900

Steel-Specialty - 1.4%

Allegheny Technologies, Inc.	9,246	828,904

Telecom Services - 1.5%

Amdocs, Ltd.†	15,964	615,412
Time Warner Telecom, Inc., Class A†	14,665	267,490

		882,902

Telecommunication Equipment - 0.4%

Comverse Technology, Inc.†	13,221	258,074

Telephone-Integrated - 0.9%

Level 3 Communications, Inc.†	104,318	557,058

Therapeutics - 1.1%

Warner Chilcott, Ltd.†	47,000	649,070

Transport-Services - 1.3%

UTI Worldwide, Inc.	26,697	795,571

Wireless Equipment - 1.9%

American Tower Corp., Class A†	15,390	582,819

Crown Castle International Corp.†	15,739	542,366

		1,125,185

X-Ray Equipment - 0.9%

Hologic, Inc.†	11,326	566,640

Total Long-Term Investment Securities

(cost $49,116,051)		57,674,690

REPURCHASE AGREEMENT - 5.0%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $2,994,401 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,084,254

(cost $2,994,000)	$2,994,000	2,994,000

TOTAL INVESTMENTS

(cost $52,110,051) (2)	100.6%	60,668,690
Liabilities in Excess of Other Assets	(0.6)	(336,372)

NET ASSETS	100.0%	$60,332,318

†	Non-income producing security
(1)	A portion of this security is subject to options written.
(2)	See Note 4 for cost of investments on a tax basis

Open call option contracts written at November 30, 2006 for the Mid Cap Growth Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2006	Unrealized Appreciation (Depreciation)
Celgene Corp.	January-07	$60.00	92	$11,684	$11,040	$644

See Notes to Portfolio of Investments

MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Advertising Services - 1.9%

R.H. Donnelley Corp.	125,150	$7,759,300

Aerospace/Defense - 0.4%

Armor Holdings, Inc.†	27,568	1,558,970
Spirit Aerosystems Holdings, Inc.†	5,690	165,864

		1,724,834

Aerospace/Defense-Equipment - 2.3%

Alliant Techsystems, Inc.†	42,900	3,316,599
Goodrich Corp.	138,347	6,225,615

		9,542,214

Agricultural Chemicals - 0.6%

UAP Holding Corp.	101,200	2,429,812

Agricultural Operations - 1.3%

Bunge, Ltd.	75,551	5,326,346

Airlines - 1.0%

UAL Corp.†	103,600	4,204,088

Apparel Manufacturer - 0.3%

VF Corp.	16,644	1,304,723

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	168,924	1,373,352

Auto/Truck Parts & Equipment-Original - 2.2%

American Axle & Manufacturing Holdings, Inc.	107,037	1,958,777
Autoliv, Inc.	31,795	1,863,505
BorgWarner, Inc.	64,662	3,737,464
TRW Automotive Holdings Corp.†	69,449	1,725,113

		9,284,859

Banks-Commercial - 2.5%

City National Corp.	32,964	2,235,619
Cullen/Frost Bankers, Inc.	25,114	1,368,713
Marshall & Ilsley Corp.	58,708	2,688,239
UnionBanCal Corp.	24,008	1,381,901
Webster Financial Corp.	55,890	2,669,865

		10,344,337

Banks-Fiduciary - 0.5%

Northern Trust Corp.	38,964	2,219,389

Banks-Super Regional - 1.5%

Comerica, Inc.	15,032	875,614
Huntington Bancshares, Inc.	118,700	2,885,597
KeyCorp	62,845	2,268,704

		6,029,915

Beverages-Non-alcoholic - 0.5%

Pepsi Bottling Group, Inc.	62,602	1,960,695

Building Products-Air & Heating - 1.3%

American Standard Cos., Inc.	123,458	5,532,153

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.	28,600	2,840,266

Building-Residential/Commerical - 0.5%

Pulte Homes, Inc.	59,587	2,010,465

Casino Hotel - 0.5%

Harrah’s Entertainment, Inc.	27,424	2,158,269

Cellular Telecom - 0.2%

Syniverse Holdings, Inc.†	47,700	660,645

Chemicals-Diversified - 2.4%

Celanese Corp.	135,000	2,970,000
FMC Corp.	42,500	3,012,400
PPG Industries, Inc.	25,235	1,622,610
Rohm & Haas Co.	45,427	2,372,198

		9,977,208

Chemicals-Specialty - 2.4%

Ashland, Inc.	19,800	1,338,678
Chemtura Corp.	310,800	3,008,544
Cytec Industries, Inc.	82,456	4,397,379
International Flavors & Fragrances, Inc.	25,547	1,203,519

		9,948,120

Coal - 0.8%

Arch Coal, Inc.	65,602	2,355,112
Peabody Energy Corp.	18,591	855,372

		3,210,484

Coatings/Paint - 0.2%

The Sherwin-Williams Co.	15,441	965,835

Communications Software - 0.5%

Avid Technology, Inc.†	58,300	2,272,534

Computer Services - 1.2%

Electronic Data Systems Corp.	97,414	2,643,816
Unisys Corp.†	295,875	2,133,259

		4,777,075

Computers-Integrated Systems - 0.8%

NCR Corp.†	76,000	3,261,160

Consulting Services - 0.3%

BearingPoint, Inc.†	163,000	1,365,940

Consumer Products-Misc. - 0.6%

Fortune Brands, Inc.	30,217	2,444,555

Containers-Metal/Glass - 1.1%

Owens-Illinois, Inc.†	237,358	4,486,066

Containers-Paper/Plastic - 0.4%

Sonoco Products Co.	39,167	1,448,787

Distribution/Wholesale - 0.7%

United Stationers, Inc.†	59,046	2,738,553

Diversified Manufactured Operations - 3.7%

Acuity Brands, Inc.	55,932	2,945,938
Carlisle Cos., Inc.	29,112	2,383,982
Crane Co.	37,506	1,428,979
Eaton Corp.	30,159	2,324,656
Parker Hannifin Corp.	43,053	3,594,064
Trinity Industries, Inc.	70,501	2,664,938

		15,342,557

Diversified Operations - 0.9%

Grupo Imsa SA de CV	254,509	1,091,620
Walter Industries, Inc.	53,300	2,563,197

		3,654,817

Electric-Integrated - 6.6%

Constellation Energy Group, Inc.	44,442	3,049,166
Edison International	63,159	2,904,051
Entergy Corp.	19,430	1,774,347
Northeast Utilities	139,500	3,910,185
PG&E Corp.	31,672	1,454,695
PPL Corp.	217,346	7,900,527

Wisconsin Energy Corp.	133,291	6,235,353

		27,228,324

Electronic Components-Misc. - 1.0%

Flextronics International, Ltd.†	286,462	3,222,698
Vishay Intertechnology, Inc.†	62,494	818,671

		4,041,369

Electronic Components-Semiconductors - 1.7%

Fairchild Semiconductor International, Inc.†	172,916	2,821,989
Freescale Semiconductor, Inc., Class B†	34,335	1,370,997
QLogic Corp.†	124,858	2,778,090

		6,971,076

Electronic Connectors - 0.4%

Amphenol Corp., Class A	27,134	1,848,639

Electronic Measurement Instruments - 0.8%

Tektronix, Inc.	107,047	3,271,356

Electronic Parts Distribution - 1.5%

Arrow Electronics, Inc.†	193,792	6,154,834

Energy-Alternate Sources - 0.3%

Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	189,900	1,068,378
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR	30,200	169,905

		1,238,283

Engineering/R&D Services - 1.4%

The Shaw Group, Inc.†	84,800	2,534,672
URS Corp.†	74,875	3,306,480

		5,841,152

Enterprise Software/Service - 0.4%

Sybase, Inc.†	71,036	1,700,602

Finance-Commercial - 1.8%

CIT Group, Inc.	139,710	7,266,317

Finance-Investment Banker/Broker - 1.4%

Bear Stearns Cos., Inc.	12,720	1,939,546
E*Trade Financial Corp.†	121,000	2,912,470
TD Ameritrade Holding Corp.	51,906	911,469

		5,763,485

Finance-Mortgage Loan/Banker - 0.4%

IndyMac Bancorp, Inc.	35,570	1,634,442

Financial Guarantee Insurance - 2.5%

Ambac Financial Group, Inc.	92,143	7,891,126
PMI Group, Inc.	52,277	2,264,117

		10,155,243

Fishery - 0.4%

PAN Fish ASA	1,878,000	1,649,401

Food-Meat Products - 0.6%

Smithfield Foods, Inc.†	43,501	1,147,556
Tyson Foods, Inc., Class A	81,211	1,290,443

		2,437,999

Food-Misc. - 0.9%

ConAgra Foods, Inc.	48,642	1,250,099
Corn Products International, Inc.	37,971	1,379,107
Ralcorp Holdings, Inc.†	18,479	935,961

		3,565,167

Food-Wholesale/Distribution - 0.4%

SUPERVALU, Inc.	51,306	1,757,744

Garden Products - 0.7%

Toro Co.	67,400	3,026,260

Gas-Distribution - 1.5%

Atmos Energy Corp.	50,608	1,658,424
Sempra Energy	29,642	1,615,489
UGI Corp.	102,416	2,886,083

		6,159,996

Home Decoration Products - 0.7%

Newell Rubbermaid, Inc.	101,412	2,889,228

Insurance Broker - 0.3%

AON Corp.	29,362	1,047,636

Insurance-Life/Health - 2.4%

CIGNA Corp.	11,924	1,503,020
Genworth Financial, Inc., Class A	39,859	1,307,375
Reinsurance Group of America, Inc.	67,995	3,751,284
StanCorp Financial Group, Inc.	19,096	867,150
UnumProvident Corp.	125,585	2,571,981

		10,000,810

Insurance-Multi-line - 0.4%

ACE, Ltd.	27,796	1,579,925

Insurance-Property/Casualty - 0.5%

W.R. Berkley Corp.	62,395	2,190,688

Insurance-Reinsurance - 1.4%

Everest Re Group, Ltd.	32,744	3,222,337
Platinum Underwriters Holdings, Ltd.	80,655	2,454,332

		5,676,669

Investment Companies - 1.1%

Apollo Investment Corp.	203,476	4,572,106

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	31,676	3,234,436

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	56,100	3,426,588

Machinery-Construction & Mining - 0.8%

Joy Global, Inc.	22,356	981,428
Terex Corp.†	43,128	2,416,031

		3,397,459

Machinery-Farming - 0.5%

AGCO Corp.†	72,100	2,251,683

Medical Information Systems - 0.8%

IMS Health, Inc.	126,000	3,461,220

Medical Products - 1.0%

Cooper Cos., Inc.	73,900	3,988,383

Medical-Drugs - 1.0%

Endo Pharmaceuticals Holdings, Inc.†	149,712	4,058,692

Medical-Generic Drugs - 1.9%

Barr Pharmaceuticals, Inc.†	95,735	4,890,144

Impax Laboratories, Inc.†	350,915	2,912,594

		7,802,738

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†	38,030	1,331,050

Metal-Aluminum - 0.6%

Century Aluminum Co.†	58,900	2,512,085

Metal-Iron - 0.8%

Cleveland-Cliffs, Inc.	68,200	3,276,328

Multimedia - 1.3%

Cinram International Income Fund(1)	50,300	986,577
Cinram International Income Fund (Toronto)(1)	219,767	4,477,231

		5,463,808

Non-Hazardous Waste Disposal - 0.6%

Republic Services, Inc.	55,532	2,303,467

Office Automation & Equipment - 0.3%

Xerox Corp.†	77,149	1,272,959

Oil & Gas Drilling - 0.5%

GlobalSantaFe Corp.	34,519	2,071,140

Oil Companies-Exploration & Production - 2.8%

Newfield Exploration Co.†	101,116	5,032,543
Noble Energy, Inc.	122,710	6,564,985

		11,597,528

Oil Companies-Integrated - 0.2%

Hess Corp.	14,622	735,048

Oil Refining & Marketing - 0.3%

Sunoco, Inc.	20,986	1,430,406

Oil-Field Services - 0.1%

SBM Offshore NV	12,830	416,630

Paper & Related Products - 0.6%

Temple-Inland, Inc.	63,953	2,500,562

Printing-Commercial - 0.8%

R. R. Donnelley & Sons Co.	94,737	3,341,374

Publishing-Newspapers - 0.3%

Gannett Co., Inc.	23,629	1,406,398

Radio - 0.9%

Entercom Communications Corp.	130,800	3,525,060

Real Estate Investment Trusts - 3.2%

Boston Properties, Inc.	22,413	2,623,442
Camden Property Trust	15,450	1,231,828
Developers Diversified Realty Corp.	33,617	2,177,709
KKR Financial Corp.	143,704	3,845,519
ProLogis	19,733	1,286,000
Vornado Realty Trust	16,055	2,024,696

		13,189,194

Real Estate Operations & Development - 0.3%

Brookfield Properties Corp.	33,589	1,348,598

Retail-Apparel/Shoe - 1.5%

Foot Locker, Inc.	191,073	4,375,572
Gap, Inc.	89,329	1,672,239

		6,047,811

Retail-Discount - 0.3%

Dollar Tree Stores, Inc.†	45,739	1,372,627

Retail-Office Supplies - 0.4%

Office Depot, Inc.†	39,749	1,504,897

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.	36,673	1,472,421
Ruby Tuesday, Inc.	107,080	2,890,089

		4,362,510

Savings & Loans/Thrifts - 0.2%

Astoria Financial Corp.	23,517	703,158

Semiconductor Equipment - 1.3%

Lam Research Corp.†	17,936	943,434
Varian Semiconductor Equipment Associates, Inc.†	114,400	4,545,112

		5,488,546

Telecom Services - 0.5%

Embarq Corp.	38,100	1,960,245

Telecommunication Equipment - 0.9%

Arris Group, Inc.†	126,978	1,514,848
Harris Corp.	50,931	2,144,704

		3,659,552

Telephone-Integrated - 0.2%
Qwest Communications International, Inc.†	81,629	627,727

Therapeutics - 0.9%

Theravance, Inc.†	122,971	3,847,763

Tools-Hand Held - 0.8%

Black & Decker Corp.	16,700	1,434,196
The Stanley Works	33,888	1,728,966

		3,163,162

Toys - 0.5%

Mattel, Inc.	99,341	2,180,535

Transport-Rail - 0.6%

CSX Corp.	74,836	2,683,619

Wireless Equipment - 0.4%

Powerwave Technologies, Inc.†	230,000	1,474,300

Total Long-Term Investment Securities
(cost $344,248,322)		400,687,390

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposit - 1.5%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 12/01/06 (cost $6,294,000)	$6,294,000	6,294,000

REPURCHASE AGREEMENT - 1.3%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $5,260,704 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $5,421,112

(cost $5,260,000)	5,260,000	5,260,000

TOTAL INVESTMENTS
(cost $355,802,322)(2)	99.9%	412,241,390
Other Assets Less Liabilities	0.1	467,977

NET ASSETS	100.0%	$412,709,367

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $1,068,378 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one class of securities traded together as a unit.
(2)	See Note 4 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

MODERATE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES #(1) - 100.1%

Fixed Income Investment Companies - 25.0%

VALIC Co. II Core Bond Fund	2,311,873	$23,974,128

International Equity Investment Company - 15.0%

VALIC Co. I International Equities Fund†	1,338,090	14,384,469

Large Cap Equity Investment Companies - 53.7%

VALIC Co. II Capital Appreciation Fund	3,439,125	33,084,380
VALIC Co. II Large Cap Value Fund	1,086,087	16,877,790
VALIC Co. I Stock Index Fund	38,216	1,438,449

		51,400,619

Mid Cap Equity Investment Company - 3.3%

VALIC Co. II MidCap Value Fund	155,891	3,164,584

Small Cap Equity Investment Companies - 3.1%

VALIC Co. II Small Cap Growth Fund†	146,460	2,013,828
VALIC Co. II Small Cap Value Fund	58,225	958,966

		2,972,794

TOTAL INVESTMENTS (Cost $88,468,627)(2)	100.1%	95,896,594
Liabilities in excess of other assets	(0.1)	(110,914)

NET ASSETS	100.0%	$95,785,680

†	Non-income producing security.
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

MONEY MARKET II FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Securities Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 96.5%
Asset-Backed Commercial Paper - 59.8%
Amstel Funding Corp. 5.23% due 01/26/07*	$1,000,000	$991,864
Amstel Funding Corp. 5.25% due 01/22/07*	1,043,000	1,035,091
Amstel Funding Corp. 5.26% due 12/15/06*	511,000	509,955
Amstel Funding Corp. 5.27% due 01/16/07*	595,000	590,993
Amstel Funding Corp. 5.30% due 01/16/07*	713,000	708,171
Amsterdam Funding Corp. 5.27% due 12/14/06*	1,000,000	998,097
Apreco, Inc. 5.25% due 12/08/06*	2,000,000	1,997,958
Atlantis One Funding Corp. 5.24% due 01/08/07*	3,000,000	2,983,407
Atlantis One Funding Corp. 5.24% due 02/20/07*	1,000,000	988,210
Atlantis One Funding Corp. 5.26% due 01/11/07*	569,000	565,591
Barton Capital Corp. 5.20% due 02/09/07*	1,000,000	989,889
Barton Capital Corp. 5.26% due 01/18/07*	1,598,000	1,586,793
Barton Capital Corp. 5.29% due 01/16/07*	1,931,000	1,918,046
Beta Financial, Inc. 5.25% due 01/11/07*	2,050,000	2,037,743
Beta Financial, Inc. 5.25% due 01/29/07*	1,100,000	1,090,535
Cafco LLC 5.25% due 01/16/07*	900,000	893,962
Cafco LLC 5.26% due 01/08/07*	1,119,000	1,112,787
Cafco LLC 5.26% due 01/25/07*	1,000,000	991,972
Cafco LLC 5.26% due 01/26/07*	2,000,000	1,983,636
Cancara Asset Securitisation, Ltd. 5.27% due 12/04/06*	1,500,000	1,499,341
Cancara Asset Securitisation, Ltd. 5.27% due 01/05/07(1)*	1,000,000	994,876
Cancara Asset Securitization, Ltd. 5.33% due 02/09/07*	1,000,000	1,000,000
Chariot Funding LLC 5.26% due 12/14/06*	1,324,000	1,321,485
Chariot Funding LLC 5.27% due 12/21/06*	1,500,000	1,495,608
Chariot Funding LLC 5.27% due 01/09/07*	2,000,000	1,988,582
Charta LLC 5.25% due 12/26/06*	2,000,000	1,992,708
Charta LLC 5.26% due 12/27/06*	1,000,000	996,201
Charta LLC 5.27% due 12/07/06*	2,370,000	2,367,918
Cheyne Finance LLC 5.32% due 09/06/07*(1)	2,000,000	1,999,809
Ciesco, Inc. 5.25% due 12/08/06*	800,000	799,183
Ciesco LP 5.25% due 12/12/06*	2,000,000	1,996,792
Ciesco, Inc. 5.26% due 01/26/07*	1,500,000	1,487,727
Clipper Receivables Co., LLC 5.26% due 12/18/06*	1,500,000	1,496,274
Clipper Receivables Co., LLC 5.27% due 12/18/06*	2,000,000	1,995,023
CRC Funding LLC 5.25% due 12/11/06*	1,000,000	998,542
CRC Funding LLC 5.25% due 12/14/06*	750,000	748,578
CRC Funding LLC 5.25% due 12/19/06*	1,407,000	1,403,307
CRC Funding LLC 5.43% due 01/12/07*	1,450,000	1,441,119
Dorada Finance, Inc. 5.24% due 01/23/07*	2,000,000	1,984,571
Edison Asset Securitization LLC 5.23% due 02/22/07*	2,000,000	1,975,884
Falcon Asset Securitization Corp. 5.25% due 01/19/07*	1,500,000	1,489,281
Falcon Asset Securitization Corp. 5.27% due 12/15/06*	1,500,000	1,496,926
Falcon Asset Securitization Corp. 5.28% due 12/13/06*	971,000	969,291
Fountain Square Commercial Funding 5.25% due 12/22/06*	1,105,000	1,101,616
Fountain Square Commercial Funding 5.25% due 01/18/07*	2,000,000	1,986,000
Fountain Square Commercial Funding 5.26% due 02/20/07*	1,500,000	1,482,247
Galaxy Funding, Inc. 5.25% due 02/26/07*	2,000,000	1,974,649
Galaxy Funding, Inc. 5.26% due 01/09/07*	1,000,000	994,302
Giro Balanced Funding Corp. 5.27% due 12/20/06*	1,000,000	997,219
Giro Funding US Corp. 5.25% due 02/15/07*	1,895,000	1,873,997
Giro Funding US Corp. 5.26% due 02/08/07*	1,532,000	1,516,555
Greyhawk Funding LLC 5.25% due 02/06/07*	2,000,000	1,980,458
Greyhawk Funding LLC 5.26% due 12/06/06*	780,000	779,430
Greyhawk Funding LLC 5.26% due 02/14/07*	1,000,000	989,042
Greyhawk Funding LLC 5.26% due 02/20/07*	1,080,000	1,067,230
Jupiter Securitization Co. LLC 5.26% due 12/12/06*	2,000,000	1,996,786
Kittyhawk Funding Corp. 5.26% due 01/29/07*	2,336,000	2,315,882
Kittyhawk Funding Corp. 5.27% due 12/06/06*	2,550,000	2,548,134
Old Line Funding Corp. 5.26% due 12/15/06*	742,000	740,482
Old Line Funding Corp. 5.26% due 01/12/07*	1,000,000	993,863
Old Line Funding Corp. 5.27% due 01/05/07*	1,510,000	1,502,263
Old Line Funding Corp. 5.39% due 12/06/06*	1,000,000	999,269
Park Avenue Receivable Corp. 5.25% due 12/19/06*	1,323,000	1,319,527
Park Avenue Receivable Corp. 5.25% due 01/24/07*	2,000,000	1,984,250
Park Avenue Receivable Corp. 5.26% due 01/12/07*	1,441,000	1,432,157

Ranger Funding Co. LLC 5.25% due 12/06/06*	1,000,000	999,271
Ranger Funding Co. LLC 5.25% due 01/10/07*	1,000,000	994,167
Ranger Funding Co. LLC 5.25% due 01/16/07*	1,000,000	993,292
Ranger Funding Co. LLC 5.26% due 12/22/06*	1,000,000	996,932
Sedna Finance, Inc. 5.25% due 12/08/06*	2,881,000	2,878,059
Sedna Finance, Inc. 5.25% due 01/10/07*	923,000	917,616
Sedna Finance, Inc. 5.29% due 02/01/07*(1)	1,000,000	999,991
Sheffield Receivables Corp. 5.25% due 12/01/06*	3,000,000	3,000,000
Sheffield Receivables Corp. 5.25% due 12/18/06*	1,000,000	997,521
Sheffield Receivables Corp. 5.26% due 01/10/07*	1,000,000	994,156
Surrey Funding Corp. 5.26% due 01/05/07*	1,500,000	1,492,329
Surrey Funding Corp. 5.26% due 01/08/07*	607,000	603,630
Surrey Funding Corp. 5.26% due 01/31/07*	3,000,000	2,973,262
Sydney Capital Corp. 5.26% due 01/24/07*	1,130,000	1,121,084
Sydney Capital Corp. 5.26% due 01/25/07*	1,500,000	1,487,946
Sydney Capital Corp. 5.27% due 12/12/06*	1,500,000	1,497,585
Thames Asset Global Securitization, Inc. 5.24% due 01/22/07*	1,000,000	992,431
Thames Asset Global Securitization, Inc. 5.26% due 12/14/06*	1,323,000	1,320,487
White Pine Finance LLC 5.27% due 12/15/06*	1,302,000	1,299,332
White Pine Finance LLC 5.27% due 01/22/07*	2,000,000	1,984,790
White Pine Finance LLC 5.28% due 01/22/07*	1,000,000	992,373
White Pine Finance LLC 5.28% due 01/23/07*	1,500,000	1,488,351
Windmill Funding Corp. 5.25% due 01/04/07*	1,000,000	995,042
Windmill Funding Corp. 5.25% due 02/05/07*	1,500,000	1,485,562
Windmill Funding Corp. 5.26% due 12/05/06*	2,000,000	1,998,831

Total Asset-Backed Commercial Paper (amortized cost $127,993,124)		127,993,124

Certificates of Deposit - 12.0%
ABN Amro Bank NA 4.85% due 01/24/07	2,600,000	2,597,337
ABN AMRO Bank NV 5.44% due 05/11/07(1)	1,000,000	1,000,498
BNP Paribas 5.08% due 12/13/06	1,000,000	999,870
Caylon NY 5.08% due 12/13/06	3,000,000	2,999,779
Caylon NY 5.08% due 02/27/07(1)	1,000,000	998,954
Citibank NA 5.32% due 01/26/07(1)	1,500,000	1,500,000
First Tennessee Bank 5.33% due 12/20/06	1,000,000	1,000,000
HBOS Treasury Services PLC 4.81% due 12/07/06	505,000	504,928
Lloyds TSB Bank PLC 5.30% due 01/31/07	1,500,000	1,500,013
Lloyds TSB Bank PLC 5.35% due 04/25/07	2,500,000	2,500,000
Nordea Bank Finland PLC 4.75% due 12/04/06	1,000,000	999,937
Rabobank Nederland NV 5.13% due 03/13/07(1)	600,000	599,378
Royal Bank Scotland 4.73% due 12/18/06(1)	2,090,000	2,089,291
Royal Bank of Scotland 4.79% due 01/03/07(1)	1,000,000	999,463
Societe Generale 4.77% due 01/17/07	235,000	234,735
Societe Generale 5.26% due 06/20/07	1,000,000	999,873
Societe Generale 5.27% due 07/02/07(1)	1,500,000	1,500,094
Svenska Handelsbanken, Inc. 5.06% due 02/20/07	1,500,000	1,498,442
UBS AG 5.32% due 01/29/07	1,000,000	1,000,000
Wells Fargo Bank NA 5.23% due 04/11/07	200,000	199,715

Total Certificates of Deposit (amortized cost $25,722,307)		25,722,307

Commercial Paper - 18.6%
Bank of America Corp. 5.20% due 03/21/07	2,000,000	1,968,216
Bank of America Corp. 5.25% due 01/17/07	1,000,000	993,146
Barclays US Funding LLC 5.25% due 12/22/06	800,000	797,550
Bear Stearns Cos., Inc. 5.25% due 01/09/07	1,500,000	1,491,469
Bear Stearns Cos., Inc. 5.26% due 12/29/06	2,000,000	1,991,818
Citigroup Funding, Inc. 5.23% due 02/12/07	2,000,000	1,978,789
Dexia Delaware LLC 5.23% due 12/28/06	3,200,000	3,187,448
Dexia Delaware LLC 5.25% due 01/18/07	1,700,000	1,688,100
Fortis Funding LLC 5.25% due 12/01/06*	1,450,000	1,450,000
General Electric Captial Corp. 5.23% due 01/17/07	1,050,000	1,042,830
General Electric Capital Corp. 5.23% due 02/09/07	1,500,000	1,484,746
General Electric Capital Corp. 5.25% due 01/16/07	3,000,000	2,979,875
HSBC Bank USA, Inc. 5.46% due 09/21/07(1)	2,500,000	2,502,617
Merrill Lynch & Co., Inc. 5.22% due 12/04/06	1,000,000	999,565
Nordea North America, Inc. 5.25% due 12/07/06	500,000	499,562
Nordea North America, Inc. 5.25% due 01/08/07	1,250,000	1,243,073
Nordea North America, Inc. 5.26% due 01/03/07	2,050,000	2,040,116

Rabobank USA Financial Corp. 5.23% due 12/11/06	3,200,000	3,195,351
Royal Bank of Canada 5.04% due 02/21/07	190,000	189,750
Royal Bank of Canada 5.23% due 02/06/07	1,000,000	990,276
Societe Generale 5.24% due 12/21/06	2,200,000	2,193,595
Svenska Handelsbanken, Inc. 4.90% due 02/08/07	1,000,000	1,000,000
Svenska Handelsbanken, Inc. 5.65% due 07/20/07	2,000,000	2,002,980
UBS Finance LLC 5.23% due 01/11/07	953,000	947,324
UBS Finance LLC 5.27% due 01/02/07	1,000,000	995,320

Total Commercial Paper (amortized cost $39,853,516)		39,853,516

Medium Term Notes - 5.6%
Barclays Bank PLC 5.41% due 11/02/07	2,000,000	2,000,000
Beta Finance, Inc. 5.33% due 08/15/07*(1)	2,000,000	2,000,542
Merrill Lynch & Co., Inc. 5.23% due 12/04/06	2,100,000	2,099,085
Merrill Lynch & Co., Inc. 5.29% due 05/14/07(1)	1,000,000	1,000,004
Merrill Lynch & Co., Inc. 5.33% due 10/15/07(1)	1,000,000	1,000,000
Sigma Finance, Inc. 5.28% due 02/28/07*(1)	1,000,000	999,950
Sigma Finance, Inc. 5.32% due 09/18/07*(1)	2,000,000	1,999,900
Wells Fargo & Co. 5.31% due 08/03/07(1)	1,000,000	1,000,000

Total Medium Term Notes (amortized cost $12,099,481)		12,099,481

U.S. Government Agencies - 0.5%
Federal Home Loan Bank 5.30% due 10/16/07	1,000,000	1,000,000

Total Short-Term Investment Securities - 96.5% (amortized cost $206,668,428)		206,668,428

REPURCHASE AGREEMENT - 3.5%
UBS Securities, LLC Joint Repurchase Agreement Account (2)	7,406,000	7,406,000

TOTAL INVESTMENTS (amortized cost $214,074,428) (3)	100.0%	214,074,428
Liabilities in Excess of Other Assets	0.0	(1,108)

NET ASSETS	100.0%	$214,073,320

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $134,443,516 representing 62.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis

Allocation of investments as a percentage of net assets by industry category as of November 30, 2006:

Asset Backed/Receivables	24.8%
Foreign Bank	14.5%
Asset Backed/Multi-Asset	13.5%
Asset Backed/Securities	11.7%
Finance	9.5%
Commercial Bank	6.3%
Money Center Bank	5.6%
Investment Bank/Brokerage	4.0%
Diversified Financial Services	2.5%
Asset Backed/CLOs	2.1%
Asset Backed/Loans	2.1%
Regional Bank	1.4%
Asset Backed/Finance	0.9%
Domestic Bank	0.6%
Sovereign Agencies	0.5%

100.0%

See Notes to Portfolio of Investments

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advertising Services - 0.7%

Marchex, Inc., Class B†	25,200	$344,988

Aerospace/Defense-Equipment - 1.1%

ARGON ST, Inc.†	23,840	540,453

Airlines - 1.6%

JetBlue Airways Corp.†	32,300	441,218
Republic Airways Holdings, Inc.†	20,800	359,216

		800,434

Applications Software - 2.2%

Nuance Communications, Inc.†	52,998	543,229
Quest Software, Inc.†	34,500	493,695
VA Software Corp.†	18,300	83,448

		1,120,372

Auto/Truck Parts & Equipment-Original - 0.7%

Tenneco, Inc.†	14,800	348,984

Banks-Commercial - 3.6%

East West Bancorp, Inc.	8,600	306,246
First State Bancorp.	8,625	220,455
Signature Bank†	10,200	328,032
UCBH Holdings, Inc.	21,400	360,804
UMB Financial Corp.	4,100	150,798
Whitney Holding Corp.	14,000	451,220

		1,817,555

Building & Construction Products-Misc. - 1.0%

Drew Industries, Inc.†	18,400	510,416

Chemicals-Diversified - 0.8%

FMC Corp.	6,100	432,368

Chemicals-Specialty - 1.3%

Cabot Corp.	7,700	316,701
Minerals Technologies, Inc.	5,800	329,672

		646,373

Commerce - 0.7%

Ariba, Inc.†	45,600	344,736
Commercial Services - 0.5%

CoStar Group, Inc.†	5,500	271,205
Commercial Services-Finance - 2.2%

Clayton Holdings, Inc.†	23,600	353,056
Heartland Payment Systems, Inc.	13,600	386,240
Jackson Hewitt Tax Service, Inc.	10,300	372,654

		1,111,950

Communications Software - 0.8%

Witness Systems, Inc.†	21,000	398,790

Computer Graphics - 0.5%

Trident Microsystems, Inc.†	11,300	237,074

Computer Software - 0.3%

Blackbaud, Inc.	5,500	141,845

Computers - 1.1%

Rackable Systems, Inc.†	16,400	584,004

Computers-Integrated Systems - 1.9%

MICROS Systems, Inc.†	9,100	463,372
National Instruments Corp.	17,200	500,176

		963,548

Computers-Memory Devices - 0.8%

Xyratex, Ltd.†	17,400	384,018

Consulting Services - 1.6%

BearingPoint, Inc.†	51,500	431,570
Huron Consulting Group, Inc.†	3,600	148,104
LECG Corp.†	12,600	230,454

		810,128

Distribution/Wholesale - 0.7%

Beacon Roofing Supply, Inc.†	16,750	343,878

Drug Delivery Systems - 0.8%

Penwest Pharmaceuticals Co.†	23,200	398,808

E-Marketing/Info - 1.3%

aQuantive, Inc.†	9,500	227,050
ValueClick, Inc.†	18,200	452,634

		679,684

E-Services/Consulting - 2.3%

RightNow Technologies, Inc.†	27,700	458,158
Sapient Corp.†	133,500	728,910

		1,187,068

Electric-Transmission - 0.6%

ITC Holdings Corp.	7,700	302,225

Electronic Components-Semiconductors - 4.5%

Microsemi Corp.†	34,700	716,555
Microtune, Inc.†	34,720	159,365
Netlogic Microsystems, Inc.†	26,600	567,378
Silicon Laboratories, Inc.†	19,000	612,180
SiRF Technology Holdings, Inc.†	8,000	244,480

		2,299,958

Electronic Measurement Instruments - 4.8%

FLIR Systems, Inc.†	24,900	802,029
Molecular Devices Corp.†	16,900	356,759
Tektronix, Inc.	19,600	598,976
Trimble Navigation, Ltd.†	14,500	695,565

		2,453,329

Energy-Alternate Sources - 0.7%

Headwaters, Inc.†	15,000	358,800

Entertainment Software - 0.9%

THQ, Inc.†	13,400	436,170

Finance-Commercial - 0.5%

CapitalSource, Inc.	9,475	257,910

Finance-Investment Banker/Broker - 1.2%

GFI Group, Inc.†	6,500	367,640
optionsXpress Holdings, Inc.	8,900	256,587

		624,227

Finance-Leasing Company - 0.5%

Financial Federal Corp.	8,800	243,760

Finance-Mortgage Loan/Banker - 0.3%

Doral Financial Corp.	34,700	140,535

Hotels/Motels - 3.0%

Gaylord Entertainment Co.†	8,500	415,650
Orient-Express Hotels, Ltd.	21,900	937,539
Red Lion Hotels Corp.†	15,500	190,650

		1,543,839

Instruments-Scientific - 1.1%

Varian, Inc.†	13,200	581,856

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	3,600	269,316

Internet Security - 0.5%

Entrust, Inc.†	66,400	268,256

Invest Management/Advisor Services - 0.7%

National Financial Partners Corp.	7,900	358,028

Investment Companies - 0.5%

Ares Capital Corp.	13,479	254,079

Machinery-General Industrial - 1.1%

Manitowoc Co., Inc.	9,200	554,208

Machinery-Pumps - 0.7%

Flowserve Corp.†	7,000	376,880

Medical Information Systems - 1.4%

Allscripts Heathcare Solutions, Inc.†	25,300	706,376

Medical Instruments - 0.7%

Dexcom, Inc.†	33,200	373,832

Medical Products - 1.0%

American Medical Systems Holdings, Inc.†	28,900	497,369

Medical-Biomedical/Gene - 3.8%

Coley Pharmaceutical Group, Inc.†	22,800	262,428
Digene Corp.†	7,500	383,250
Keryx Biopharmaceuticals, Inc.†	22,600	311,880
Myriad Genetics, Inc.†	19,300	586,720
Panacos Pharmaceuticals, Inc.†	11,600	75,168
Telik, Inc.†	17,800	302,778

		1,922,224

Medical-Drugs - 1.5%

Adams Respiratory Therapeutics, Inc.†	10,200	401,574
Angiotech Pharmaceuticals, Inc.†	18,400	157,872
Cadence Pharmaceuticals, Inc.†	15,206	201,479

		760,925

Medical-Generic Drugs - 0.4%

Impax Laboratories, Inc.†	26,200	217,460

Networking Products - 2.9%

Atheros Communications, Inc.†	29,700	675,378
Ixia†	61,000	578,890
Netgear, Inc.†	9,300	241,800

		1,496,068

Non-Ferrous Metals - 1.3%

RTI International Metals, Inc.†	8,900	673,285

Oil Companies-Exploration & Production - 2.9%

Bill Barrett Corp.†	12,900	406,350
Denbury Resources, Inc.†	19,100	560,585
Mariner Energy, Inc.†	24,700	517,465

		1,484,400

Oil Field Machinery & Equipment - 0.8%

FMC Technologies, Inc.†	6,500	390,065

Oil-Field Services - 2.7%

Helix Energy Solutions Group, Inc.†	22,900	842,262
Superior Energy Services, Inc.†	16,500	537,405

		1,379,667

Physical Therapy/Rehabilation Centers - 1.3%

Psychiatric Solutions, Inc.†	15,600	567,684
RehabCare Group, Inc.†	9,300	116,529

		684,213

Physicians Practice Management - 0.6%

Healthways, Inc.†	7,000	321,790

Racetrack - 1.5%

Penn National Gaming, Inc.†	20,600	761,582

Real Estate Investment Trusts - 2.2%

FelCor Lodging Trust, Inc.	22,100	486,421
Innkeepers USA Trust	15,000	240,000
LaSalle Hotel Properties	8,800	388,080

		1,114,501

Research & Development - 1.1%

Parexel International Corp.†	19,500	541,515

Retail-Apparel/Shoe - 1.4%

Christopher & Banks Corp.	17,000	319,430
J Crew Group, Inc.†	9,600	377,760

		697,190

Retail-Bedding - 1.1%

Select Comfort Corp.†	33,100	572,961

Retail-Gardening Products - 0.9%

Tractor Supply Co.†	9,100	433,160

Retail-Home Furnishings - 0.3%

Cost Plus, Inc.†	13,860	149,272

Retail-Music Store - 0.8%

Guitar Center, Inc.†	9,600	421,632

Retail-Restaurants - 1.4%

BJ’s Restaurants, Inc.†	14,900	309,324
Panera Bread Co., Class A†	6,800	390,660

		699,984

School - 0.5%

Strayer Education, Inc.	2,400	264,120

Seismic Data Collection - 0.5%

Seitel, Inc.†	69,600	249,168

Semiconductor Equipment - 2.8%

FormFactor, Inc.†	11,100	414,696
Varian Semiconductor Equipment Associates, Inc.†	25,350	1,007,155

		1,421,851

Semiconductors Components-Intergated Circuits - 2.6%

Hitte Microwave Corp.†	7,100	277,397
Power Integrations, Inc.†	38,400	1,069,824

		1,347,221

Telecommunication Equipment - 1.0%

Arris Group, Inc.†	42,000	501,060

Therapeutics - 2.1%

Medicines Co.†	23,200	662,360
Trimeris, Inc.†	19,300	222,143
Vanda Pharmaceuticals, Inc.†	10,700	159,858

		1,044,361

Transport-Marine - 0.8%

American Commercial Lines, Inc.†	5,900	409,106

Transport-Truck - 1.9%

Forward Air Corp.	9,600	319,680
Knight Transportation, Inc.	37,100	653,702

		973,382

Veterinary Diagnostics - 0.9%

VCA Antech, Inc.†	13,900	448,136

Web Portals/ISP - 0.9%

Trizetto Group, Inc.†	27,900	482,391

Wireless Equipment - 1.6%

ViaSat, Inc.†	30,500	812,215

Total Long-Term Investment Securities (cost $43,765,411)		49,994,537

SHORT-TERM INVESTMENT SECURITIES - 1.8%
U.S. Government Agencies - 1.8%

Federal Home Loan Bank 5.20% due 12/01/06 (cost $943,000)	$943,000	943,000

TOTAL INVESTMENTS (cost $44,708,411)(1)	100.0%	50,937,537
Liabilities in Excess of Other Assets	0.0	(11,654)

NET ASSETS	100.0%	$50,925,883

†	Non-income producing security
(1)	See Note 4 for cost of investment on a tax basis

ADR American Depository Receipt

See Notes to Portfolio of Investments

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Aerospace/Defense-Equipment - 0.6%

Orbital Sciences Corp.†	52,200	$945,864

Airlines - 1.2%

Continental Airlines, Inc., Class B†	40,500	1,645,920
ExpressJet Holdings, Inc.†	34,600	273,340

		1,919,260

Apparel Manufacturer - 0.4%

Kellwood Co.	21,500	671,875

Applications Software - 0.6%

EPIQ Systems, Inc.†	52,600	821,612
Progress Software Corp.†	4,500	121,995

		943,607

Auto/Truck Parts & Equipment-Original - 1.5%

ArvinMeritor, Inc.	35,400	612,774
Modine Manufacturing Co.	59,500	1,463,700
Visteon Corp.†	23,400	188,136

		2,264,610

Banks-Commercial - 11.0%

1st Source Corp.	11,130	348,035
AMCORE Financial, Inc.	5,300	168,752
Bancfirst Corp.	7,700	410,179
Bank of Hawaii Corp.	24,600	1,270,098
Camden National Corp.	3,600	161,676
City Holding Co.	17,200	679,400
Commerce Bancshares, Inc.	21,063	1,023,451
Community Bank Systems, Inc.	13,400	322,136
Community Trust Bancorp, Inc.	11,500	464,715
Corus Bankshares, Inc.	14,100	315,981
Cullen/Frost Bankers, Inc.	10,000	545,000
Farmers Capital Bank Corp.	900	29,898
First Citizens BancShares, Inc. Class A	600	119,730
First Community Bancshares, Inc.	4,000	150,640
First Financial Bankshares, Inc.	1,300	54,236
First Indiana Corp.	4,150	103,045
First State Bancorp.	4,700	120,132
FirstMerit Corp.	38,200	905,340
FNB Corp.	4,700	183,770
Fulton Financial Corp.	499	8,109
Great Southern Bancorp, Inc.	2,700	78,975
Greater Bay Bancorp	60,000	1,544,400
Heartland Financial USA, Inc.	7,400	214,230
Integra Bank Corp.	4,400	122,540
Lakeland Bancorp, Inc.	9,940	148,603
Lakeland Financial Corp.	3,700	92,167
MB Financial, Inc.	6,300	226,296
Mercantile Bank Corp.	7,850	300,184
Mid-State Bancshares	4,500	163,665
Old National Bancorp	3,700	69,486
Pacific Capital Bancorp	10,600	345,454
Premierwest Bancorp	4,210	65,087
Provident Bankshares Corp.	12,300	453,501
R-G Financial Corp., Class B	15,900	118,137
Santander Bancorp	1,000	18,040
SCBT Financial Corp.	1,200	48,516
Simmons First National Corp., Class A	10,000	320,900
Southwest Bancorp, Inc.	4,300	114,853
Suffolk Bancorp	1,000	36,290
Susquehanna Bancshares, Inc.	15,900	439,794
Taylor Capital Group, Inc.	3,500	128,380
TCF Financial Corp.	37,100	969,052
Tompkins Trustco, Inc.	880	39,820
UAP Holding Corp.	15,000	450,300
UMB Financial Corp.	44,200	1,625,676
Virginia Financial Group, Inc.	5,150	141,470
W Holding Co., Inc.	35,200	216,128
Washington Trust Bancorp, Inc.	11,100	311,799
Westamerica Bancorp.	5,000	247,650
Whitney Holding Corp.	19,750	636,542

		17,072,258

Building Products-Light Fixtures - 0.2%

LSI Industries, Inc.	15,600	266,604

Building-Heavy Construction - 0.3%

Washington Group International, Inc.†	8,800	517,264

Capacitors - 0.1%

KEMET Corp.†	29,700	218,295

Cellular Telecom - 0.5%

Dobson Communications Corp., Class A†	91,000	787,150

Chemicals-Diversified - 0.5%

Georgia Gulf Corp.	17,400	354,438
Pioneer Cos, Inc.†	16,000	432,160

		786,598

Chemicals-Plastics - 0.7%

Spartech Corp.	35,400	1,059,168

Chemicals-Specialty - 1.6%

H.B. Fuller Co.	33,300	868,131
Sensient Technologies Corp.	51,000	1,215,330
Stepan Co.	12,400	375,968

		2,459,429

Circuit Boards - 0.5%

Park Electrochemical Corp.	24,300	788,292

Commercial Services - 0.2%

Central Parking Corp.	7,000	127,820
Quanta Services, Inc.†	9,600	175,968

		303,788

Commercial Services-Finance - 0.8%

Deluxe Corp.	3,900	96,018
Dollar Financial Corp.†	22,648	662,681
Jackson Hewitt Tax Service, Inc.	13,500	488,430

		1,247,129

Communications Software - 0.6%

Inter-Tel, Inc.	41,900	933,951

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	48,200	469,950
Parametric Technology Corp.†	40,220	778,659

		1,248,609

Computer Services - 1.4%

BISYS Group, Inc.†	80,900	969,991
Sykes Enterprises, Inc.†	29,000	499,670
Unisys Corp.†	93,200	671,972

		2,141,633

Computers-Integrated Systems - 0.2%

Agilysys, Inc.	19,600	300,272

Computers-Memory Devices - 0.3%

Imation Corp.	8,500	393,635

Computers-Periphery Equipment - 0.6%

Electronics for Imaging, Inc.†	39,000	955,500

Consulting Services - 0.1%

Clark, Inc.	12,400	203,360

Consumer Products-Misc. - 1.0%

American Greetings Corp., Class A	39,000	928,590
Playtex Products, Inc.†	46,000	683,560

		1,612,150

Containers-Metal/Glass - 0.7%

Silgan Holdings, Inc.	23,300	1,005,162

Containers-Paper/Plastic - 0.2%

Graphic Packaging Corp.†	56,400	239,136

Cosmetics & Toiletries - 0.3%

Chattem, Inc.†	10,500	511,770

Data Processing/Management - 1.3%

Acxiom Corp.	32,500	809,900
CSG Systems International, Inc.†	33,100	917,863
Fair Isaac Corp.	1,700	70,754
infoUSA, Inc.	17,900	217,306

		2,015,823

Distribution/Wholesale - 0.6%

BlueLinx Holdings, Inc.	13,700	148,097
Tech Data Corp.†	9,600	401,472
United Stationers, Inc.†	8,400	389,592

		939,161

Diversified Manufactured Operations - 1.2%

Acuity Brands, Inc.	14,000	737,380
Teleflex, Inc.	17,200	1,111,636

		1,849,016

E-Services/Consulting - 0.3%

Digital Insight Corp.†	11,800	450,288

Electric-Integrated - 3.0%

Avista Corp.	41,300	1,112,209
CenterPoint Energy, Inc.	61,400	1,003,890
El Paso Electric Co.†	35,700	886,788
Great Plains Energy, Inc.	2,900	91,669
IDACORP, Inc.	12,300	491,877
Northwestern Corp.	7,400	264,624
Puget Energy, Inc.	32,000	794,880

		4,645,937

Electronic Components-Misc. - 0.5%

Bel Fuse, Inc., Class B	6,042	221,741
CTS Corp.	26,100	398,808
Cubic Corp.	7,300	162,060

		782,609

Electronic Components-Semiconductors - 0.9%

Fairchild Semiconductor International, Inc.†	18,200	297,024
Lattice Semiconductor Corp.†	64,800	439,992
OmniVision Technologies, Inc.†	44,900	731,421

		1,468,437

Electronic Design Automation - 0.3%

Ansoft Corp.†	11,000	304,040
Magma Design Automation, Inc.†	17,400	155,904

		459,944

Electronic Measurement Instruments - 0.1%

Molecular Devices Corp.†	9,700	204,767

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	6,300	150,696

Engineering/R&D Services - 0.8%

EMCOR Group, Inc.†	19,500	1,163,565

Enterprise Software/Service - 0.9%

BMC Software, Inc.†	24,500	797,720
MicroStrategy, Inc., Class A†	4,500	533,115

		1,330,835

Finance-Auto Loans - 0.8%

AmeriCredit Corp.†	52,200	1,224,090
Credit Acceptance Corp.†	2,426	79,500

		1,303,590

Finance-Consumer Loans - 1.1%

World Acceptance Corp.†	37,200	1,688,508

Finance-Investment Banker/Broker - 0.5%

AG Edwards, Inc.	5,000	289,250
Investment Technology Group, Inc.†	11,500	431,250

		720,500

Finance-Leasing Company - 0.2%

Marlin Business Services, Inc.†	13,600	294,848

Finance-Mortgage Loan/Banker - 0.4%

Federal Agricultural Mtg. Corp., Class C	25,200	657,468

Food-Canned - 0.6%

Del Monte Foods Co.	84,100	949,489

Food-Misc. - 0.1%

Seaboard Corp.	100	167,800

Food-Retail - 0.1%

Weis Markets, Inc.	4,500	181,890

Footwear & Related Apparel - 0.4%

Skechers USA, Inc., Class A†	16,000	472,000
Weyco Group, Inc.	3,500	86,170
Wolverine World Wide, Inc.	3,900	113,334

		671,504

Funeral Services & Related Items - 0.2%

Stewart Enterprises, Inc., Class A	40,100	256,640

Gambling (Non-Hotel) - 0.2%

Dover Downs Gaming & Entertainment, Inc.	18,700	249,832

Gas-Distribution - 1.8%

Nicor, Inc.	43,500	2,155,425
ONEOK, Inc.	3,300	142,692
Vectren Corp.	15,800	451,090

		2,749,207

Home Furnishings - 0.6%

Furniture Brands International, Inc.	32,700	563,094
Kimball International, Inc., Class B	7,200	172,728

Stanley Furniture Co., Inc.	7,800	171,834

		907,656

Human Resources - 0.6%

Spherion Corp.†	135,500	975,600

Identification Systems - 0.2%

Paxar Corp.†	13,600	290,360

Industrial Automated/Robotic - 0.3%

Cognex Corp.	18,700	457,215

Insurance Broker - 0.1%

Crawford & Co., Class B	18,800	136,300

Insurance-Life/Health - 1.5%

Delphi Financial Group, Inc., Class A	26,750	1,083,375
FBL Financial Group, Inc., Class A	3,500	137,900
Great American Financial Resources, Inc.	5,400	119,718
Protective Life Corp.	13,200	623,304
StanCorp Financial Group, Inc.	7,900	358,739

		2,323,036

Insurance-Multi-line - 0.8%

Alfa Corp.	23,600	457,368
Horace Mann Educators Corp.	40,800	824,976

		1,282,344

Insurance-Property/Casualty - 1.3%

Affirmative Insurance Holdings, Inc.	8,000	128,880
Harleysville Group, Inc.	19,300	686,308
James River Group, Inc.†	1,200	40,320
LandAmerica Financial Group, Inc.	10,500	641,655
ProAssurance Corp.†	8,800	450,824

		1,947,987

Internet Security - 0.3%

SonicWALL, Inc.†	50,200	504,510

Investment Companies - 0.1%

Gladstone Capital Corp.	4,100	100,368

Lasers-System/Components - 0.6%

Coherent, Inc.†	26,300	849,753

Machinery-Construction & Mining - 1.2%

Terex Corp.†	33,600	1,882,272

Machinery-Farming - 0.5%

AGCO Corp.†	26,700	833,841

Machinery-General Industrial - 1.1%

Applied Industrial Technologies, Inc.	20,900	594,814
Tennant Co.	2,900	84,245
Wabtec Corp.	29,500	969,075

		1,648,134

Machinery-Material Handling - 0.1%

NACCO, Industries, Inc., Class A	1,200	178,980

Machinery-Pumps - 0.0%

Flowserve Corp.†	1,100	59,224

Medical Information Systems - 0.4%

Per-Se Technologies, Inc.†	22,792	628,375

Medical Instruments - 0.3%

Datascope Corp.	9,600	325,248
DJ Orthopedics, Inc.†	4,500	191,340

		516,588

Medical Products - 0.3%

Zoll Medical Corp.†	10,100	523,786

Medical Sterilization Products - 0.5%

STERIS Corp.	29,200	751,608

Medical-Biomedical/Gene - 0.3%

Illumina, Inc.†	3,700	142,561
Keryx Biopharmaceuticals, Inc.†	10,000	138,000
Nektar Therapeutics†	7,300	120,523

		401,084

Medical-Drugs - 0.4%

Adolor Corp.†	12,300	96,432
Cubist Pharmaceuticals, Inc.†	6,300	128,268
Medicis Pharmaceutical Corp., Class A	5,900	217,592
ViroPharma, Inc.†	8,300	127,903

		570,195

Medical-Generic Drugs - 0.1%

Alpharma, Inc., Class A	10,100	221,190

Medical-HMO - 0.6%

Magellan Health Services, Inc.†	21,900	963,162

Medical-Nursing Homes - 0.6%

Manor Care, Inc.	17,900	850,608

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	10,300	378,525
Quanex Corp.	8,850	328,424

		706,949

Miscellaneous Manufacturing - 0.5%

Reddy Ice Holdings, Inc.	29,000	718,330

Multimedia - 0.7%

Belo Corp., Class A	59,000	1,073,800

Networking Products - 0.4%

Black Box Corp.	14,800	633,736

Non-Ferrous Metals - 0.2%

USEC, Inc.†	25,800	321,468

Office Furnishings-Original - 0.5%

CompX International, Inc.	9,400	164,406
HNI Corp.	14,400	674,496

		838,902

Office Supplies & Forms - 0.3%

The Standard Register Co.	38,900	484,305

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	11,600	308,212
Todco, Class A†	1,500	60,015

		368,227

Oil Companies-Exploration & Production - 2.2%

Forest Oil Corp.†	11,300	401,602
Harvest Natural Resources, Inc.†	13,900	142,475
Houston Exploration Co.†	28,900	1,621,868
Mariner Energy, Inc.†	23,591	494,231
Meridian Resource Corp.†	21,400	75,970

Swift Energy Co.†	13,700	700,207

		3,436,353

Oil Refining & Marketing - 0.7%

Holly Corp.	14,800	799,348
Tesoro Petroleum Corp.	3,400	239,530

		1,038,878

Oil-Field Services - 0.6%

Trico Marine Services, Inc.†	27,000	981,450

Paper & Related Products - 0.7%

Longview Fibre Co.	8,978	186,922
Neenah Paper, Inc.	25,600	874,496
Smurfit-Stone Container Corp.†	8,700	93,351

		1,154,769

Poultry - 0.2%

Pilgrim’s Pride Corp.	9,400	239,888

Private Corrections - 0.5%

Geo Group, Inc.†	22,150	831,954

Publishing-Books - 0.5%

John Wiley & Sons, Inc., Class A	19,800	787,644

Publishing-Periodicals - 0.3%

Reader’s Digest Association, Inc.	26,300	440,525

Radio - 0.2%

Cumulus Media, Inc., Class A†	25,800	261,870

Real Estate Investment Trusts - 11.1%

American Home Mtg. Investment Corp.	18,300	647,271
Annaly Mortgage Management, Inc.	19,900	278,202
Anworth Mtg. Asset Corp.	51,600	487,104
Apartment Investment & Management Co., Class A	16,300	939,532
Brandywine Realty Trust	29,846	1,049,087
Cousins Properties, Inc.	33,300	1,209,789
Equity Inns, Inc.	58,800	957,264
Equity Lifestyle Properties, Inc.	19,600	1,018,612
Extra Space Storage, Inc.	7,900	145,518
Home Properties, Inc.	29,900	1,848,119
Innkeepers USA Trust	95,200	1,523,200
Lexington Corporate Properties Trust	54,800	1,211,080
Luminent Mtg. Capital, Inc.	49,200	507,744
MFA Mtg. Investments, Inc.	69,200	538,376
Pennsylvania Real Estate Investment Trust	900	35,550
PS Business Parks, Inc.	17,400	1,239,750
Ramco-Gershenson Properties Trust	27,300	1,009,554
Sunstone Hotel Investors, Inc.	21,200	591,056
Taubman Centers, Inc.	19,900	984,254
Universal Health Realty Income Trust	10,400	409,656
Winston Hotels, Inc.	48,900	664,062

		17,294,780

Retail-Apparel/Shoe - 1.9%

Payless ShoeSource, Inc.†	60,500	1,886,995
Shoe Carnival, Inc.†	9,000	242,640
Talbots, Inc.	35,800	892,136

		3,021,771

Retail-Auto Parts - 0.9%

CSK Auto Corp.†	82,200	1,368,630

Retail-Bookstore - 0.2%

Barnes & Noble, Inc.	6,900	276,138

Retail-Computer Equipment - 0.5%

GameStop Corp.†	14,800	829,540

Retail-Convenience Store - 0.3%

The Pantry, Inc.†	8,100	397,062

Retail-Discount - 0.9%

Big Lots, Inc.†	62,800	1,401,068

Retail-Mail Order - 0.2%

Blair Corp.	8,300	253,565

Retail-Office Supplies - 0.3%

OfficeMax, Inc.	10,200	480,114

Retail-Regional Department Stores - 0.5%

Retail Ventures, Inc.†	39,000	742,170

Retail-Restaurants - 1.7%

Domino’s Pizza, Inc.	38,400	1,054,464
Jack in the Box, Inc.†	22,100	1,358,929
Luby’s, Inc.†	21,900	240,900

		2,654,293

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	22,900	370,064

Savings & Loans/Thrifts - 1.8%

Astoria Financial Corp.	46,100	1,378,390
First Financial Holdings, Inc.	2,800	105,336
First Niagara Financial Group, Inc.	29,700	426,789
FirstFed Financial Corp.†	9,600	624,192
Horizon Financial Corp.	1,700	41,973
OceanFirst Financial Corp.	1,200	26,544
WSFS Financial Corp.	2,700	174,339

		2,777,563

Semiconductor Equipment - 0.9%

Asyst Technologies, Inc.†	72,800	479,752
Axcelis Technologies, Inc.†	27,200	173,808
Cohu, Inc.	10,300	203,631
Mattson Technology, Inc.†	48,500	461,235

		1,318,426

Semiconductors Components-Intergrated Circuits - 0.7%

Cirrus Logic, Inc.†	90,800	632,876
Emulex Corp.†	16,900	352,703
TriQuint Semiconductor, Inc.†	25,900	130,536

		1,116,115

Software Tools - 0.5%

Altiris, Inc.†	29,000	718,910

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	6,000	355,500

Steel-Producers - 1.5%

Chaparral Steel Co.	16,900	785,850
Steel Dynamics, Inc.	49,300	1,603,236

		2,389,086

Telecom Services - 0.4%

Commonwealth Telephone Enterprises, Inc.	14,200	591,714

Telecommunication Equipment - 0.6%

CommScope, Inc.†	14,000	422,380
North Pittsburgh Systems, Inc.	10,100	244,925
UTStarcom, Inc.†	24,800	220,224

		887,529

Telephone-Integrated - 0.7%

CenturyTel, Inc.	8,400	357,420
Windstream Corp	52,300	729,062

		1,086,482

Television - 0.1%

Sinclair Broadcast Group, Inc., Class A	22,500	223,875

Therapeutics - 0.2%

Cypress Bioscience, Inc.†	17,800	154,148
Progenics Pharmaceuticals, Inc.†	5,000	136,900
United Therapeutics Corp.†	1,500	87,330

		378,378

Toys - 1.2%

Hasbro, Inc.	18,500	494,875
Marvel Entertainment, Inc.†	50,900	1,430,290

		1,925,165

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	4,700	199,092

Transport-Marine - 0.2%

Gulfmark Offshore, Inc.†	6,000	241,620

Transport-Services - 1.1%

Laidlaw International, Inc.	47,800	1,388,590
Pacer International, Inc.	8,500	254,575

		1,643,165

Transport-Truck - 0.2%

Arkansas Best Corp.	7,100	269,090
Saia, Inc.†	4,200	104,118

		373,208

Vitamins & Nutrition Products - 0.4%

NBTY, Inc.†	17,500	636,125

Web Portals/ISP - 0.7%

Trizetto Group, Inc.†	22,400	387,296
United Online, Inc.	48,100	645,983

		1,033,279

Wire & Cable Products - 0.3%

Insteel Industries, Inc.	20,900	402,116

Wireless Equipment - 0.1%

Calamp Corp.†	13,600	98,600
Carrier Access Corp.†	12,200	76,250

		174,850

Total Common Stock
(Cost $128,026,930)		148,833,340

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Bonds - 0.1%

United States Treasury Notes 4.25% due 11/30/07@ (cost $203,709)	$205,000	203,751

Total Long-Term Investment Securities
(cost $128,230,639)		149,037,091

REPURCHASE AGREEMENT - 3.6%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $5,619,752 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $5,789,828 (cost $5,619,000)	5,619,000	5,619,000

TOTAL INVESTMENTS
(cost $133,849,639)(1)	99.6%	154,656,091
Other Assets Less Liabilities	0.4	608,240

NET ASSETS	100.0%	$155,264,331

†	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	See Note 4 for cost of investments on a tax basis

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2006	Unrealized Appreciation (Depreciation)
14 Long	Russell 2000 Index	December 2006	$5,499,642	$5,512,500	$12,858

See Notes to Portfolio of Investments

SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2006 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 90.1%
Airlines - 0.3%

Southwest Airlines Co.	95,780	$1,504,704

Apparel Manufacturer - 0.2%

Coach, Inc.†	22,820	986,052

Applications Software - 2.8%

Microsoft Corp.	414,409	12,154,616

Athletic Footwear - 1.1%

NIKE, Inc., Class B	50,290	4,976,195

Banks-Fiduciary - 1.2%

Bank of New York Co., Inc.	143,290	5,092,527

Banks-Super Regional - 9.8%

Bank of America Corp.	218,295	11,755,186
Fifth Third Bancorp	105,260	4,150,402
National City Corp.	130,520	4,711,772
PNC Financial Services Group, Inc.	28,620	2,023,148
US Bancorp	177,860	5,983,210
Wachovia Corp.	120,150	6,510,928
Wells Fargo & Co.	219,086	7,720,591

		42,855,237

Beverages-Non-alcoholic - 3.2%

Coca-Cola Co.	138,102	6,467,317
PepsiCo, Inc.	116,847	7,241,008

		13,708,325

Broadcast Services/Program - 0.8%

Clear Channel Communications, Inc.	95,840	3,369,734

Cable TV - 1.6%

Comcast Corp., Class A†	166,480	6,735,781
The DIRECTV Group, Inc.†	12,940	294,385

		7,030,166

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.	24,200	1,841,862

Computer Services - 1.2%

Computer Sciences Corp.†	10,400	542,880
Electronic Data Systems Corp.	169,170	4,591,274

		5,134,154

Computers - 3.0%

Apple Computer, Inc.†	58,448	5,358,512
Hewlett-Packard Co.	192,345	7,589,934

		12,948,446

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	510	0

Cosmetics & Toiletries - 2.1%

Colgate-Palmolive Co.	80,405	5,230,345
Estee Lauder Cos., Inc., Class A	90,870	3,752,023

		8,982,368

Cruise Lines - 0.5%

Carnival Corp.	41,710	2,043,373

Diversified Manufactured Operations - 1.2%

Dover Corp.	93,080	4,681,924
Teleflex, Inc.	11,560	747,123

		5,429,047

E-Commerce/Services - 0.2%

eBay, Inc.†	31,594	1,022,066

Electric-Generation - 0.6%

The AES Corp.†	107,140	2,503,862

Electronic Components-Semiconductors - 1.7%

Freescale Semiconductor, Inc., Class B†	11,000	439,230
Intel Corp.	252,551	5,391,964
Micron Technology, Inc.†	117,500	1,715,500

		7,546,694

Enterprise Software/Service - 1.5%

Oracle Corp.†	353,659	6,730,131

Finance-Credit Card - 1.3%

American Express Co.	80,113	4,704,235
Capital One Financial Corp.	11,820	920,542

		5,624,777

Finance-Investment Banker/Broker - 4.8%

Citigroup, Inc.	237,478	11,776,534
J.P. Morgan Chase & Co.	195,524	9,048,851

		20,825,385

Finance-Mortgage Loan/Banker - 0.0%

Fannie Mae	3,530	201,316

Finance-Other Services - 0.1%

Chicago Merchantile Exchange Holdings, Inc.	1,080	578,448

Food-Misc. - 1.0%

General Mills, Inc.	73,880	4,133,586

Food-Retail - 0.9%

Kroger Co.	175,630	3,769,020

Health Care Cost Containment - 0.2%

McKesson Corp.	17,850	881,790

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	14,130	402,564

Independent Power Producer - 0.8%

NRG Energy, Inc.†	60,490	3,443,091

Insurance-Life/Health - 0.6%

AFLAC, Inc.	6,401	282,540
Genworth Financial, Inc., Class A	65,800	2,158,240

		2,440,780

Insurance-Multi-line - 2.4%

Hartford Financial Services Group, Inc.	57,230	4,908,045
MetLife, Inc.	95,590	5,614,000

		10,522,045

Insurance-Property/Casualty - 0.8%

Chubb Corp.	69,140	3,578,686

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	38,900	2,412,967

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	23,310	1,239,393

Medical Products - 3.0%

Johnson & Johnson	152,144	10,027,811
Zimmer Holdings, Inc.†	42,150	3,075,264

		13,103,075

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.†	91,530	6,498,630
Genentech, Inc.†	50,570	4,134,097

		10,632,727

Medical-Drugs - 3.2%

Bristol-Myers Squibb Co.	123,440	3,065,015
Forest Laboratories, Inc.†	85,390	4,158,493
Merck & Co., Inc.	146,720	6,530,507

		13,754,015

Medical-Generic Drugs - 0.4%

Barr Pharmaceuticals, Inc.†	18,350	937,318
Mylan Laboratories, Inc.	44,490	902,702

		1,840,020

Medical-HMO - 1.5%

Aetna, Inc.	14,036	579,827
UnitedHealth Group, Inc.	93,010	4,564,931
WellPoint, Inc.†	15,460	1,169,858

		6,314,616

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	75,340	4,868,471

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Class B	4,050	254,624

Motorcycle/Motor Scooter - 0.8%

Harley-Davidson, Inc.	46,030	3,395,633

Multimedia - 2.5%

News Corp., Class A	199,000	4,099,400
Time Warner, Inc.	334,042	6,727,606

		10,827,006

Networking Products - 1.5%

Cisco Systems, Inc.†	245,630	6,602,534

Office Automation & Equipment - 0.6%

Xerox Corp.†	164,260	2,710,290

Oil & Gas Drilling - 0.6%

ENSCO International, Inc.	50,530	2,620,486

Oil Companies-Exploration & Production - 3.2%

Cimarex Energy Co.	63,440	2,385,978
EOG Resources, Inc.	69,080	4,872,212
Noble Energy, Inc.	45,830	2,451,905
Pioneer Natural Resources Co.	97,990	4,267,465

		13,977,560

Oil Field Machinery & Equipment - 1.0%

Grant Prideco, Inc.†	28,390	1,244,050
National-Oilwell Varco, Inc.†	47,340	3,148,583

		4,392,633

Oil-Field Services - 1.6%

Schlumberger, Ltd.	101,136	6,925,793

Pharmacy Services - 0.9%

Caremark Rx, Inc.	84,013	3,973,815

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.	20,550	534,711

Pipelines - 0.7%
Kinder Morgan, Inc.	21,340	2,239,633
Questar Corp.	6,800	586,500

		2,826,133

Retail-Apparel/Shoe - 0.6%

Gap, Inc.	123,740	2,316,413
Nordstrom, Inc.	6,990	342,650

		2,659,063

Retail-Consumer Electronics - 0.7%

Best Buy Co., Inc.	52,710	2,897,469

Retail-Discount - 1.1%

Target Corp.	55,610	3,230,385
TJX Cos., Inc.	56,250	1,542,375

		4,772,760

Retail-Drug Store - 1.0%

CVS Corp.	13,700	394,149
Walgreen Co.	101,320	4,102,447

		4,496,596

Retail-Regional Deptment Stores - 0.7%

Kohl’s Corp.†	46,640	3,246,144

Retail-Restaurants - 1.3%

McDonald’s Corp.	136,853	5,743,720

Savings & Loans/Thrifts - 1.3%

Washington Mutual, Inc.	126,560	5,528,141

Semiconductors Components-Intergated Circuits - 0.3%

Analog Devices, Inc.	35,100	1,141,452

Steel-Producer - 0.2%

Steel Dynamics, Inc.	28,580	929,422

Telecom Services - 0.2%

Embarq Corp.	17,460	898,317

Telephone-Integrated - 2.0%

ALLTEL Corp.	85,570	4,855,242
BellSouth Corp.	53,600	2,390,024
Citizens Communications Co.	68,570	971,637
Qwest Communications International, Inc.†	75,750	582,517

		8,799,420

Therapeutics - 0.8%

Gilead Sciences, Inc.†	50,030	3,297,978

Transport-Rail - 2.2%

Burlington Northern Santa Fe Corp.	64,400	4,840,304
Norfolk Southern Corp.	92,070	4,534,447

		9,374,751

Transport-Services - 2.8%

FedEx Corp.	45,720	5,277,460
United Parcel Service, Inc., Class B	89,118	6,944,074

		12,221,534

Web Portals/ISP - 1.5%

Google, Inc., Class A†	12,270	5,949,968
Yahoo!, Inc.†	21,340	575,967

		6,525,935

Wireless Equipment - 0.9%

QUALCOMM, Inc.	112,570	4,118,936

Total Long-Term Investment Securities (cost $367,672,673)		392,119,187

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Commercial Paper - 8.0%
Rabobank USA Financial Corp. 5.30% due 12/01/06	$20,000,000	20,000,000
Societe Generale NA 5.30% due 12/01/06	15,000,000	15,000,000

		35,000,000

U.S. GOVERNMENT TREASURIES - 0.5%
United States Treasury Bills
4.84% due 12/07/06@	175,000	174,860
5.06% due 12/28/06@	60,000	59,774
5.07% due 12/21/06@	115,000	114,678
5.09% due 12/28/06@	330,000	328,749
5.10% due 12/21/06@	1,045,000	1,042,054
5.12% due 12/21/06@	245,000	244,306

		1,964,421

Total U.S. Government Treasuries (cost $1,964,421)		1,964,421

Total Short-Term Investment Securities (cost $36,964,421)		36,964,421

REPURCHASE AGREEMENT - 0.6%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $2,764,370 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 08/15/08 and having an approximate value of $2,851,364 (cost $2,764,000)	2,764,000	2,764,000

TOTAL INVESTMENTS (cost $407,401,094) (4)	99.2%	431,847,608
Other Assets Less Liabilities	0.8	3,434,934

NET ASSETS	100.0%	$435,282,542

†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 1.
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demond registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater then the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Socially Responsible Fund held the following restricted securities.

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/00	510	$0	$0	$0.00	0.00%

(4)	See Note 4 for cost of investments on a tax basis

ADR American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2006	Unrealized Appreciation (Depreciation)
105 Long	S&P 500 Index	December 2006	$36,535,700	$36,826,125	$290,425

See Notes to Portfolio of Investments

STRATEGIC BOND FUND

PORTFOLIO OF INVESTMENTS  -  November 30, 2006 (Unaudited)

Security Description	Shares/ Principal Amount (16)	Value (Note 1)
ASSET BACKED SECURITIES - 1.2%
Diversified Financial Services - 1.2%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	$220,000	$224,422
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(1)(3)	38,000	38,432
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	701,000	682,554
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	150,000	154,821
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class AJ 5.45% due 09/15/39(1)(2)	370,000	377,577
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2006-3, Class AJ 5.49% due 07/12/46(1)(2)	470,000	479,931
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.36% due 11/24/15*	250,000	250,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 09/15/21*(1)(3)	500,000	500,274

Total Asset Backed Securities (cost $2,671,930)		2,708,011

CONVERTIBLE BONDS & NOTES - 0.1%
Telecom Services - 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $125,000)	125,000	140,000

CORPORATE BONDS & NOTES - 28.8%
Advertising Services - 0.0%
Vertis, Inc. Sec. Notes 9.75% due 04/01/09	25,000	25,625

Aerospace/Defense - 0.1%
Raytheon Co. Debentures 6.00% due 12/15/10	45,000	46,388
Raytheon Co. Senior Notes 6.75% due 08/15/07	97,000	97,844

		144,232

Aerospace/Defense-Equipment - 0.1%
DeCrane Aircraft Holdings, Inc. Company Guar. Notes 12.00% due 09/30/08	150,000	116,438

Agricultural Chemicals - 0.2%
Freeport-McMoRan Resource Partners LP Senior Notes 7.00% due 02/15/08	150,000	153,000
Terra Capital, Inc. Sec. Notes 11.50% due 06/01/10	81,000	87,682
Terra Capital, Inc. Company Guar. Notes 12.88% due 10/15/08	100,000	111,750
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	50,000	50,813
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	50,000	51,125

		454,370

Airlines - 0.7%
American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	800,000	810,000
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A, 6.55% due 02/02/19	279,904	286,906
Continental Airlines, Inc. Pass Through Certs. Series 1991-1, Class C 6.95% due 08/02/09	62,620	61,994
Continental Airlines, Inc. Pass Through Certs. Series 1999, Class 2 7.73% due 03/15/11	105,335	100,068
Continental Airlines, Inc. Pass Through Certs. Series 2000-2 8.31% due 10/02/19	47,923	48,403
Northwest Airlines, Inc. Pass Through Certs. 7.04% due 04/01/22(8)	246,011	246,318
United AirLines, Inc. Pass Through Certs. 6.20% due 09/01/08	65,920	66,249

		1,619,938

Applications Software - 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	275,000	295,625

Auto-Cars/Light Trucks - 0.7%
DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	50,000	50,284
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	45,000	48,219

General Motors Corp. Senior Notes 7.13% due 07/15/13	650,000	602,875
General Motors Corp. Debentures 7.70% due 04/15/16	75,000	69,375
General Motors Corp. Debentures 8.25% due 07/15/23	650,000	592,312
General Motors Corp. Senior Debentures 8.38% due 07/15/33	175,000	159,469

		1,522,534

Auto/Truck Parts & Equipment-Replacement - 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(4)(5)	150,000	0

Banks-Commercial - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	50,000	54,606
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	50,000	51,248
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	68,000	68,363
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	100,000	98,168
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	55,000	56,663
UBS AG Sub. Notes 5.88% due 07/15/16	50,000	52,074
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	104,361
US Bank NA Notes 3.90% due 08/15/08	65,000	63,806

		549,289

Banks-Super Regional - 0.2%
Chemical Bank NA Sub. Notes 6.13% due 11/01/08	58,000	59,176
Huntington National Bank Sub. Notes 6.60% due 06/15/18	57,000	61,470
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	55,000	57,485
Wachovia Capital Trust III Bank Guar. Notes 5.51% due 03/15/42(9)	110,000	111,479
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	77,000	78,491
Wells Fargo & Co. Notes 3.98% due 10/29/10	120,000	115,780

		483,881

Beverages-Non-alcoholic - 0.1%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	125,000	127,500

Broadcast Services/Program - 0.3%
Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	56,000	45,456
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	337,000	355,535
Nexstar Finance Holdings, Inc. Senior Disc. Notes 11.38% due 04/01/13(10)	100,000	87,000
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	225,000	209,250

		697,241

Building & Construction Products-Misc. - 0.4%
Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(10)	125,000	80,000
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	250,000	255,625
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	295,000	308,275
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	325,000	333,937

		977,837

Building Products-Air & Heating - 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	43,000	43,667

Building Products-Wood - 0.0%
Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*	100,000	91,000

Cable TV - 1.6%
Adelphia Communications Corp. Senior Notes 10.25% due 06/15/11†(7)(8)	75,000	66,000
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	65,000	63,863
CCH I Holdings LLC Bonds 11.00% due 10/01/15*	708,000	690,300

CCH II LLC Senior Notes 10.25% due 09/15/10	200,000	208,500
CCH II LLC Company Guar. Notes 10.25% due 10/01/13*	1,378,000	1,440,010
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10	200,000	209,000
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	100,000	100,438
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	50,000	51,477
COX Communications, Inc. Bonds 5.50% due 10/01/15	100,000	98,483
COX Communications, Inc. Bonds 6.45% due 12/01/36*	57,000	57,453
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	95,000	96,781
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	125,000	129,219
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(10)	280,000	294,350

		3,505,874

Casino Hotels - 1.1%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	335,000	352,169
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(11)	362,426	344,305
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(4)(5)	250,000	250,000
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	189,000	168,779
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	800,000	748,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	60,000	63,600
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	75,000	68,250
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	300,000	279,750
Turning Stone Resort Casino Senior Notes 9.13% due 09/15/14*	75,000	76,687
Turning Stone Resort Casino Senior Notes 9.13% due 12/15/10*	75,000	77,062

		2,428,602

Cellular Telecom - 0.7%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	500,000	527,500
Centennial Cellular Operating Co. Company Guar. Notes 10.13% due 06/15/13	100,000	107,500
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(3)	150,000	156,750
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	28,000	29,260
New Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	246,000	271,001
Rural Cellular Corp. Secured Notes 8.25% due 03/15/12	175,000	181,562
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	225,000	230,625
Rural Cellular Corp. Senior Sub. Notes 11.24% due 11/01/12(3)	125,000	130,000

		1,634,198

Chemicals-Diversified - 0.1%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	75,000	80,062
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	77,000	77,838

		157,900

Chemicals-Specialty - 0.2%
Cytec Industries, Inc. Notes 6.00% due 10/01/15	90,000	90,542
Nalco Co. Senior Notes 7.75% due 11/15/11	100,000	102,000
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	125,000	132,187

Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14		75,000	75,563
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11		33,000	35,145
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12		100,000	104,000

			539,437

Coal - 0.1%
Massey Energy Co. Senior Notes 6.63% due 11/15/10		164,000	164,820

Commercial Services - 0.2%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13		283,000	297,150
The ServiceMaster Co. Notes 7.88% due 08/15/09		36,000	37,194

			334,344

Commercial Services-Finance - 0.0%
The Western Union Co. Bonds 5.40% due 11/17/11*		55,000	55,188

Computer Services - 0.1%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*		120,000	123,600
Computer Sciences Corp. Notes 3.50% due 04/15/08		45,000	43,788
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		100,000	104,875

			272,263

Computers-Integrated Systems - 0.0%
Activant Solutions, Inc. Senior Sub. Notes 9.50% due 05/01/16*		100,000	93,500

Consulting Services - 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13		100,000	103,250

Consumer Products-Misc. - 0.1%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12		28,000	28,630
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(10)		198,000	171,270
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12		25,000	25,625
Visant Holding Corp. Senior Notes 8.75% due 12/01/13		70,000	71,838

			297,363

Containers-Metal/Glass - 0.4%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26		175,000	164,500
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23		400,000	390,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13		100,000	103,000
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09		154,000	157,850

			815,350

Containers-Paper/Plastic - 0.2%
Pliant Corp. Sec. Notes 11.13% due 09/01/09		453,000	441,675

Cosmetics & Toiletries - 0.2%
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	52,000,000	461,801

Diagnostic Kits - 0.1%
Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12		270,000	279,450

Direct Marketing - 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12		236,000	233,640

Diversified Financial Services - 0.4%
General Electric Capital Corp. Senior Notes 1.00% due 03/21/12	JPY	85,000,000	715,103
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14		77,000	79,193

			794,296

Diversified Manufactured Operations - 0.2%
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*		75,000	72,000
Crane Co. Bonds 6.55% due 11/15/36		168,000	169,987

Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14*	100,000	104,000

		345,987

Electric-Generation - 0.2%
Edison Mission Energy Senior Notes 7.50% due 06/15/13	150,000	155,625
Edison Mission Energy Senior Notes 7.75% due 06/15/16	25,000	26,125
The AES Corp. Sec. Notes 8.75% due 05/15/13*	325,000	347,750

		529,500

Electric-Integrated - 0.9%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(10)	108,000	107,505
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	60,000	57,356
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36*	101,000	106,729
CenterPoint Energy Houston Electric LLC Sec. Notes 5.60% due 07/01/23	73,000	72,136
Commonwealth Edison Co. Notes 5.95% due 08/15/16	90,000	92,595
Consolidated Edison Co. of New York Senior Notes 5.70% due 12/01/36	72,000	72,402
Dominion Resources, Inc. Senior Notes 5.75% due 05/15/08(10)	99,000	99,554
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	90,000	88,401
Entergy Louisiana LLC Bonds 5.83% due 11/01/10	135,000	135,993
Florida Power & Light Co. Bonds 5.95% due 10/01/33	58,000	61,624
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	325,000	329,875
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	200,000	200,000
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	81,000	81,058
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	45,000	47,238
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	43,604
PSI Energy, Inc. Debentures 7.85% due 10/15/07	119,000	121,428
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	48,000	47,275
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	130,000	126,469
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	725,000	0
Southern Power Co. Senior Notes 6.38% due 11/15/36	50,000	50,901
WPS Resources Corp. Jr. Sub. Notes 6.11% due 12/01/16	60,000	60,445

		2,002,588

Electronic Components-Misc. - 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	50,000	46,500

Electronic Components-Semiconductors - 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	337,000	345,425
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	175,000	172,375
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*(11)	125,000	125,000
Freescale Semiconductor, Inc. Senior Notes 9.24% due 12/15/14*(3)	25,000	24,906
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	225,000	227,531

		895,237

Electronics-Military - 0.2%
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	200,000	198,000
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15	250,000	248,125

		446,125

Energy-Alternate Sources - 0.1%
VeraSun Energy Corp. Secured Notes 9.88% due 12/15/12	125,000	131,875

Enterprise Software/Service - 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	35,000	34,947

Finance-Auto Loans - 2.0%
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	635,000	620,348
Ford Motor Credit Co. Notes 6.63% due 06/16/08	300,000	298,326
Ford Motor Credit Co. Notes 7.38% due 10/28/09	575,000	574,038
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	785,000	804,957
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	1,025,000	1,055,307
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	7,000	7,214
General Motors Acceptance Corp. Notes 7.25% due 03/02/11	30,000	31,234
General Motors Acceptance Corp. Notes 7.75% due 01/19/10	425,000	442,902
General Motors Acceptance Corp. Notes 7.60% due 12/01/14(3)	660,000	690,935

		4,525,261

Finance-Commercial - 0.0%
CIT Group, Inc. Notes 5.85% due 09/15/16	50,000	51,432
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,662

		85,094

Finance-Credit Card - 0.1%
Capital One Capital III Company Guar. 7.69% due 08/15/36	130,000	150,903
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	100,000	102,172

		253,075

Finance-Investment Banker/Broker - 0.2%
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	99,000	100,473
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	55,000	56,514
Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	90,000	92,162
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	60,000	63,184
Morgan Stanley Senior Notes 5.75% due 10/18/16	77,000	79,216

		391,549

Finance-Mortgage Loan/Banker - 0.2%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	100,000	103,166
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	215,000	220,126
Residential Capital Corp. Senior Notes 6.50% due 04/17/13	45,000	46,683

		369,975

Food-Misc. - 0.1%
Wornick Co. Sec. Notes 10.88% due 07/15/11	175,000	141,750

Forestry - 0.0%
Weyerhaeuser Co. Debentures 6.88% due 12/15/33	55,000	55,435

Funeral Services & Related Items - 0.4%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	134,000	129,645
Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	49,125
Service Corp. International Senior Notes 7.00% due 06/15/17	125,000	124,375
Service Corp. International Senior Notes 7.38% due 10/01/14	175,000	182,000
Service Corp. International Senior Notes 7.63% due 10/01/18	175,000	182,875
Stewart Enterprises, Inc. Senior Notes 7.25% due 02/15/13	150,000	142,875

		810,895

Gambling (Non-Hotel) - 0.1%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	225,000	235,687

Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	76,000	80,560

		316,247

Gas-Distribution - 0.1%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	75,000	78,731
Sempra Energy Senior Notes 4.62% due 05/17/07	128,000	127,597
Southern California Gas Co. Bonds 5.75% due 11/15/35	45,000	46,545

		252,873

Golf - 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	200,000	178,500

Hotels/Motels - 0.1%
Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/14	150,000	144,750
Wyndham Worldwide Corp. Senior Bonds 6.00% due 12/01/16*	62,000	61,720

		206,470

Independent Power Producers - 1.1%
Calpine Corp Sec. Notes 8.75% due 07/15/13*(7)(8)	1,680,000	1,806,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	400,000	400,000
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	221,000	235,089

		2,441,089

Insurance Broker - 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	100,000	104,005

Insurance-Life/Health - 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	28,438
AmerUs Group Co. Senior Notes 6.58% due 05/16/11	100,000	106,250
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*	113,000	113,289
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	61,365
Presidential Life Corp. Senior Notes 7.88% due 02/15/09	50,000	47,750

		357,092

Insurance-Multi-line - 0.0%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	50,000	51,466

Insurance-Property/Casualty - 0.1%
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	175,000	187,688

Insurance-Reinsurance - 0.0%
Odyssey Re Holdings Corp. Senior Notes 6.88% due 05/01/15	70,000	72,084

Leisure Products - 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	63,000	60,696
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	25,000	24,875

		85,571

Machinery-Farming - 0.1%
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	175,000	175,000

Machinery-General Industrial - 0.0%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	50,000	52,250

Medical Information Systems - 0.0%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	100,000	92,500

Medical Products - 0.3%
Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	45,000	47,027
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(10)	225,000	175,500
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14*	185,000	181,763
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	250,000	266,250

		670,540

Medical-Drugs - 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	45,000	48,159

Merck & Co., Inc. Notes 2.50% due 03/30/07	29,000	28,745
Wyeth Bonds 5.50% due 02/01/14	85,000	86,382
Wyeth Notes 6.00% due 02/15/36	50,000	52,780

		216,066

Medical-Generic Drugs - 0.1%
Mylan Laboratories, Inc. Company Guar. Notes 5.75% due 08/15/10	25,000	24,781
Mylan Laboratories, Inc. Company Guar. Notes 6.38% due 08/15/15	300,000	295,500

		320,281

Medical-HMO - 0.1%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	150,000	150,000
WellPoint, Inc. Notes 3.75% due 12/14/07	95,282	93,778

		243,778

Medical-Hospitals - 0.8%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	206,000	198,275
HCA, Inc. Senior Notes 6.95% due 05/01/12	197,000	184,195
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	275,000	286,687
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	1,125,000	1,174,219

		1,843,376

Medical-Nursing Homes - 0.1%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	50,000	52,125
Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	50,000	52,125

		104,250

Medical-Wholesale Drug Distribution - 0.0%
Cardinal Health, Inc. Notes 5.80% due 10/15/16*	100,000	101,337

Metal Processors & Fabrication - 0.1%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	100,000	110,750

Mining - 0.0%
Newmont Mining Corp. Notes 8.63% due 05/15/11	40,000	45,289

Multimedia - 0.3%
Belo Corp. Senior Notes 6.75% due 05/30/13	45,000	46,353
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	100,000	102,625
News America, Inc. Company Guar. Notes 7.30% due 04/30/28	50,000	55,452
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	43,000	47,748
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	60,000	74,495
Time Warner Entertainment Co., LP Senior Debentures 8.38% due 03/15/23	135,000	162,298
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	55,000	58,041
Viacom, Inc. Senior Notes 6.88% due 04/30/36	40,000	41,094

		588,106

Networking Products - 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	45,000	45,941

Non-Ferrous Metals - 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(5)(8)(15)	75,000	0

Non-Hazardous Waste Disposal - 0.2%
Allied Waste North America, Inc. Senior Notes 8.50% due 12/01/08	425,000	448,375

Office Automation & Equipment - 0.2%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	100,000	100,111
Xerox Corp. Senior Notes 6.75% due 02/01/17	150,000	159,507
Xerox Corp. Senior Notes 7.63% due 06/15/13	150,000	158,505

		418,123

Office Supplies & Forms - 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	45,000	44,156

Oil & Gas Drilling - 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	50,000	51,875

Oil Companies-Exploration & Production - 1.5%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	100,000	102,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	175,000	173,250
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	350,000	350,000
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	425,000	402,156
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	275,000	271,562
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	75,000	71,906
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	650,000	673,562
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	200,000	181,500
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	25,000	23,375
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	65,000	64,350
Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*	225,000	221,625
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	134,000	143,883
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	100,000	100,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	72,000
Sabine Pass LNG LP Sec Notes. 7.25% due 11/30/13*	100,000	99,875
Sabine Pass LNG LP Sec Notes. 7.50% due 11/30/16*	255,000	255,319
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	125,000	120,313

		3,326,676

Oil Companies-Integrated - 0.1%
ConocoPhillips Canada Funding Co. Senior Company Guar. Notes 5.95% due 10/15/36	50,000	52,670
Hess Corp. Bonds 7.88% due 10/01/29	55,000	66,163
Hess Corp. Notes 7.13% due 03/15/33	65,000	73,291
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	100,000	116,150

		308,274

Oil Refining & Marketing - 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	185,399

Oil-Field Services - 0.2%
Allis-Chalmers Energy, Inc. Senior Notes 9.00% due 01/15/14*	165,000	165,000
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	100,000	104,000
Oslo Seismic Services, Inc. Bonds 8.28% due 06/01/11	123,975	127,282

		396,282

Paper & Related Products - 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13	575,000	513,188
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	225,000	212,625
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	86,000	85,967
Westvaco Corp. Bonds 7.95% due 02/15/31	60,000	67,275

		879,055

Pipelines - 1.3%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	150,000	153,750
Copano Energy LLC Senior Notes 8.13% due 03/01/16	125,000	128,750
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	50,000	52,801

Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	200,000	202,000
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	275,000	328,864
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10	75,000	77,625
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	125,000	117,500
MarkWest Energy Partners LP Senior Notes 8.50% due 07/15/16*	50,000	50,500
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	525,000	492,187
ONEOK Partners LP Bonds 6.15% due 10/01/16	50,000	51,518
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	178,000	184,230
Pacific Energy Partners LP Company Guar. Senior Notes 6.25% due 09/15/15	97,000	96,757
Reliant Energy, Inc. Notes 7.75% due 02/15/11	80,000	86,991
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	200,000	212,022
The Williams Cos., Inc. Notes 7.88% due 09/01/21	550,000	587,125
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	100,000	103,500
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	50,000	56,250

		2,982,370

Precious Metals - 0.1%
Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	55,000	52,587
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	67,000	67,570

		120,157

Private Corrections - 0.1%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	125,000	123,125

Publishing-Newspapers - 0.1%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	50,000	48,472
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	60,000	58,535
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	80,000	73,900

		180,907

Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	100,000	102,796
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	100,000	100,105
Heritage Property Investment Trust Notes 4.50% due 10/15/09	45,000	44,114
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	45,000	45,922
National Health Investors, Inc. Notes 7.30% due 07/16/07	75,000	74,915
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	200,000	200,500
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	25,000	25,267
Senior Housing Properties Trust Senior Notes 8.63% due 01/15/12	250,000	270,625
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,972
Simon Property Group LP Notes 5.60% due 09/01/11	45,000	45,808
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	225,000	243,000

		1,193,024

Real Estate Management/Services - 0.1%
AMB Property LP Company Guar. Notes 5.90% due 08/15/13	36,000	37,012
EOP Operating LP Senior Notes 7.00% due 07/15/11	90,000	97,727

Realogy Corp. Senior Notes 6.50% due 10/15/16*	100,000	103,598

		238,337

Rental Auto/Equipment - 0.3%
Avis Budget Car Rental LLC Senior Notes 7.63% due 05/15/14*	50,000	48,313
Avis Budget Car Rental LLC Senior Notes 7.87% due 05/15/14*(3)	75,000	72,187
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	185,000	191,012
Rental Services Corp. Bonds 9.50% due 12/01/14*	25,000	25,313
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	250,000	250,000

		586,825

Retail-Drug Store - 0.3%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	120,000	122,072
General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10	435,000	445,875
General Nutrition Centers, Inc. Company Guar. Notes 8.63% due 01/15/11	55,000	57,475
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	125,000	130,313

		755,735

Retail-Major Department Stores - 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	222,000

Retail-Music Store - 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09(4)(5)(6)(8)	16,572	4,309

Retail-Petroleum Products - 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	325,000	317,687

Retail-Regional Department Stores - 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	100,000	101,506
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	150,000	162,562

		264,068

Retail-Restaurants - 0.2%
Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14	100,000	97,000
NPC International, Inc. Senior Sub. Notes 9.50% due 05/01/14*	275,000	276,375

		373,375

Rubber/Plastic Products - 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07(4)(7)(12)	25,000	100

Savings & Loans/Thrifts - 0.2%
Independence Community Bank Corp. Notes 3.50% due 06/20/08	48,000	46,791
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	120,000	118,175
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	100,000	103,076
Western Financial Bank Senior Debentures 9.63% due 05/15/12	92,000	101,322

		369,364

Seismic Data Collection - 0.1%
Seitel, Inc. Senior Notes 11.75% due 07/15/11	250,000	311,250

Special Purpose Entities - 1.0%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(10)	175,000	149,625
ABX Financing Co. Company Guar. Bonds 6.35% due 10/15/36*	180,000	184,438
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	107,750
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	150,000	145,300
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	200,000	210,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	175,000	168,875

Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12*(3)	75,000	76,969
Consolidated Communications Illinois Senior Notes 9.75% due 04/01/12	121,000	128,865
GNC Parent Corp. Notes 5.44% due 12/01/11*(3)	75,000	74,625
ING USA Global Funding Trust Notes 4.25% due 10/01/10	80,000	78,619
Jostens IH Corp. Company Guar. Senior Sec. Notes 7.63% due 10/01/12	65,000	65,650
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	125,000	134,375
MXEnergy Holdings, Inc. Senior Notes 13.02% due 08/01/11*(3)	215,000	208,550
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09(4)(7)	200,000	37,000
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	100,922
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	163,000	163,645
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	75,000	75,000

		2,110,208

Specified Purpose Acquisitions - 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Notes 7.99% due 12/30/11	93,000	96,166

Steel-Producers - 0.2%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	150,000	166,875
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	180,000	182,064

		348,939

Steel-Specialty - 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	50,000	53,250

Storage/Warehousing - 0.1%
Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	33,000	35,269
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	75,000	78,000

		113,269

Telecom Services - 0.3%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	25,000	25,125
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	125,000	121,406
Insight Midwest LP Senior Notes 9.75% due 10/01/09	26,000	26,358
Qwest Corp. Senior Notes 7.50% due 10/01/14*	400,000	425,000

		597,889

Telephone-Integrated - 1.0%
AT&T Corp. Senior Notes 7.30% due 11/15/11	70,000	76,650
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	24,125
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	62,000	67,580
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	40,000	40,115
GTE Southwest, Inc. Bonds 8.50% due 11/15/31	110,000	135,532
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,075,000	1,076,344
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	50,000	56,444
Southwestern Bell Telephone Co. Notes 6.55% due 10/07/08	200,000	203,846
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	55,000	57,252
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	55,000	54,999
Verizon New York, Inc. Debentures 6.88% due 04/01/12	45,000	47,286

Windstream Corp. Senior Notes 8.63% due 08/01/16*	250,000	272,188

		2,112,361

Television - 0.6%
Allbritton Communications Co Senior Sub. Notes 7.75% due 12/15/12	275,000	278,437
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	275,000	261,250
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(3)	455,000	457,275
Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07	45,000	43,961
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	175,000	165,375
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	100,000	86,000

		1,292,298

Textile-Products - 0.1%
Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	204,000	208,080

Theaters - 0.3%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	150,000	144,750
AMC Entertainment, Inc. Senior Sub. Notes 9.88% due 02/01/12	100,000	104,000
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(10)	425,000	348,500

		597,250

Transport-Air Freight - 0.9%
Atlas Air, Inc. Pass Through Certs. Series 991A 6.88% due 07/02/09	165,441	161,719
Atlas Air, Inc. Pass Through Certs. Series 991A 7.20% due 01/02/19	400,832	400,832
Atlas Air, Inc. Pass Through Certs. Series 991B 7.63% due 01/02/15	486,267	527,600
Atlas Air, Inc. Pass Through Certs. Series 00-1 8.71% due 01/02/19	508,460	528,798
Atlas Air, Inc. Pass Through Certs. Series 991C 8.77% due 01/02/11	37,457	35,022
Atlas Air, Inc. Pass Through Certs. Series 00-1 9.06% due 01/02/14	197,175	227,738

		1,881,709

Transport-Rail - 0.1%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	88,000	107,214

Transport-Services - 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	45,000	45,391
PHI, Inc. Senior Notes 7.13% due 04/15/13*	150,000	144,000
Ryder System, Inc. Notes 5.85% due 11/01/16	100,000	99,685

		289,076

Travel Services - 0.0%
Travelport, Inc. Senior Notes 9.88% due 09/01/14*	50,000	49,375
Travelport, Inc. Senior Notes 10.02% due 09/01/14*(3)	50,000	48,500

		97,875

Total Corporate Bonds & Notes (cost $61,896,832)		63,696,902

FOREIGN CORPORATE BONDS & NOTES - 4.9%
Banks-Commercial - 0.2%
Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,092
Barclays Bank PLC Notes 5.93% due 12/15/16*(9)	120,000	122,875
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.96% due 12/30/09(3)(9)	78,000	63,765
Glitnir Banki HF Sub. Notes 6.69% due 06/15/11*	55,000	57,372
Landsbanki Islands HF Notes 6.10% due 08/25/11*	50,000	51,226
NIBC Bank NV Bonds 5.82% due 12/11/13*(9)	50,000	49,178

		359,508

Banks-Money Center - 0.1%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09(9)	125,000	126,100
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(9)	100,000	106,210
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(9)	38,000	38,613

		270,923

Beverages-Wine/Spirits - 0.1%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	110,000	109,648

Brewery - 0.0%
SABMiller PLC Notes 6.50% due 07/01/16*	100,000	105,986

Broadcast Services/Program - 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	149,000	157,346

Building & Construction-Misc. - 0.1%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	190,000	189,287
North American Energy Partners, Inc. Sec. Notes 9.00% due 06/01/10	125,000	136,580

		325,867

Cellular Telecom - 0.0%
Rogers Wireless, Inc. Sec. Notes 7.25% due 12/15/12	75,000	78,938

Chemicals-Specialty - 0.3%
Rhodia SA Senior Notes 8.88% due 06/01/11	622,000	649,990

Coal - 0.0%
Adaro Finance B.V. Company Guar. Notes 8.50% due 12/08/10*	100,000	102,500

Computers-Memory Devices - 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	175,000	173,687

Diversified Manufactured Operations - 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	100,000	100,500
Tyco International Group SA Company Guar. 6.00% due 11/15/13	100,000	104,674

		205,174

Electronic Components-Misc. - 0.3%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	125,000	123,750
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*	150,000	154,125
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	175,000	179,594
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16	100,000	101,500

		558,969

Electronic Components-Semiconductors - 0.1%
Avago Technologies Finance Pte Senior Notes 10.13% due 12/01/13*	150,000	159,375
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	50,000	49,250

		208,625

Finance-Consumer Loans - 0.0%
Aiful Corp. Notes 4.45% due 02/16/10*	50,000	48,191

Finance-Mortgage Loan/Banker - 0.0%
Nationwide Building Society Senior Notes 2.63% due 01/30/07*	65,000	64,725

Food-Meat Products - 0.1%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	175,000	182,700

Housewares - 0.1%
Vitro Envases Norteamerica SA Sec. Notes 10.75% due 07/23/11*	100,000	107,000

Independent Power Producer - 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(4)(7)	175,000	18

Insurance-Multi-line - 0.3%
Aegon NV Sub. Notes 5.41% due 07/15/14(3)(9)	112,000	95,760
Fairfax Financial Holdings, Ltd. Notes 7.38% due 04/15/18	20,000	18,800
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12	30,000	29,550
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	350,000	336,875

ING Groep NV Bonds 5.78% due 12/08/15(9)		140,000	140,925

			621,910

Investment Companies - 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*		92,000	93,212

Medical-Drugs - 0.6%
Abbott Japan Co., Ltd. Company Guar. Bonds 1.05% due 11/06/08	JPY	50,000,000	431,624
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*		150,000	135,375
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(3)		175,000	175,000
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11		425,000	413,312
Elan Finance PLC Senior Notes 8.88% due 12/01/13*		150,000	149,438
Elan Finance PLC Company Guar. Senior Notes 9.37% due 11/15/11(3)		100,000	99,500

			1,404,249

Metal-Aluminum - 0.0%
Novelis, Inc. Senior Notes 7.25% due 02/15/15*		100,000	96,000

Metal-Diversified - 0.1%
Inco, Ltd. Notes 7.75% due 05/15/12		100,000	109,787

Music - 0.1%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		175,000	173,250

Oil Companies-Exploration & Production - 0.2%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		125,000	118,750
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		120,000	120,750
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13		225,000	221,625
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38		60,000	59,578

			520,703

Oil Companies-Integrated - 0.1%
ENI Coordination Center Company Guar. Notes 5.25% due 12/27/07	GBP	135,000	264,692
Petro-Canada Notes 5.95% due 05/15/35		60,000	59,180

			323,872

Oil-Field Services - 0.0%
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16		63,000	62,279

Paper & Related Products - 0.2%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		350,000	336,437
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30		75,000	61,688

			398,125

Pipelines - 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		78,000	72,701

Property Trust - 0.0%
WEA Finance LLC/WCI Finance LLC Senior Notes 5.70% due 10/01/16*		45,000	45,556

Real Estate Operations & Development - 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08		69,000	72,766

Retail-Drug Store - 0.1%
Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14		200,000	200,000

Satellite Telecom - 0.4%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*		250,000	267,500
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*		375,000	411,094
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(10)		285,000	215,887

			894,481

Savings & Loans/Thrifts - 0.1%
Washington Mutual Preferred Funding Cayman Bonds 7.25% due 03/15/11*(9)		110,000	113,090

Semiconductor Equipment - 0.0%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11		75,000	64,125

Special Purpose Entities - 0.2%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)		286,000	297,039
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		55,000	52,685

			349,724

Specified Purpose Acquisitions - 0.2%
Nell AF SARL Guar. Bonds 8.38% due 08/15/15*		375,000	383,906

Steel-Specialty - 0.1%
CSN Islands IX Corp. Company Guar. Notes 10.00% due 01/15/15*		125,000	143,437

Telecom Services - 0.3%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(10)		643,000	573,878
TELUS Corp. Notes 7.50% due 06/01/07		32,000	32,319

			606,197

Telephone-Integrated - 0.1%
British Telecommunications PLC Bonds 8.63% due 12/15/30		100,000	141,067
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10		100,000	95,878
Telecom Italia Capital SA Notes 5.25% due 10/01/15		50,000	47,292

			284,237

Transport-Marine - 0.1%
Ultrapetrol Bahamas, Ltd. Bonds 9.00% due 11/24/14		125,000	119,375

Transport-Rail - 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		90,000	94,954

Total Foreign Corporate Bonds & Notes (cost $11,027,549)			10,957,731

FOREIGN GOVERNMENT AGENCIES - 35.7%
Sovereign - 35.7%
CS First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		420,000	434,834
Federal Republic of Brazil Bonds 5.49% due 01/05/16		908,000	427,743
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,180,000	1,165,250
Federal Republic of Brazil Notes 7.88% due 03/07/15		1,050,000	1,176,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,820,000	2,030,210
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	974,835
Federal Republic of Brazil Notes 8.75% due 02/04/25		720,000	883,440
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,250,000	1,533,125
Federal Republic of Brazil Notes 8.88% due 04/15/24		100,000	123,500
Federal Republic of Brazil Notes 10.25% due 06/17/13		495,000	614,790
Federal Republic of Brazil Bonds 10.50% due 07/14/14		330,000	420,750
Federal Republic of Brazil Notes 11.00% due 01/11/12		650,000	802,750
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,990,000	3,976,700
Federal Republic of Germany Bonds 4.13% due 07/04/08	EUR	475,000	633,388
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	420,000	581,775
Federal Republic of Germany Bonds 4.75% due 07/04/34	EUR	405,000	617,342
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	498,000	826,196

Government of Australia Bonds 5.75% due 06/15/11	AUD	3,490,000	2,744,744
Government of Australia Bonds 7.50% due 09/15/09	AUD	2,435,000	1,996,120
Government of Canada Bonds 4.00% due 09/01/10	CAD	1,090,000	960,437
Government of Canada Bonds 5.25% due 06/01/13	CAD	995,000	941,044
Government of Japan Bonds 0.70% due 05/15/08	JPY	124,800,000	1,077,918
Government of Japan Bonds 1.00% due 12/20/12	JPY	125,700,000	1,066,423
Government of Japan Bonds 1.30% due 06/20/15	JPY	54,800,000	463,376
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	645,000	1,240,324
Kingdom of Netherlands Bonds 3.00% due 07/15/07	EUR	475,000	626,361
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	9,770,000	1,680,463
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	10,300,000	1,725,120
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	7,420,000	1,362,482
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	14,540,000	2,149,687
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	18,415,000	2,871,546
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	11,700,000	1,760,210
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	170,000	291,675
Republic of Argentina Notes 5.25% due 12/31/38(10)		773,637	384,884
Republic of Argentina Bonds 5.59% due 08/03/12(3)		930,000	664,020
Republic of Argentina Bonds 7.00% due 03/28/11		1,078,000	1,071,532
Republic of Argentina Notes 8.28% due 12/31/33		1,182,570	1,203,856
Republic of Austria Notes 4.00% due 09/15/16	EUR	1,140,000	1,544,137
Republic of Colombia Bonds 7.38% due 09/18/37		160,000	166,800
Republic of Colombia Bonds 8.25% due 12/22/14		390,000	439,140
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,446,000,000	733,198
Republic of Ecuador Bonds 9.00% due 08/15/30(10)		480,000	447,600
Republic of El Salvador Bonds 7.65% due 06/15/35*		190,000	212,800
Republic of El Salvador Bonds 8.25% due 04/10/32		155,000	184,450
Republic of Greece Bonds 5.25% due 05/18/12	EUR	362,000	513,175
Republic of Peru Bonds 5.00% due 03/07/17(13)		125,400	124,146
Republic of Peru Notes 7.35% due 07/21/25		705,000	777,263
Republic of Peru Bonds 8.75% due 11/21/33		255,000	328,313
Republic of Philippines Bonds 7.75% due 01/14/31		160,000	177,800
Republic of Philippines Notes 8.00% due 01/15/16		460,000	515,200
Republic of Philippines Notes 8.25% due 01/15/14		1,170,000	1,306,012
Republic of Philippines Bonds 9.88% due 01/15/19		400,000	515,000
Republic of Philippines Notes 10.63% due 03/16/25		1,040,000	1,466,400
Republic of Turkey Notes 6.88% due 03/17/36		930,000	876,525
Republic of Turkey Bonds 7.00% due 09/26/16		870,000	878,700
Republic of Turkey Notes 7.00% due 06/05/20		250,000	249,375
Republic of Turkey Notes 7.25% due 03/15/15		1,790,000	1,844,774
Republic of Turkey Notes 7.38% due 02/05/25		390,000	394,875
Republic of Turkey Notes 8.00% due 02/14/34		250,000	267,813

Republic of Turkey Notes 9.50% due 01/15/14	495,000	574,200
Republic of Turkey Senior Notes 11.88% due 01/15/30	495,000	753,638
Republic of Uruguay Bonds 7.50% due 03/15/15	150,000	161,250
Republic of Uruguay Bonds 8.00% due 11/18/22	945,000	1,053,675
Republic of Uruguay Notes 9.25% due 05/17/17	280,000	336,700
Republic of Venezuela Bonds 5.75% due 02/26/16	550,000	513,150
Republic of Venezuela Bonds 6.00% due 12/09/20	1,110,000	1,012,875
Republic of Venezuela Bonds 7.00% due 12/01/18	200,000	200,000
Republic of Venezuela Notes 8.50% due 10/08/14	855,000	953,325
Republic of Venezuela Bonds 9.25% due 09/15/27	1,535,000	1,917,215
Republic of Venezuela Bonds 9.38% due 01/13/34	860,000	1,095,640
Russian Federation Bonds 5.00% due 03/31/30(10)	5,125,000	5,820,462
Russian Federation Notes 12.75% due 06/24/28	150,000	273,585
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	570,000	569,288
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13	220,000	237,204
United Mexican States Notes 5.63% due 01/15/17	1,320,000	1,327,260
United Mexican States Notes 6.63% due 03/03/15	1,400,000	1,501,500
United Mexican States Notes Series A 6.75% due 09/27/34	970,000	1,059,725
United Mexican States Notes Series A 7.50% due 04/08/33	525,000	622,650
United Mexican States Notes 8.13% due 12/30/19	800,000	979,600
United Mexican States Bonds 8.30% due 08/15/31	540,000	693,900

Total Foreign Government Agencies (cost $75,796,787)		79.125.188

FOREIGN GOVERNMENT TREASURIES - 1.1%
Sovereign - 1.1%
Government of United Kingdom Treasury Bonds 4.00% due 03/07/09	520,000	1,001,630
Government of United Kingdom Treasury Bonds 5.00% due 03/07/08	742,000	1,458,411

Total Foreign Government Treasuries (cost $2,342,248)		2,460,041

U.S. GOVERNMENT AGENCIES - 9.8%
Federal Home Loan Bank - 0.5%
3.50% due 05/15/07	400,000	396,979
3.88% due 12/20/06	400,000	399,707
4.50% due 09/08/08	400,000	397,991

		1,194,677

Federal Home Loan Mtg. Corp. - 5.4%
3.63% due 02/15/07	416,000	414,638
4.13% due 07/12/10	200,000	196,180
4.25% due 06/23/08	400,000	396,777
4.35% due 06/02/08	400,000	396,792
4.45% due 03/06/08	400,000	397,515
4.50% due 02/01/20	483,075	469,938
4.50% due 08/01/20	173,295	168,582
4.75% due 01/18/11	280,000	280,283
5.00% due 09/01/18	629,420	624,724
5.00% due 07/01/20	424,946	420,844
5.00% due 05/01/34	645,906	632,397
5.00% due 02/01/35	107,112	104,872
5.00% due 08/01/35	836,082	817,391
5.00% due 11/01/35	941,222	920,180
5.00% due December TBA	550,000	537,454
5.34% due 12/01/35(3)	460,973	459,677
5.50% due 05/15/34	323,857	326,838
5.50% due 07/01/35	347,781	346,797
5.74% due 08/01/36(3)	982,712	990,958
6.00% due 01/01/30	44,692	45,416
6.00% due 02/01/32	240,715	244,245
6.00% due 07/01/35	292,051	295,381
6.50% due 07/01/29	6,573	6,755
6.50% due 12/01/35	409,666	418,108
6.50% due 02/01/36	216,447	220,907
6.50% due 03/01/36	241,909	246,854
6.50% due 05/01/36	641,891	655,012
6.88% due 09/15/10	772,000	829,262
7.00% due 06/01/29	18,261	18,868

		11,883,645

Federal National Mtg. Assoc. - 3.9%
3.00% due 03/02/07	400,000	397,786
4.50% due 06/01/19	388,925	379,022
4.75% due 12/15/10	251,000	251,273
5.25% due 08/01/12	384,000	389,982
5.50% due 03/01/18	29,315	29,541
5.50% due 07/01/19	133,726	134,614
5.50% due 01/01/29	72,465	72,625
5.50% due 05/01/29	26,898	26,943
5.50% due 06/01/34	415,635	414,812
5.50% due 03/01/35	767,150	764,735
5.50% due 12/01/35	529,319	527,653
5.50% due 02/01/36(3)	257,211	258,701
5.50% due 11/01/36	1,367,417	1,362,466
6.00% due 02/01/32	97,549	98,954
6.00% due 10/01/34	1,395,019	1,412,064
6.00% due 06/01/35	168,385	170,251
6.50% due 12/01/31	98,141	100,737
6.50% due 04/01/34	227,818	232,805
6.50% due 02/01/35	99,781	101,841
6.50% due 07/01/36	1,434,834	1,464,165
7.50% due 03/01/32	8,987	9,358
8.50% due 08/01/31	19,763	21,288

		8,621,616

Total U.S. Government Agencies (cost $21,711,668)		21,699,938

U.S. GOVERNMENT TREASURIES - 9.0%
United States Treasury Notes - 6.0%
2.25% due 02/15/07	2,000,000	1,988,204
3.75% due 03/31/07	4,000,000	3,982,812
3.88% due 07/15/10	45,000	44,140
4.00% due 02/15/14	1,000,000	972,461
4.00% due 02/15/15	500,000	484,590
4.13% due 05/15/15	38,000	37,138
4.25% due 10/15/10	90,000	89,367
4.25% due 01/15/11	1,000,000	992,305
4.25% due 08/15/14	82,000	80,933
4.25% due 08/15/15	1,516,000	1,493,794
4.50% due 11/15/10	40,000	40,070
4.50% due 11/15/15	586,000	587,740
4.88% due 05/31/11	1,400,000	1,424,227
5.13% due 05/15/16	945,000	992,398

		13,210,179

United States Treasury Bonds - 3.0%
3.38% due 10/15/09	73,000	70,801
3.63% due 01/15/10	538,000	524,571
3.88% due 05/15/10	65,000	63,791
3.88% due 09/15/10	26,000	25,483
4.00% due 06/15/09	410,000	405,003
4.38% due 12/15/10	61,000	60,836
4.50% due 02/15/36	1,820,000	1,801,942
5.13% due 06/30/08	1,300,000	1,308,633
5.38% due 02/15/31	1,463,000	1,621,873
6.25% due 08/15/23	495,000	585,260
6.50% due 02/15/10	300,000	317,813

		6,786,006

Total U.S. Government Treasuries (cost $19,700,180)		19,996,185

COMMON STOCK - 1.0%
Casino Services - 0.0%
Shreveport Gaming Holdings, Inc.†(4)(5)(6)	1,280	29,469

Cellular Telecom - 0.7%
iPCS, Inc.†(4)	27,658	1,462,278

Medical-Outpatient/Home Medical - 0.0%
Critical Care Systems International, Inc.(4)(5)(6)	5,372	37,604

Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc.†	1,753	5,873

Oil-Field Services - 0.3%
Trico Marine Services, Inc.†	18,339	666,623

Retail-Music Store - 0.0%
MTS, Inc.(4)(5)(6)	3,863	0

Total Common Stock (cost $876,508)		2,201,847

PREFERRED STOCK - 0.4%
Diversified Financial Services - 0.1%
General Electric Capital Corp. 4.50%(10)	12,000	275,640

Finance-Mortgage Loan/Banker - 0.0%
Fannie Mae 7.09% Series O(3)(9)	997	53,639

Oil Companies-Exploration & Production - 0.1%
Transmeridian Exploration, Inc. 15.00%	1,050	105,000

Retail-Drug Store - 0.0%
General Nutrition Centers, Inc. 12.00% Series A(4)(11)	50	74,500

Television - 0.2%
ION Media Networks, Inc.(11)	51	392,700

Total Preferred Stock (cost $906,497)		901,479

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(5)	6,905	$6,905

Telephone-Integrated - 0.0%
GT Group Telecom, Inc. Expires 02/01/10†*(4)(5)(6)	50	1

Total Warrants (cost $18,990)		6,906

Total Long-Term Investment Securities (cost $197,074,189)		203,894,228

REPURCHASE AGREEMENT - 6.8%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in the amount of $15,085,019 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $15,537,225 (cost $15,083,000)	15,083,000	15,083,000

Total Repurchase Agreements (cost $15,083,000)		15,083,000

TOTAL INVESTMENTS (cost $212,157,189) (14)	98.8%	218,977,228
Other Assets Less Liabilities	1.2	2,590,255

NET ASSETS	100.0%	$221,567,483

BONDS & NOTES SOLD SHORT - (0.3%)
U.S. GOVERNMENT AGENCIES - (0.3%)
Federal National Mtg. Assoc. 6.50% due December TBA (proceeds $ (560,527))	(550,000)	(561,172)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $19,065,484 representing 8.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Commercial Mortgaged Back Security

(2)	Variable Rate Security - the rate reflected is as of November 30, 2006. Maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.

(4)	Illiquid security

(5)	Fair valued security; see Note 1

(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc.
Common Stock	06/17/04	$635	$5,490
	11/09/04	4,737	35,231

		5,372	40,721	$37,604	$7.00	0.02%
GT Group Telecommunications, Inc.
Warrant Expires 02/01/10	09/15/00	50	0	1	0.01	0.00
ICO North America, Inc.:
7.50% due 08/15/09	08/11/05	125,000	125,000	140,000	1.12	0.06
MTS, Inc.:
10.00% due 03/15/09	03/16/04	13,636	49,087
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	50,311	4,309	0.26	0.00
MTS, Inc.:
Common Stock	03/16/04	3,863	—	—	—	0.00

Shreveport Gaming
Holdings, Inc.
Common Stock	07/21/05	257	5,918
	07/29/05	1,023	23,551

		1,280	29,469	29,469	23.02	0.01
Southern Energy, Inc.:
7.90% due 07/15/09	01/10/06	725,000	—	—	—	0.00

				$211,383		0.09%

(7)	Bond in default

(8)	Company has filed Chapter 11 bankruptcy protection.

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(12)	Company has filed Chapter 7 bankruptcy.

(13)	Variable Rate Security - the rate reflected is as of November 30, 2006. Maturity date reflects next reset date.

(14)	See Note 4 for cost of investments on a tax basis

(15)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(16)	Denominated in United States dollars unless otherwise indicated.

TBA - To be announced

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

COP - Columbian Peso

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

Country Allocation*
United States	58.2%
Brazil	5.9%
Sweden	3.1%
Mexico	3.1%
Russia	2.7%
Turkey	2.6%
Venezuela	2.6%
United Kingdom	2.5%
Australia	2.1%
Norway	2.2%
Canada	1.9%
Philippines	1.8%
Argentina	1.5%
Japan	1.4%
Germany	1.3%
Austria	0.7%
Uruguay	0.7%
Colombia	0.6%
Peru	0.5%
Netherlands	0.5%
Belgium	0.4%
Bermuda	0.4%
France	0.4%
Luxembourg	0.4%
Cayman Islands	0.3%
Greece	0.2%
Ireland	0.2%
Ecuador	0.2%
El Salvador	0.1%
Singapore	0.1%
Spain	0.1%
Ukrainian SSR	0.1%

98.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At November 30, 2006, Money Market II Fund held 2.47% undivided interest, representing $7,406,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated November 30, 2006, bears interest at a rate of 5.27% per annum, has a principal amount of $300,000,000, a repurchase price of $300,043,917 and matures December 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	1.63%	01/15/15	$179,733,000	$184,001,659
U.S. Treasury Inflation Index Bonds	3.38%	01/15/12	100,000,000	122,000,000

Note 3 — Transactions with Affiliates

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I & VC II Funds*	$—	$—
Conservative Growth Lifestyle	Various VC I & VC II Funds*	$—	$—
Moderate Growth Lifestyle	Various VC I & VC II Funds*	$—	$—

Fund	Security	Market Value at 08/31/06	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Discount (Premium) Amortization	Market Value at 11/30/06
Aggressive Growth Lifestyle	Various VC I & VC II Funds*	$54,057,210	$10,317,751	$4,552,038	$445,826	$3,525,908	$—	$63,794,657
Conservative Growth Lifestyle	Various VC I & VC II Funds*	37,382,856	5,943,849	5,772,431	329,990	1,762,923	—	39,647,188
Moderate Growth Lifestyle	Various VC I & VC II Funds*	88,671,332	14,880,385	13,409,625	1,011,405	4,743,098	—	95,896,594

*	See Schedule of Investments for details.

Note 4 — Federal Income Taxes

As of November 30, 2006, the amounts of unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$58,187,866	$5,636,339	$29,549	$5,606,790
Capital Appreciation	68,429,042	8,262,243	1,081,137	7,181,106
Conservative Growth Lifestyle	37,409,173	2,493,730	255,715	2,238,015
Core Bond	128,484,033	2,161,045	671,530	1,489,515
High Yield Bond	115,004,883	7,291,259	1,978,436	5,312,823
International Small Cap Equity	459,747,282	79,811,479	13,053,992	66,757,487
Large Cap Value	276,088,415	22,343,546	2,533,406	19,810,140
Mid Cap Growth	52,356,293	9,073,123	760,726	8,312,397
Mid Cap Value	356,317,215	60,929,442	5,005,267	55,924,175
Moderate Growth Lifestyle	88,726,034	7,427,968	257,407	7,170,561
Money Market II	214,074,428	—	—	—
Small Cap Growth	44,716,570	8,781,975	2,561,008	6,220,967
Small Cap Value	134,031,597	23,281,476	2,656,982	20,624,494
Socially Responsible	409,460,918	27,172,480	4,785,790	22,386,690
Strategic Bond	212,579,710	8,248,662	1,846,960	6,401,702

Note 5 — Other Matters

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of The Variable Annuity Life Insurance Company (“Adviser”), AIG SunAmerica Asset Management Corp. (“SAAMCo”), AIG Global Investment Corp. (“AIGGIC”) and American General Distributors, Inc. (“AGDI”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2007

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 29, 2007